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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                            Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid-Cap Value VCT Portfolio
          SCHEDULE OF INVESTMENTS  3/31/2008 (unaudited)

Shares                                                       Value

          COMMON STOCKS - 98.1 %
          Energy - 6.4 %
          Integrated Oil & Gas - 2.9 %
58,746    Hess Corp.                                      $5,180,222
61,100    USX-Marathon Group, Inc.                         2,786,160
                                                          $7,966,382
          Oil & Gas Equipment & Services - 0.5 %
21,247    Weatherford International, Inc. *               $1,539,770
          Oil & Gas Refining & Marketing - 1.4 %
124,475   Tesoro Petroleum Corp.                          $3,734,250
          Oil & Gas Storage & Transportation - 1.6 %
257,100   EL Paso Corp.                                   $4,278,144
          Total Energy                                    $17,518,546
          Materials - 7.3 %
          Diversified Metals & Mining - 1.3 %
36,344    Freeport-McMoRan Copper & Gold, Inc. (Class B)  $3,497,020
          Gold - 1.5 %
89,447    Newmont Mining Corp.                            $4,051,949
          Industrial Gases - 0.8 %
24,427    Air Products & Chemicals, Inc.                  $2,247,284
          Metal & Glass Containers - 2.1 %
127,601   Ball Corp.                                      $5,861,990
          Specialty Chemicals - 1.6 %
96,727    International Flavor & Fragrances, Inc. *       $4,260,824
          Total Materials                                 $19,919,067
          Capital Goods - 3.5 %
          Construction & Engineering - 0.8 %
78,816    KBR, Inc.                                       $2,185,568
          Industrial Machinery - 0.6 %
42,858    Crane Co.                                       $1,729,320
          Trading Companies & Distributors - 2.1 %
72,804    W.W. Grainger, Inc.                             $5,561,498
          Total Capital Goods                             $9,476,386
          Commercial Services & Supplies - 6.9 %
          Diversified Commercial Services - 1.9 %
153,200   Equifax, Inc. *                                 $5,282,336
          Environmental & Facilities Services - 2.8 %
60,778    Republic Services, Inc.                         $1,777,149
169,882   Waste Management, Inc. *                         5,701,240
                                                          $7,478,389
          Office Services & Supplies - 2.2 %
86,900    Avery Dennison Corp.                            $4,279,825
48,900    Pitney Bowes, Inc. *                             1,712,478
                                                          $5,992,303
          Total Commercial Services & Supplies            $18,753,028
          Transportation - 1.3 %
          Railroads - 1.3 %
61,975    CSX Corp.                                       $3,474,938
          Total Transportation                            $3,474,938
          Consumer Durables & Apparel - 2.1 %
          Consumer Electronics - 1.0 %
64,900    Harman International Industries, Inc.           $2,825,746
          Homebuilding - 0.6 %
99,600    D.R. Horton, Inc.                               $1,568,700
          Housewares & Specialties - 0.5 %
18,354    Fortune Brands, Inc.                            $1,275,603
          Total Consumer Durables & Apparel               $5,670,049
          Media - 5.2 %
          Advertising - 2.5 %
820,154   The Interpublic Group of Companies, Inc. *      $6,897,495
          Broadcasting & Cable TV - 0.7 %
84,800    CBS Corp. (Class B)                             $1,872,384
          Movies & Entertainment - 2.0 %
76,000    The Walt Disney Co.                             $2,384,880
74,632    Viacom, Inc. (Class B) *                         2,956,920
                                                          $5,341,800
          Total Media                                     $14,111,679
          Retailing - 2.5 %
          Apparel Retail - 1.4 %
195,982   Gap, Inc.                                       $3,856,926
          Department Stores - 1.1 %
39,485    J.C. Penney Co., Inc.                           $1,488,979
15,113    Sears Holdings Corp. *                           1,542,886
                                                          $3,031,865
          Total Retailing                                 $6,888,791
          Food & Drug Retailing - 3.7 %
          Food Retail - 3.7 %
230,939   Kroger Co.                                      $5,865,851
140,391   Safeway, Inc.                                    4,120,476
                                                          $9,986,327
          Total Food & Drug Retailing                     $9,986,327
          Food Beverage & Tobacco - 4.1 %
          Brewers - 2.2 %
52,700    Anheuser-Busch Companies, Inc.                  $2,500,615
68,142    Molson Coors Brewing Co. (Class B)               3,582,225
                                                          $6,082,840
          Tobacco - 1.9 %
71,288    Loews Corp Carolina Group                       $5,171,944
          Total Food Beverage & Tobacco                   $11,254,784
          Household & Personal Products - 1.8 %
          Personal Products - 1.8 %
107,500   Estee Lauder Co.                                $4,928,875
          Total Household & Personal Products             $4,928,875
          Health Care Equipment & Services - 5.2 %
          Health Care Services - 2.0 %
303,589   Omnicare, Inc.                                  $5,513,176
          Health Care Supplies - 1.8 %
140,676   Cooper Companies, Inc.                          $4,843,475
          Managed Health Care - 1.4 %
88,023    AETNA, Inc.                                     $3,704,888
          Total Health Care Equipment & Services          $14,061,539
          Pharmaceuticals & Biotechnology - 2.7 %
          Life Sciences Tools & Services - 0.1 %
17,985    PerkinElmer, Inc.                               $  436,136
          Pharmaceuticals - 2.6 %
100,050   Barr Laboratorie, Inc. *                        $4,833,416
148,900   Schering-Plough Corp.                            2,145,649
                                                          $6,979,065
          Total Pharmaceuticals & Biotechnology           $7,415,201
          Banks - 4.0 %
          Regional Banks - 2.5 %
67,689    KeyCorp                                         $1,485,774
34,058    Marshall & Ilsley Corp.                            790,146
53,077    PNC Bank Corp.                                   3,480,259
22,660    Zions Bancorporation                             1,032,163
                                                          $6,788,342
          Thrifts & Mortgage Finance - 1.5 %
61,155    Hudson City Bancorp, Inc.                       $1,081,220
169,400   People's Bank *                                  2,932,314
                                                          $4,013,534
          Total Banks                                     $10,801,876
          Diversified Financials - 4.5 %
          Asset Management & Custody Banks - 1.8 %
87,816    Legg Mason, Inc.                                $4,915,940
          Consumer Finance - 1.5 %
66,900    Capital One Financial Corp.                     $3,292,818
96,081    The First Marblehead Corp.                         716,764
                                                          $4,009,582
          Investment Banking & Brokerage - 1.2 %
85,405    Lazard, Ltd.                                    $3,262,471
          Total Diversified Financials                    $12,187,993
          Insurance - 8.8 %
          Insurance Brokers - 1.9 %
127,299   Aon Corp.                                       $5,117,420
          Life & Health Insurance - 4.0 %
42,900    Lincoln National Corp.                          $2,230,800
395,089   Unum Group                                       8,695,909
                                                          $10,926,709
          Property & Casualty Insurance - 1.5 %
255,139   Progressive Corp. *                             $4,100,084
          Reinsurance - 1.4 %
70,432    RenaissanceRe Holdings, Ltd.                    $3,656,125
          Total Insurance                                 $23,800,338
          Real Estate - 3.7 %
          Industrial Real Estate Investment Trust - 0.9 %
43,460    ProLogis Trust                                  $2,558,056
          Mortgage Real Estate Investments Trust - 1.4 %
245,565   Annaly Capital Management, Inc.                 $3,762,056
          Office Real Estate Investment Trust - 0.5 %
15,200    Boston Properties, Inc.                         $1,399,464
          Specialized Real Estate Investment Trust - 0.9 %
27,800    Public Storage, Inc.                            $2,463,636
          Total Real Estate                               $10,183,212
          Software & Services - 1.7 %
          Data Processing & Outsourced Services - 1.7 %
112,388   Computer Sciences Corp. *                       $4,584,307
          Total Software & Services                       $4,584,307
          Technology Hardware & Equipment - 8.3 %
          Computer Hardware - 5.5 %
153,800   Dell, Inc. *                                    $3,063,696
230,450   NCR Corp. *                                      5,261,174
170,350   Sun Microsystems, Inc. *                         2,645,536
188,950   Teradata Corp. *                                 4,168,237
                                                          $15,138,643
          Computer Storage & Peripherals - 1.1 %
128,025   Imation Corp.                                   $2,911,289
          Office Electronics - 1.7 %
303,873   Xerox Corp.                                     $4,548,979
          Total Technology Hardware & Equipment           $22,598,911
          Semiconductors - 2.3 %
          Semiconductor Equipment - 1.1 %
144,400   Applied Materials, Inc.                         $2,817,244
          Semiconductors - 1.2 %
218,200   Infineon Technologies (A.D.R.) *                $1,531,764
97,651    National Semiconductor Corp.                     1,788,966
                                                          $3,320,730
          Total Semiconductors                            $6,137,974
          Utilities - 12.1 %
          Electric Utilities - 5.7 %
100,176   American Electric Power Co., Inc. *             $4,170,327
111,273   Edison International                             5,454,602
60,711    Firstenergy Corp.                                4,165,989
37,438    PPL Corp.                                        1,719,153
                                                          $15,510,071
          Gas Utilities - 2.1 %
103,001   Questar Corp.                                   $5,825,737
          Multi-Utilities - 4.3 %
121,038   NSTAR                                           $3,683,186
103,394   Public Service Enterprise Group, Inc.            4,155,405
71,300    Sempra Energy                                    3,798,864
                                                          $11,637,455
          Total Utilities                                 $32,973,263
          TOTAL COMMON STOCKS
          (Cost  $270,610,380)                            $266,727,084
Principal
Amount ($)
          TEMPORARY CASH INVESTMENTS- 0.9 %
          Repurchase Agreement - 0.9 %
1,285,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $1,285,000 plus accrued interest on 4/1/08 collateralized by the following:
              $472,757 Federal National Mortgage Association, 5.5 - 6.5%,
                     2/1/23 - 1/1/48
              $960,750 Federal National Mortgage Association (ARM), 4.44
		- 7.029%, 1/1/34 - 9/1/37
              $159,188 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
                     12/1/34 - 6/1/35
              $96,086 Freddie Mac Giant, 4.0 - 6.0%, 2/1/2$1,285,000

1,285,000 JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $1,285,000 plus accrued interest on 4/1/08 collateralized by
          $1,658,743 Federal National Mortgage Association, 5.0-10.0%,
          10/1/14-3/1/38                                   1,285,000
                                                          $2,570,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $2,570,000)                              $2,570,000
          TOTAL INVESTMENT IN SECURITIES - 99.1%
          (Cost  $273,779,438) (a)                        $269,297,084
          OTHER ASSETS AND LIABILITIES - 0.9%             $2,488,347
          TOTAL NET ASSETS - 100.0%                       $271,785,431

(A.D.R.)  American Depositary Receipt

*         Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $273,779,438 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost   $17,753,404

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value    (22,235,758)

          Net unrealized gain                               $ (4,482,354)

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments  Other Financial
					       in securities   Instruments

Level 1 - Quoted Prices                            266,727,084     0
Level 2 - Other Significant Observable Inputs      2,570,000       0
Level 3 - Significant Unobservable Inputs          0               0
Total                                              269,297,084     0

           Pioneer Small Cap Value VCT Portfolio
           Schedule of Investments  3/31/08 (unaudited)

Shares                                                           Value
           COMMON STOCKS - 94.9 %
           Energy - 7.4 %
           Oil & Gas Drilling - 0.9 %
21,500     Grey Wolf, Inc. *                                  $   145,770
14,200     Patterson Energy, Inc.                                 371,756
                                                              $   517,526
           Oil & Gas Equipment & Services - 2.9 %
17,900     Basic Energy Services, Inc. *                      $   395,232
19,400     Complete Production Services *                         445,036
7,100      Global Industries, Ltd. *                              114,239
29,211     Key Energy Services, Inc. *                            392,012
8,500      Oil States International, Inc. *                       380,885
                                                              $ 1,727,404
           Oil & Gas Exploration & Production - 1.4 %
4,400      Plains Exploration & Product Co. *                 $   233,816
7,500      Stone Energy Corp. *                                   392,325
4,000      Swift Energy Co. *                                     179,960
                                                              $   806,101
           Oil & Gas Refining & Marketing - 2.2 %
17,400     Alon Usa Energy, Inc.                              $   264,654
11,000     Frontier Oil Corp.                                     299,860
5,700      Holly Corp.                                            247,437
6,800      Tesoro Petroleum Corp.                                 204,000
19,400     Western Refining, Inc. *                               261,318
                                                              $ 1,277,269
           Total Energy                                       $ 4,328,300
           Materials - 6.2 %
           Diversified Chemical - 1.3 %
20,800     Hercules, Inc.                                     $   380,432
20,100     Olin Corp.                                             397,176
                                                              $   777,608
           Diversified Metals & Mining - 0.2 %
11,300     Horsehead Holding Corp. *                          $   130,854
           Fertilizers & Agricultural Chemicals - 0.5 %
8,800      Terra Industries, Inc. *                           $   312,664
           Paper Packaging - 0.8 %
14,500     Rock -Tenn Co. *                                   $   434,565
           Specialty Chemicals - 0.6 %
17,400     H.B. Fuller Co.                                    $   355,134
           Steel - 2.8 %
7,100      AK Steel Holding Corp.                             $   386,382
13,100     Commercial Metals Co.                                  392,607
6,600      Reliance Steel & Aluminum Co.                          395,076
13,200     Steel Dynamics, Inc.                                   436,128
                                                              $ 1,610,193
           Total Materials                                    $ 3,621,018
           Capital Goods - 11.3 %
           Aerospace & Defense - 0.7 %
8,800      Teledyne Technologies, Inc. *                      $   413,600
           Building Products - 0.8 %
7,000      Apogee Enterprise, Inc.                            $   107,800
10,700     Lennox International, Inc.                             384,879
                                                              $   492,679
           Construction & Engineering - 1.4 %
13,000     Granite Construction, Inc.                         $   425,230
10,300     Perini Corp. *                                         373,169
                                                              $   798,399
           Construction, Farm Machinery & Heavy Trucks - 1.4 %
4,300      Astec Industries, Inc. *                           $   166,668
8,700      Oshkosh Truck Corp.                                    315,636
8,100      The Toro Co.                                           335,259
                                                              $   817,563
           Electrical Component & Equipment - 2.2 %
8,700      Acuity Brands, Inc.                                $   373,665
8,500      Graftech International, Ltd. *                         137,785
8,200      Hubbell, Inc. (Class B)                                358,258
3,300      Regal-Beloit Corp.                                     120,879
10,600     Superior Essex, Inc. *                                 298,072
                                                              $ 1,288,659
           Industrial Conglomerates - 0.4 %
27,955     Cardiome Pharma Corp. *                            $   234,822
           Industrial Machinery - 3.7 %
14,400     Applied Power, Inc. *                              $   435,024
10,700     Barnes Group, Inc.                                     245,565
10,300     Columbus McKinnon Corp.  *                             319,094
9,200      Crane Co.                                              371,220
10,100     Gardner Denver, Inc. *                                 374,710
9,300      L.B. Foster Co. *                                      400,458
                                                              $ 2,146,071
           Trading Companies & Distributors - 0.7 %
13,800     Applied Industrial Technologies, Inc.              $   412,482
           Total Capital Goods                                $ 6,604,275
           Commercial Services & Supplies - 4.1 %
           Human Resource & Employment Services - 1.2 %
10,900     Heidrick & Struggles International, Inc. *         $   354,577
25,400     TrueBlue, Inc. *                                       341,376
                                                              $   695,953
           Office Services & Supplies - 2.9 %
23,500     American Reprographics Co. *                       $   348,740
13,100     Hni Corp.                                              352,259
27,200     Knoll, Inc.                                            313,888
12,800     Miller (Herman), Inc.                                  314,496
7,200      United Stationers, Inc. *                              343,440
                                                              $ 1,672,823
           Total Commercial Services & Supplies               $ 2,368,776
           Transportation - 1.2 %
           Air Freight & Couriers - 0.6 %
5,800      Atlas Air Worldwide Holdings, Inc. *               $   319,000
           Airlines - 0.6 %
10,900     AMR Corp. *                                        $    98,318
8,600      Continental Airlines, Inc. (Class B) *                 165,378
4,400      UAL Corp. *                                             94,732
                                                              $   358,428
           Total Transportation                               $   677,428
           Automobiles & Components - 0.8 %
           Auto Parts & Equipment - 0.2 %
4,500      Drew Industries, Inc. *                            $   110,070
           Automobile Manufacturers - 0.6 %
12,600     Thor Industries, Inc.                              $   375,102
           Total Automobiles & Components                     $   485,172
           Consumer Durables & Apparel - 6.7 %
           Apparel, Accessories & Luxury Goods - 1.5 %
8,000      Columbia Sportswear Co.                            $   352,240
10,800     Movado Group, Inc.                                     210,492
8,800      Phillips-Van Heusen Corp.                              333,696
                                                              $   896,428
           Footwear - 1.3 %
18,800     Iconix Brand Group, Inc. *                         $   326,180
14,200     Wolverine World Wide, Inc.                             411,942
                                                              $   738,122
           Home Furnishings - 0.4 %
20,300     Tempur-Pedic International, Inc.                   $   223,300
           Household Appliances - 1.2 %
7,900      Snap-On, Inc.                                      $   401,715
5,800      Stanley Works                                          276,196
                                                              $   677,911
           Housewares & Specialties - 0.7 %
11,100     Tupperware Brands Corp.                            $   429,348
           Leisure Products - 1.6 %
11,600     Hasbro, Inc.                                       $   323,640
10,700     JAKKS Pacific, Inc. *                                  294,999
7,100      Polaris Industries, Inc. *                             291,171
                                                              $   909,810
           Total Consumer Durables & Apparel                  $ 3,874,919
           Consumer Services - 0.5 %
           Education Services - 0.5 %
7,300      DeVry, Inc.                                        $   305,432
           Total Consumer Services                            $   305,432
           Media - 1.3 %
           Publishing - 1.3 %
13,700     Interactive Data Corp.                             $   390,039
9,000      Meredith Corp.                                         344,250
                                                              $   734,289
           Total Media                                        $   734,289
           Retailing - 2.9 %
           Apparel Retail - 0.9 %
9,000      J. Crew Group, Inc. *                              $   397,530
5,300      Men's Wearhouse, Inc.                                  123,331
                                                              $   520,861
           Computer & Electronics Retail - 0.6 %
20,700     RadioShack Corp.                                   $   336,375
           General Merchandise Stores - 0.7 %
19,000     Big Lots, Inc. *                                   $   423,700
           Internet Retail - 0.7 %
3,200      Priceline.com, Inc. *                              $   386,752
           Total Retailing                                    $ 1,667,688
           Food & Drug Retailing - 1.7 %
           Food Distributors - 0.7 %
8,700      The Andersons, Inc.                                $   388,107
           Food Retail - 1.0 %
14,800     Casey's General Stores, Inc. *                     $   334,480
14,800     Winn-Dixie Stores, Inc. *                              265,808
                                                              $   600,288
           Total Food & Drug Retailing                        $   988,395
           Food, Beverage & Tobacco - 2.6 %
           Agricultural Products - 1.2 %
10,000     Corn Products International, Inc. *                $   371,400
9,200      Fresh Del Monte Produce, Inc. *                        334,880
                                                              $   706,280
           Packaged Foods & Meats - 1.4 %
11,900     Cal-Maine Foods, Inc. *                            $   397,222
11,000     Sanderson Farms, Inc.                                  418,110
                                                              $   815,332
           Total Food, Beverage & Tobacco                     $ 1,521,612
           Household & Personal Products - 0.9 %
           Personal Products - 0.9 %
9,300      NBTY, Inc. *                                       $   278,535
12,000     USANA Health Sciences, Inc. *                          264,360
                                                              $   542,895
           Total Household & Personal Products                $   542,895
           Health Care Equipment & Services - 7.0 %
           Health Care Equipment - 1.3 %
8,900      Edwards Lifesciences Group *                       $   396,495
7,800      Kinetic Concepts, Inc. *                               360,594
                                                              $   757,089
           Health Care Facilities - 2.4 %
16,100     Amsurg Corp. *                                     $   381,248
27,100     LCA-Vision, Inc.                                       338,750
25,900     Sun Healthcare Group *                                 340,326
12,400     VCA Antech, Inc. *                                     339,140
                                                              $ 1,399,464
           Health Care Services - 2.4 %
9,200      Amedisys, Inc. *                                   $   361,928
17,600     Apria Healthcare Group, Inc. *                         347,600
8,200      Chemed Corp.                                           346,040
12,000     Lincare Holdings, Inc. *                               337,320
                                                              $ 1,392,888
           Health Care Supplies - 0.2 %
5,500      Cynosure, Inc. *                                   $   117,150
           Health Care Technology - 0.7 %
20,100     Omnicell, Inc. *                                   $   404,010
           Total Health Care Equipment & Services             $ 4,070,601
           Pharmaceuticals & Biotechnology - 4.8 %
           Biotechnology - 2.5 %
25,700     Alkermes, Inc. *                                   $   305,316
28,500     Applera Corp.- Celera Genomics *                       418,950
3,300      BioMarin Pharmaceutical, Inc. *                        116,721
14,825     Cubist Pharmaceuticals, Inc. *                         273,077
4,200      United Therapeutics Corp. *                            364,140
                                                              $ 1,478,204
           Life Sciences Tools & Services - 0.2 %
5,300      Parexel International Corp. *                      $   138,330
           Pharmaceuticals - 2.1 %
15,000     Medicis Pharmaceutical Corp.                       $   295,350
44,900     Salix Pharmaceuticals, Ltd. *                          281,972
17,900     Sepracor, Inc. *                                       349,408
31,100     ViroPharma, Inc. *                                     278,034
                                                              $ 1,204,764
           Total Pharmaceuticals & Biotechnology              $ 2,821,298
           Banks - 6.1 %
           Regional Banks - 6.1 %
11,900     Bank of Hawaii Corp.                               $   589,764
11,100     BOK Financial Corp.                                    579,753
46,565     Cardinal Financial Corp.                               413,032
8,645      City National Corp.                                    427,582
21,500     Prosperity Bancshares, Inc.                            616,190
61,452     Sterling Bancshares, Inc.                              610,833
18,609     Texas Capital Bancshares, Inc. *                       314,120
                                                              $ 3,551,274
           Total Banks                                        $ 3,551,274
           Diversified Financials - 3.0 %
           Asset Management & Custody Banks - 0.6 %
9,600      Federated Investors, Inc. *                        $   375,936
           Investment Banking & Brokerage - 1.8 %
12,000     GFI Group, Inc.                                    $   687,600
16,300     OptionsXpress Holdings, Inc. *                         337,573
                                                              $ 1,025,173
           Specialized Finance - 0.6 %
9,700      Nasdaq Stock Market, Inc. *                        $   375,002
           Total Diversified Financials                       $ 1,776,111
           Insurance - 2.8 %
           Property & Casualty Insurance - 0.6 %
29,500     Amersafe, Inc. *                                   $   372,880
           Reinsurance - 2.2 %
10,725     IPC Holdings, Ltd.                                 $   300,300
14,066     Max Capital Group, Ltd.                                368,389
10,600     Odyssey Re Holdings, Corp.                             389,550
6,300      Platinum Underwriter Holdings, Ltd.                    204,498
                                                              $ 1,262,737
           Total Insurance                                    $ 1,635,617
           Real Estate - 3.7 %
           Industrial Real Estate Trust - 0.4 %
8,300      First Industrial Realty Trust, Inc.                $   256,387
           Office Real Estate Investment Trust - 1.1 %
14,395     BioMed Property Trust, Inc.                        $   343,897
9,200      Highwoods Properties, Inc.                             285,844
                                                              $   629,741
           Residential Real Estate Investment Trust - 0.5 %
6,100      Home Properties, Inc. *                            $   292,739
           Retail Real Estate Investment Trust - 0.6 %
13,800     Realty Income Corp.                                $   353,556
           Specialized Real Estate Investment Trust - 1.1 %
9,400      Healthcare Realty Trust, Inc.                      $   245,810
11,900     Nationwide Health Properties, Inc.                     401,625
                                                              $   647,435
           Total Real Estate                                  $ 2,179,858
           Software & Services - 7.4 %
           Application Software - 2.6 %
22,300     Cadence Design System, Inc. *                      $   238,164
4,400      MicroStrategy, Inc. *                                  325,556
25,500     Parametric Technology Corp. *                          407,490
4,029      SPSS, Inc. *                                           156,245
16,700     Synopsys, Inc. *                                       379,257
                                                              $ 1,506,712
           Internet Software & Services - 2.1 %
61,900     Chordiant Software, Inc. *                         $   373,257
14,300     J2 Global Communications, Inc. *                       319,176
14,700     Sonicwall, Inc. *                                      120,099
38,300     United Online, Inc. *                                  404,448
                                                              $ 1,216,980
           Systems Software - 2.7 %
12,100     BMC Software, Inc. *                               $   393,492
9,400      Macrovision Corp. *                                    126,900
8,800      McAfee, Inc. *                                         291,192
13,600     Progress Software Corp. *                              406,912
14,372     Sybase, Inc. *                                         377,984
                                                              $ 1,596,480
           Total Software & Services                          $ 4,320,172
           Technology Hardware & Equipment - 7.2 %
           Semiconductor Equipment - 0.6 %
77,600     Kulicke & Soffa Industries, Inc. *                 $   370,928
           Communications Equipment - 1.9 %
9,300      CommScope, Inc. *                                  $   323,919
18,217     NeTGear, Inc. *                                        363,429
20,100     Plantronics, Inc.                                      388,131
                                                              $ 1,075,479
           Computer Storage & Peripherals - 0.6 %
11,600     Lexmark International Group, Inc. *                $   356,352
           Electronic Manufacturing Services - 1.5 %
20,800     Benchmark Electronics, Inc. *                      $   373,360
9,400      Jabil Circuit, Inc.                                     88,924
17,000     Molex, Inc. *                                          393,720
                                                              $   856,004
           Technology Distributors - 2.6 %
5,900      Anixter International, Inc. *                      $   377,836
11,700     Arrow Electronics, Inc. *                              393,705
11,400     Avnet, Inc. *                                          373,122
22,000     Insight Enterprises, Inc. *                            385,000
                                                              $ 1,529,663
           Total Technology Hardware & Equipment              $ 4,188,426
           Semiconductors - 1.0 %
           Semiconductors - 1.0 %
22,900     Omnivison Technologies, Inc. *                     $   385,178
43,000     Trident Microsystems, Inc. *                           221,450
                                                              $   606,628
           Total Semiconductors                               $   606,628
           Telecommunication Services - 0.6 %
           Alternative Carriers - 0.6 %
24,400     Time Warner Telecom, Inc. *                        $   377,956
           Total Telecommunication Services                   $   377,956
           Utilities - 3.5 %
           Electric Utilities - 0.6 %
17,100     El Paso Electric Co. *                             $   365,427
           Gas Utilities - 1.3 %
6,200      Energen Corp.                                      $   386,260
14,500     UGI Corp.                                              361,340
                                                              $   747,600
           Multi-Utilities - 1.6 %
11,000     Alliant Energy Corp. *                             $   385,110
11,300     MDU Resources Group, Inc.                              277,415
7,900      OGE Energy Corp. *                                     246,243
                                                              $   908,768
           Total Utilities                                    $ 2,021,795
           TOTAL COMMON STOCKS
           (Cost  $60,699,815)                                $55,269,935

           EXCHANGE TRADED FUNDS - 3.4 %
9,400      DJ Wilshire Real Estate Investment Trust, Exchange $   658,282
9,830      iShares Dow Jones U.S. Real Estate Index Fund          638,655
8,300      iShares Cohen & Steers Realty Majors Index Fund        669,727
                                                              $ 1,966,664
           TOTAL EXCHANGE TRADED FUNDS
           (Cost  $2,622,333)                                 $ 1,966,664

           TEMPORARY CASH INVESTMENTS - 2.5 %
           Repurchase Agreement - 2.5 %
715,000    Barclays Plc, 2.75%, dated 3/31/08, repurchase pric$   715,000
           of $715,000 plus accrued interest on 4/1/08 collateralized by the following:

               $263,052 Federal National Mortgage Association,
                  5.5 - 6.5%, 2/1/23 - 1/1/48
               $534,580 Federal National Mortgage Association (ARM),
                 4.44 - 7.029 %, 1/1/34 - 9/1/37
               $88,576 Federal Home Loan Mortgage Corp.,
                 4.182 - 4.728%, 12/1/34 - 6/1/35
               $53,464 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37

715,000 JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $715,000 plus accrued interest on 4/1/08 collateralized by $922,958 Federal National Mortgage Association, 5.0-10.0%,
           10/1/14-3/1/38                                         715,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $1,430,000)                                 $ 1,430,000
           TOTAL INVESTMENT IN SECURITIES 100.7%
           (Cost  $65,268,455) (a)                            $58,666,599
           OTHER ASSETS AND LIABILITIES - (0.7)%              $ (430,847)
           TOTAL NET ASSETS - 100.0%                          $58,235,752


*          Non-income producing security.

(a) At March 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $65,268,455 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $     1,660,457

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 (8,262,313)

           Net unrealized loss                                  $   (6,601,856)

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investment   Other Financial
						in Securities     Instruments
Level 1 - Quoted Prices                            57,236,599		0
Level 2 - Other Significant Observable Inputs      1,430,000		0
Level 3 - Significant Unobservable Inputs		0		0
Total                                              58,666,599		0


        Pioneer Oakridge Large Cap Growth VCT
        Schedule of Investments  3/31/08 (unaudited)

Shares                                                          Value
        COMMON STOCKS - 98.0 %
        Energy - 8.5 %
        Oil & Gas Drilling - 2.1 %
 3,570  Transocean Offshore, Inc. *                          $   482,664
        Oil & Gas Equipment & Services - 2.7 %
 7,160  Schlumberger, Ltd.                                   $   622,920
        Oil & Gas Exploration & Production - 3.7 %
14,182  XTO Energy, Inc.                                     $   877,299
        Total Energy                                         $ 1,982,883
        Materials - 1.6 %
        Specialty Chemicals - 1.6 %
 8,845  Ecolab, Inc.                                         $   384,138
        Total Materials                                      $   384,138
        Capital Goods - 12.2 %
        Aerospace & Defense - 7.8 %
 5,350  Boeing Co.                                           $   397,880
 3,305  Precision Castparts Corp.                                337,374
 9,535  Raytheon Co.                                             616,056
 6,755  United Technologies Corp.                                464,879
                                                             $ 1,816,189
        Industrial Conglomerates - 2.3 %
14,155  General Electric Co.                                 $   523,877
        Industrial Machinery - 2.1 %
 6,575  Danaher Corp.                                        $   499,897
        Total Capital Goods                                  $ 2,839,963
        Automobiles & Components - 1.8 %
        Auto Parts & Equipment - 1.8 %
12,620  Johnson Controls, Inc.                               $   426,556
        Total Automobiles & Components                       $   426,556
        Consumer Services - 1.6 %
        Hotels, Resorts & Cruise Lines - 1.6 %
10,615  Marriott International, Inc.                         $   364,731
        Total Consumer Services                              $   364,731
        Media - 1.9 %
        Movies & Entertainment - 1.9 %
23,050  News Corp., Inc.                                     $   432,188
        Total Media                                          $   432,188
        Retailing - 7.3 %
        Apparel Retail - 2.0 %
 6,484  Abercrombie & Fitch Co.                              $   474,240
        Computer & Electronics Retail - 1.5 %
 8,630  Best Buy Co., Inc.                                   $   357,800
        General Merchandise Stores - 1.8 %
 8,290  Target Corp.                                         $   420,137
        Specialty Stores - 2.0 %
20,852  Staples, Inc.                                        $   461,038
        Total Retailing                                      $ 1,713,215
        Food, Beverage & Tobacco - 2.5 %
        Soft Drinks - 2.5 %
 8,200  PepsiCo, Inc.                                        $   592,040
        Total Food, Beverage & Tobacco                       $   592,040
        Household & Personal Products - 2.9 %
        Household Products - 2.9 %
 9,765  Procter & Gamble Co. *                               $   684,234
        Total Household & Personal Products                  $   684,234
        Health Care Equipment & Services - 6.9 %
        Health Care Distributors - 1.9 %
 7,835  Henry Schein, Inc. *                                 $   449,729
        Health Care Equipment - 3.6 %
 6,745  Hologic, Inc. *                                      $   375,022
 7,060  Stryker Corp.                                            459,253
                                                             $   834,275
        Managed Health Care - 1.4 %
 7,231  Wellpoint, Inc. *                                    $   319,104
        Total Health Care Equipment & Services               $ 1,603,108
        Pharmaceuticals & Biotechnology - 13.9 %
        Biotechnology - 5.6 %
 6,790  Celgene Corp. *                                      $   416,159
 5,385  Genentech, Inc. *                                        437,154
 9,025  Gilead Sciences, Inc. *                                  465,058
                                                             $ 1,318,371
        Life Sciences Tools & Services - 2.4 %
 9,730  Thermo Fisher Scientific, Inc. *                     $   553,053
        Pharmaceuticals - 5.9 %
 9,745  Abbott Laboratories                                  $   537,437
 7,145  Allergan, Inc.                                           402,907
 8,340  Novartis AG (A.D.R.)                                     427,258
                                                             $ 1,367,602
        Total Pharmaceuticals & Biotechnology                $ 3,239,026
        Diversified Financials - 6.5 %
        Investment Banking & Brokerage - 3.8 %
21,095  Charles Schwab Corp.                                 $   397,219
19,740  Invesco, Ltd.                                            480,866
                                                             $   878,085
        Specialized Finance - 2.7 %
   475  CME Group, Inc.                                      $   222,823
 3,170  Intercontinental Exchange, Inc. *                        413,685
                                                             $   636,508
        Total Diversified Financials                         $ 1,514,593
        Insurance - 2.9 %
        Life & Health Insurance - 2.9 %
10,300  Aflac, Inc.                                          $   668,985
        Total Insurance                                      $   668,985
        Software & Services - 10.7 %
        Application Software - 1.8 %
11,890  Adobe Systems, Inc. *                                $   423,165
        Data Processing & Outsourced Services - 2.0 %
 8,925  Iron Mountain, Inc. *                                $   235,977
 3,835  Visa, Inc.  *                                            239,151
                                                             $   475,128
        Home Entertainment Software - 2.0 %
 9,330  Electronic Arts, Inc. *                              $   465,754
        Internet Software & Services - 2.7 %
 1,419  Google, Inc. *                                       $   625,027
        Systems Software - 2.2 %
18,165  Microsoft Corp.                                      $   515,523
        Total Software & Services                            $ 2,504,597
        Technology Hardware & Equipment - 11.9 %
        Communications Equipment - 7.6 %
28,435  Cisco Systems, Inc. *                                $   684,999
17,610  Corning, Inc. *                                          423,344
16,335  Qualcomm, Inc.                                           669,735
                                                             $ 1,778,078
        Computer Hardware - 4.3 %
 3,615  Apple, Inc. *                                        $   518,753
10,490  Hewlett-Packard Co.                                      478,973
                                                             $   997,726
        Total Technology Hardware & Equipment                $ 2,775,804
        Semiconductors - 4.9 %
        Semiconductors - 4.9 %
21,420  Intel Corp.                                          $   453,676
12,037  NVIDIA Corp. *                                           238,212
16,100  Texas Instruments, Inc.                                  455,147
                                                             $ 1,147,035
        Total Semiconductors                                 $ 1,147,035
        COMMON STOCKS
        (Cost  $21,506,297)                                  $22,873,096

        TEMPORARY CASH INVESTMENT - 1.3 %
        Repurchase Agreement - 1.3 %
310,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $310,000 plus accrued interest on 4/1/08 collateralized by the following:

            $114,050 Federal National Mortgage Association, 5.5 - 6.5%,
		2/1/23 - 1/1/48
            $231,777 Federal National Mortgage Association (ARM), 4.44
		- 7.029%, 1/1/34 - 9/1/37
            $38,403 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
		12/1/34 - 6/1/35
            $23,180 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5$   310,000
        TOTAL TEMPORARY CASH INVESTMENT
        (Cost  $310,000)                                     $   310,000
        TOTAL INVESTMENT IN SECURITIES - 99.3%
        (Cost  $21,816,297) (a)                              $23,183,096
        OTHER ASSETS AND LIABILITIES - 0.7%                  $   153,237
        TOTAL NET ASSETS - 100.0%                            $23,336,333


    *   Non-income producing security.

(A.D.R.)American Depositary Receipt.

  (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $21,862,899 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost            $1,744,036

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value              (377,237)

        Net unrealized gain                                  $1,366,799

        FAS 157 Footnote Disclosures

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
            31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investment    Other Financial
						in Securities	Instrument
Level 1 - Quoted Prices                           22,873,096      0
Level 2 - Other Significant Observable Inputs        310,000      0
Level 3 - Significant Unobservable Inputs                  0      0
Total                                             23,183,096      0

                 Pioneer Real Estate Shares VCT Portfolio
               SCHEDULE OF INVESTMENTS  3/31/08 (unaudited)

Shares                                                             Value
           COMMON STOCKS - 98.9 %
           Consumer Services - 2.5 %
           Hotels, Resorts & Cruise Lines - 2.5 %
34,500     Starwood Hotels & Resorts                            $ 1,785,375
           Total Consumer Services                              $ 1,785,375
           Real Estate - 95.2 %
           Diversified Real Estate Investment Trust - 8.1 %
64,000     Liberty Property Trust                               $ 1,991,040
12,000     PS Business Parks, Inc. *                                622,800
36,500     Vornado Realty Trust                                   3,146,665
                                                                $ 5,760,505
           Industrial Real Estate Investment Trust - 9.8 %
36,400     AMB Property Corp.                                   $ 1,980,888
155,000    DCT Industrial Trust, Inc.                             1,543,800
34,000     First Potomac Realty Trust                               522,580
39,500     ProLogis Trust                                         2,324,970
36,300     DuPont Fabros Technology, Inc.                           598,587
                                                                $ 6,970,825
           Mortgage Real Estate Investments Trust - 0.6 %
31,800     iStar Financial, Inc.                                $   446,154
           Office Real Estate Investment Trust - 13.7 %
32,400     BioMed Property Trust, Inc.                          $   774,036
44,500     Boston Properties, Inc.                                4,097,115
56,000     Brandywine Realty Trust                                  949,760
31,500     Corporate Office Properties                            1,058,715
14,000     Digital Realty Trust, Inc.                               497,000
13,900     Highwoods Properties, Inc.                               431,873
100,000    HRPT Properties Trust                                    673,000
26,100     Kilroy Realty Corp.                                    1,281,771
                                                                $ 9,763,270
           Real Estate Management & Development - 3.1 %
115,000    Brookfield Properties Corp.                          $ 2,220,650
           Residential Real Estate Investment Trust - 15.0 %
38,736     Apartment Investment & Management Co.                $ 1,387,136
25,500     AvalonBay Communities, Inc. *                          2,461,260
38,000     Camden Property Trust *                                1,907,600
102,500    Equity Residential Property Trust                      4,252,725
25,800     United Dominion Realty Trust                             632,616
                                                                $10,641,337
           Retail Real Estate Investment Trust - 29.0 %
26,100     Cedar Shopping Centers, Inc.                         $   304,848
62,300     Developers Diversifies Realty Corp.                    2,609,124
27,000     Federal Realty Investment Trust                        2,104,650
38,400     General Growth Properties, Inc.                        1,465,728
36,700     Kimco Realty Corp.                                     1,437,539
30,900     Kite Realty Group Trust                                  432,600
36,000     Regency Centers Corp.                                  2,331,360
67,000     Simon DeBartolo Group, Inc.                            6,224,970
24,500     Taubman Centers ,Inc.                                  1,276,450
34,700     The Macerich Co.                                       2,438,369
                                                                $20,625,638
           Specialized Real Estate Investment Trust - 15.9 %
72,800     Ashford Hospitality Trust                            $   413,504
52,000     Extra Space Storage, Inc.                                841,880
9,500      Hospitality Properties Trust                             323,190
148,900    Host Hotels & Resorts, Inc.                            2,370,488
66,000     Nationwide Health Properties, Inc.                     2,227,500
69,000     Omega Healthcare Investors, Inc.                       1,197,840
44,000     Public Storage, Inc.                                   3,899,280
                                                                $11,273,682
           Total Real Estate                                    $67,702,061
           Telecommunication Services - 1.1 %
           Integrated Telecommunication Services - 1.1 %
23,000     Health Care Properties Investors, Inc.               $   777,630
           Total Telecommunication Services                     $   777,630
           TOTAL COMMON STOCKS
           (Cost  $45,390,636)                                  $70,265,066

           TEMPORARY CASH INVESTMENTS - 0.3 %
           Repurchase Agreement - 0.3 %
185,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $185,000 plus accrued interest on 4/1/08 collateralized by the following:

               $68,062 Federal National Mortgage, 5.5 - 6.5%, 2/1/23 - 1/1/48
               $138,318 Federal National Mortgage, 4.44 - 7.029 %, 1/1/34 -
9/1/37
               $22,918 Federal Home Loan Corp., 4.182 - 4.728%, 12/1/34 - 6/1/35
               $13,833 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5$   185,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $185,000)                                     $   185,000
           TOTAL INVESTMENT IN SECURITIES - 99.1%
           (Cost  $49,035,194)(a)                               $70,450,066
           OTHER ASSETS AND LIABILITIES - 0.9%                  $   628,495
           TOTAL NET ASSETS - 100.0%                            $71,078,561


*          Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $45,575,636 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $ 24,769,932

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (3,355,060)

           Net unrealized gain                                    $ 21,414,872


           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments in
					             Securities
Level 1 - Quoted Prices                              70,265,066
Level 2 - Other Significant Observable Inputs          185,000
Level 3 - Significant Unobservable Inputs               0
Total                                                70,450,066


             Pioneer Money Market VCT Portfolio
             SCHEDULE OF INVESTMENTS 3/31/2008 (unaudited)

       Floating
Shares Rate (b)                                                      Value

             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9 %
             Banks - 1.9 %
             Thrifts & Mortgage Finance - 1.9 %
753,370 2.68 Federal Home Loan Mortgage, Corp., Multifamily VRD
                  Certificate, Floating Rate Note, 1/15/42      $   753,370
             Total Banks                                        $   753,370
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $753,370)                                   $   753,370
             CORPORATE BONDS - 36.2 %
             Capital Goods - 3.3 %
             Construction & Farm Machinery & Heavy Trucks - 0.7 %
320,000 2.80 Caterpillar Financial Services, Floating Rate Note,$   319,894
             Industrial Conglomerates - 2.5 %
350,000 4.69 General Electric Cap, Corp., Floating Rate Note, 1/$   350,844
655,000 3.34 General Electric Capital Corp., 7/28/08                655,247
                                                                $ 1,006,091
             Total Capital Goods                                $ 1,325,985
             Banks - 11.8 %
             Diversified Banks - 11.8 %
215,000      Bank of America Corp., 3.25%, 8/15/08              $   214,793
105,000      Banknorth Group, Inc., 3.75% 5/1/08                    104,875
305,000 4.08 BNP Paribas, Floating Rate Note, 2/13/09               305,000
405,000 3.04 BP Capital Markets PLC, Floating Rate Note, 1/9/09     405,000
405,000 3.12 Royal Bank of Canada, Floating Rate Note, 9/10/08      404,782
400,000      U.S. Bank NA, 2.85% 8/21/08                            400,000
170,000      Wachovia Corp., 3.5%, 8/15/2008                        168,832
15,000  3.30 Wachovia Corp., Floating Rate Note, 10/28/08            14,991
300,000 4.98 Wachovia Mortgage Fsb, Floating Rate Note, 6/20/08     299,922
864,000 3.17 Wells Fargo & Co., Floating Rate Note, 12/2/08         864,023
200,000      Wells Fargo Co., 3.125%, 4/1/09                        200,503
284,000      Wells Fargo Co., 3.5%, 4/4/08                          284,011
200,000      Wells Fargo Co., 4.0%, 8/15/08                         200,957
900,000 3.04 Westpac Banking, Floating Rate Note, 6/6/08            899,644
                                                                $ 4,767,333
             Total Banks                                        $ 4,767,333
             Diversified Financials - 19.7 %
             Asset Management & Custody Banks - 1.0 %
410,000 2.78 Bank of New York, Floating Rate Note, 6/16/08      $   410,289
             Consumer Finance - 1.8 %
110,000 3.08 American Express, Floating Rate Note, 5/7/08       $   109,974
350,000 3.24 HSBC Finance Corp., Floating Rate Note, 5/9/08         350,056
15,000       National Rural Utilities, 5.75%, 11/1/08                15,200
275,000 4.58 National Rural Utilities, Floating Rate Note, 7/3/0    274,981
                                                                $   750,211
             Investment Banking & Brokerage - 6.1 %
640,000 3.46 Bear Stearns Co., Floating Rate Note, 4/29/08      $   640,073
445,000 3.21 Credit Suisse First Boston USA, Inc., Floating Rate    445,106
560,000 3.19 Credit Suisse First Boston, Floating Rate Note, 6/2    560,133
125,000 2.62 Fortis Bank NY, Floating Rate Note, 04/28/08           124,968
520,000      Merrill Lynch & Co., 5.46%, 6/16/08                    519,931
200,000 3.17 Merrill Lynch & Co., Floating Rate Note, 8/22/08       199,824
                                                                $ 2,490,035
             Diversified Financial Services - 10.7 %
130,000      Bank One Corp., 2.625%, 6/30/08                    $   129,857
325,000      Bank One Corp., 6.0%, 8/1/08                           327,855
370,000 4.00 Caterpillar Financial Services, Floating Rate Note,    370,005
690,000 3.16 Citigroup, Inc., Floating Rate Note, 5/02/08           689,995
190,000 3.19 GE Capital Corp., Floating Rate Note,  12/5/08         189,974
345,000 5.33 JP Morgan Chase & Co., Floating Rate Note, 3/9/09      345,610
320,000      JP Morgan Chase & Co., 3.625%, 5/1/08                  320,140
980,000 3.53 MBNA Corp., Floating Rate Note, 5/5/08                 980,408
170,000      Toyota Motor Credit Corp., 2.875%, 8/1/08              168,648
800,000 2.99 Toyota Motor Credit Corp., Floating Rate Note, 1/12    800,000
                                                                $ 4,322,492
             Total Diversified Financials                       $ 7,973,027
             Insurance - 1.0 %
             Multi-Line Insurance - 1.0 %
400,000 2.79 American General Finance, Floating Rate Note, 6/27/$   400,131
             Total Insurance                                    $   400,131
             Telecommunication Services - 0.5 %
             Integrated Telecommunication Services - 0.5 %
200,000 3.16 AT&T, Inc., Floating Rate Note, 5/15/08            $   199,936
             Total Telecommunication Services                   $   199,936
             TOTAL CORPORATE BONDS
             (Cost  $14,666,409)                                $14,666,412

             U.S. GOVERNMENT AGENCY OBLIGATIONS  - 1.9 %
             Government - 1.9 %
400,000      Fed Home Loan Bank, 4.5%, 11/7/08                  $   399,939
390,000 2.33 Federal National Mortgage Association, Floating Rat    390,000
                                                                $   789,939
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost  $789,939)                                   $   789,939
             MUNICIPAL BONDS - 3.0 %
             Government - 3.0 %
             Government - 2.5 %
95,000  2.65 Mississippi State Series B General, Floating Rate N$    95,000
920,000 2.65 Texas State Tax & Revenue Anticipation, Floating Ra    920,000
                                                                $ 1,015,000
             Muni  Single Family Housing - 0.5 %
205,000 3.00 Iowa Finance Authority Revenue, Floating Rate Note,$   205,000
             TOTAL MUNICIPAL BONDS
             (Cost  $1,220,000)                                 $ 1,220,000

             TEMPORARY CASH INVESTMENTS - 50.1 %
             Commercial Paper - 50.1 %
400,000 3.13 Abbey National Treasury Service, Floating Rate Note$   400,000
500,000      ABN Amro Bank N.V., 2.71%, 4/28/08                     499,985
1,000,000    Banco Santander YCD, 2.78%, 5/12/08                  1,000,000
100,000      Bank of America Corp., 4.7%, 4/30/08                    99,622
600,000 3.13 Bank of New York Certification of Deposit, Floating    599,977
500,000      Bank of Nova Scotia, 3.15%, 4/25/08                    500,033
710,000 4.16 Bank of Nova Scotia, Floating Rate Note, 1/16/09       710,057
1,000,000    Bank of Scotland Plc, 2.65%, 6/27/08                 1,000,000
130,000      Barclays U.S. Funding Corp., 3.3%, 4/8/08              129,953
210,000      BNP Paribas Financial, Inc., 4.25%, 7/3/08             210,000
1,000,0 2.55 BNP Paribas Financial, Inc., Floating Rate Note, 9/    999,392
500,000      CBA Delaware Finance, 2.75%, 6/12/08                   497,250
400,000      CBA Delaware, Inc., 3.07%, 4/8/08                      399,761
400,000      CBA Delaware, Inc., 3.2%, 4/7/08                       399,894
410,000 2.81 Deutsche Bank, Floating Rate Note, 1/21/09             410,000
420,000 2.59 Deutsche Bank, Floating Rate Note, 9/22/08             420,503
400,000 2.65 Dexia Credit Local Sa NY, Floating Rate Note, 9/29/0   399,409
400,000      Dexia Delaware LLC, 2.62%, 5/30/08                     398,282
500,000      Fortis Bank New York, 3.07%, 5/27/08                   500,000
400,000 2.65 Fortis Bank NY, Floating Rate Note, 6/30/08            399,723
420,000      Fortis Banque Luxembourg, 3.05%, 5/7/08                418,719
200,000      Goldman, Sach & Co., 4.22%, 4/4/08                     199,929
220,000 3.29 HSBC Bank U.S., Floating Rate Note, 7/28/08            219,893
220,000      ING Funding LLC, 2.6%, 4/30/08                         219,539
400,000      ING Funding LLC, 2.62%,  7/10/08                       397,089
200,000      ING Funding LLC, 2.65%, 8/11/08                        198,057
300,000      ING Funding LLC, 3.10%, 4/18/08                        299,561
1,000,000    Landesbank Hessen-Thueringen, 3.06%, 5/14/08         1,000,006
405,000      Merrill Lynch & Co., 3.29%, 4/15/08                    404,482
456,000      National Rural Utilities, 2.65%  4/9/08                455,732
880,000      Nordea North America, Inc. 3.8%, 4/15/08               878,840
500,000      Rabobank Nederland N.V. NY, 2.88%, 5/27/08             500,000
400,000      Rabobank U.S., 2.7%, 4/9/08                            399,760
100,000      Royal Bank of Canada, 2.8%, 5/12/08                     99,681
400,000      Royal Bank of Scotland, 3.0%, 5/6/08                   400,000
190,000      Societe Generale North America ,3.91%, 4/15/08         189,711
425,000      Societe Generale North America, 2.6%, 6/16/08          422,576
190,000      Societe Generale North America, 4.45%, 4/3/08          189,953
1,015,000    Svenska handelsbanken, 3.15%, 4/28/08                1,015,023
410,000      Svenska handelsbanken, 4.4%, 4/9/08                    410,001
75,000  5.21 Svenska handelsbanken, Floating Rate Note, 1/5/09       74,819
525,000      Toronto Dominion Bank, 3.12%, 4/28/08                  525,004
1,000,000    Toronto Dominion Bank, 4.85%, 6/6/08                   999,999
410,000      UBS AG Stamford, 4.45%, 4/4/08                         410,000
             TOTAL TEMPORARY CASH INVESTMETNS                   $20,302,215
             (Cost  $20,321,000)                                $20,302,215
             TOTAL INVESTMENT IN SECURITIES - 93.1%
             (Cost  $37,731,936) (a)                            $37,731,936
             OTHER ASSETS AND LIABILITIES - 6.9%                $ 2,779,703
             TOTAL NET ASSETS - 100.0%                          $40,511,639

(a) At March 31, 2008, cost for federal income tax purposes was $37,731,936.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

             FAS 157 Footnote Disclosures

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of March
                 31, 2008, in valuing the Fund's assets:

Valuation Inputs                                              Investments in
								Securities
Level 1 - Quoted Prices                                          37,731,936
Level 2 - Other Significant Observable Inputs				0
Level 3 - Significant Unobservable Inputs				0
Total                                                            37,731,936



                       Pioneer Bond VCT Portfolio
              Schedule of Investments  3/31/08 (unaudited)
Principal
Amount                                                           Value
          ASSET BACKED SECURITIES - 2.8 %
          Energy - 0.1 %
          Oil & Gas Equipment & Services - 0.1 %
100,000   Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$    91,500
          Total Energy                                        $    91,500
          Consumer Services - 0.2 %
          Restaurants - 0.2 %
200,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$   174,000
          Total Consumer Services                             $   174,000
          Food & Drug Retailing - 0.2 %
          Food Retail - 0.2 %
155,000   Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37    $   116,250
          Total Food & Drug Retailing                         $   116,250
          Banks - 0.9 %
          Diversified Banks - 0.1 %
100,000   SAIL 2006-BNC3 A3, Floating Rate Note,  9/25/36     $   100,000
          Thrifts & Mortgage Finance - 0.8 %
100,000   Carrington Mortgage, Floating Rate Note, 10/25/36   $    89,123
350,000   GMAC Commercial Mortgage Securities, Inc., 4.864%, 1    344,632
139,290   Local Insight Media Finance LLC, 5.88%, 10/23/37        124,057
                                                              $   557,812
          Total Banks                                         $   657,812
          Diversified Financials - 0.4 %
          Consumer Finance - 0.1 %
100,000   RASC 2005-KS7 M1, Floating Rate Note,  8/25/35      $    82,662
          Investment Banking & Brokerage - 0.1 %
110,000   MLMI 2006-AR1 A2C, Flaoting Rate Note, 3/25/37      $    94,811
          Diversified Financial Services - 0.1 %
18,759    First Franklin Mortgage Loan Asset, Backed Certifica$    16,488
59,453    Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)     62,213
                                                              $    78,701
          Total Diversified Financials                        $   256,174
          Utilities - 1.0 %
          Electric Utilities - 0.7 %
99,992    Crockett Cogeneration, 5.869%, 3/30/25 (144A)       $    95,247
107,645   FPL Energy National Wind LLC, 6.125%, 3/25/19 (144A)    106,547
170,880   FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)     178,997
146,443   Tenaska Alabama, 7.0%, 6/30/21 (144A)                   136,587
                                                              $   517,378
          Independent Power Producer & Energy Traders - 0.3 %
198,058   New Valley Generation I, 7.299%, 3/15/19            $   228,876
          Total Utilities                                     $   746,254
          TOTAL ASSET BACKED SECURITIES
          (Cost  $2,071,802)                                  $ 2,041,990

          COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8 %
          Materials - 0.4 %
          Forest Products - 0.3 %
315,000   TSTAR 2006-1A A, 5.668%, 10/15/36                   $   289,658
          Total Materials                                     $   289,658
          Banks - 1.8 %
          Thrifts & Mortgage Finance - 1.8 %
160,000   Banc of America Commercial Mortgage, Inc., 4.877%, 7$   158,000
175,000   GS Mortgage Securities Corp. II, 7.12% , 11/18/29       183,978
13,094    Impac Securities Assets Corp., Floating Rate Note, 1      9,824
100,000   JPMCC 2002-C3 B, 5.146%, 7/12/35                         97,136
100,000   JPMCC 2004-PNC1 A3, 5.299%, 6/12/41                      98,731
250,000   SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49         165,473
60,000    SBA CMBS Trust, 6.709%, 11/15/36                         54,069
40,000    T SRA R 2006-1 B, 5.7467%, 10/15/36                      35,239
400,000   Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/    392,108
100,000   WBCMT 2003-C9 B, 5.109%, 12/15/35                        98,510
19,061    Wells Fargo Mortgage Backed Securities, 5.25, 12/25/     18,801
                                                              $ 1,311,869
          Total Banks                                         $ 1,311,869
          Diversified Financials - 0.8 %
          Investment Banking & Brokerage - 0.1 %
87,666    BSMF 2007-AR4 2A1, Floating Rate Note, 4/25/37      $    65,929
          Diversified Financial Services - 0.7 %
39,702    CS First Boston Mortgage Security, 7.0%, 5/25/32    $    38,409
20,449    First Horizon Mortgage Pass- Through Trust, 5.0%, 3/     20,493
46,988    Morgan Stanley Capital I, 5.25%, 12/25/17                45,507
17,920    Morgan Stanley Capital I, 7.0%, 7/25/33                  18,569
59,159    RALI 2005-QA10 A41, 5.7412%, 9/25/35                     49,488
6,217     Salomon Brothers Mortgage Securities, 8.0%, 9/25/30       6,247
450,000   Tower 2004-2A F, 6.376%, 12/15/14                       364,365
                                                              $   543,078
          Total Diversified Financials                        $   609,007
          Government - 2.7 %
          Government - 2.7 %
1,222,618 Federal National Mortgage Association, 6.3%, 4/25/19$ 1,316,452
68,884    Federal Home Loan Bank, 5.00%, 1/15/16                   70,125
40,720    Federal Home Loan Mortgage Corp., 4.5%, 4/15/13          40,768
150,000   Federal Home Loan Mortgage Corp., 3.8%, 1/15/18         145,072
350,000   Federal Home Loan Mortgage Corp., 5.5%, 7/15/28         359,132
45,935    Federal Home Loan Mortgage Corp., 6.1%, 9/15/18          47,315
                                                              $ 1,978,864
          Total Government                                    $ 1,978,864
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $4,370,591)                                  $ 4,189,398

          CORPORATE BONDS - 24.7 %
          Energy - 1.8 %
          Integrated Oil & Gas - 0.4 %
60,000    Marathon Oil Corp., 5.9%, 3/15/18                   $    60,312
215,000   Petro-Canada, 4.0%, 7/15/13                             205,902
                                                              $   266,214
          Oil & Gas Exploration & Production - 0.7 %
135,000   Canadian Natural Resources, 5.9%, 2/1/18            $   138,119
158,380   Gazprom International SA, 7.201%, 2/01/20               161,547
160,000   Panoche Energy Center 6.885%, 7/31/29 (144A)            159,936
30,870    Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%,      31,054
                                                              $   490,656
          Oil & Gas Refining & Marketing - 0.1 %
50,000    Boardwalk Pipelines LLC, 5.5%, 2/1/17               $    49,038
          Oil & Gas Storage & Transportation - 0.6 %
90,000    Buckeye Partners LP, 6.05%, 1/15/18                 $    91,921
125,000   Holly Energy Partners LP, 6.25%, 3/1/15                 113,438
250,000   NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                259,636
                                                              $   464,995
          Total Energy                                        $ 1,270,903
          Materials - 0.9 %
          Aluminum - 0.3 %
285,000   Novelis, Inc., 7.25%, 02/15/15                      $   252,225
          Commodity Chemicals - 0.2 %
135,000   Nova Chemicals, Ltd., 6.5%, 1/15/12                 $   125,550
          Fertilizers & Agricultural Chemicals - 0.3 %
220,000   Potash Corp., Saskatchewan, 4.875%, 3/1/13          $   223,901
          Steel - 0.1 %
60,000    Nucor Corp., 5.0%, 12/1/12                          $    61,830
          Total Materials                                     $   663,506
          Capital Goods - 0.5 %
          Aerospace & Defense - 0.2 %
190,000   Boeing Co., 5.125%, 2/15/13                         $   199,187
          Electrical Component & Equipment - 0.1 %
52,969    Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)      $    56,264
          Trading Companies & Distributors - 0.1 %
100,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $    97,713
          Total Capital Goods                                 $   353,164
          Commercial Services & Supplies - 0.5 %
          Office Services & Supplies - 0.5 %
365,000   Pitney Bowes, Inc., 5.6%, 3/15/18                   $   366,912
          Total Commercial Services & Supplies                $   366,912
          Transportation - 0.9 %
          Railroads - 0.9 %
135,000   Burlington Sante Fe Corp., 5.75%, 3/15/08           $   135,400
235,000   Kansas City Southern Mexico, 7.625%, 12/1/13            220,900
305,000   Union Pacific Corp., 5.7%, 8/15/18                      303,235
                                                              $   659,535
          Total Transportation                                $   659,535
          Automobiles & Components - 0.1 %
          Auto Parts & Equipment - 0.1 %
55,000    Lear Corp., 8.75%, 12/1/16                          $    46,956
          Total Automobiles & Components                      $    46,956
          Consumer Durables & Apparel - 0.7 %
          Homebuilding - 0.3 %
250,000 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 $ 231,025 Household Appliances - 0.4 %
255,000   Whirlpool Corp., 5.5%, 3/1/13                       $   259,146
          Total Consumer Durables & Apparel                   $   490,171
          Consumer Services - 0.4 %
          Education Services - 0.4 %
150,000   President & Fellows of Harvard, 3.7%, 4/1/13        $   150,960
105,000   President & Fellows of Harvard, 6.3%, 10/1/37           112,999
                                                              $   263,959
          Total Consumer Services                             $   263,959
          Media - 0.3 %
          Broadcasting & Cable TV - 0.3 %
100,000   British Sky Broadcasting Group, Inc., 6.1%, 2/15/18 $    99,771
135,000   Comcast Corp., 5.3%, 1/15/14                            132,489
                                                              $   232,260
          Total Media                                         $   232,260
          Retailing - 0.3 %
          Specialty Stores - 0.3 %
215,000   Sally Holdings, Inc., 9.25%, 11/15/14 (144A)        $   214,463
          Total Retailing                                     $   214,463
          Food & Drug Retailing - 0.1 %
          Hypermarkets & Supercenters - 0.1 %
100,000   Wal-Mart Stores, Inc., 5.8%, 2/15/18                $   104,803
          Total Food & Drug Retailing                         $   104,803
          Food, Beverage & Tobacco - 1.7 %
          Agricultural Products - 0.4 %
250,000   Cargill, Inc., 5.2%, 1/22/13 (144A)                 $   252,199
          Brewers - 0.4 %
280,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)            $   297,589
          Distillers & Vintners - 0.4 %
265,000   Constellation Brands, Inc., 8.375%, 12/15/14        $   272,950
          Soft Drinks - 0.4 %
280,000   Bottling Group LLC, 5.0%, 11/15/13                  $   292,372
          Tobacco - 0.1 %
100,000   UST, Inc., 5.75%, 3/1/18                            $   101,047
          Total Food, Beverage & Tobacco                      $ 1,216,157
          Health Care Equipment & Services - 0.5 %
          Health Care Facilities - 0.2 %
70,000    HCA, Inc., 9.125% 11/15/14                          $    72,100
75,000    HCA, Inc., 9.625%, 11/15/16                              77,813
                                                              $   149,913
          Managed Health Care - 0.2 %
195,000   UnitedHealth Group, Inc., 4.875%, 2/15/13           $   192,619
          Total Health Care Equipment & Services              $   342,532
          Pharmaceuticals & Biotechnology - 0.6 %
          Biotechnology - 0.4 %
335,000   Biogen Idec, Inc., 6.0%, 3/1/13                     $   338,950
          Pharmaceuticals - 0.2 %
130,000   Valeant Pharmaceuticals International, 7.0%, 12/15/1$   123,825
          Total Pharmaceuticals & Biotechnology               $   462,775
          Banks - 2.9 %
          Diversified Banks - 1.9 %
500,000   Farmer Mac GTD, 5.125%, 4/19/17 (144A)              $   543,950
90,000    Korea Development Bank, 5.3%, 1/17/13                    92,215
100,000   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                86,500
65,000    TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                  60,369
210,000   Wachovia Bank NA, 6.0%, 11/15/17                        205,104
210,000   Wachovia Corp., 5.75%, 6/15/17                          203,826
200,000   Wells Fargo Co., 4.375%, 1/31/13                        198,976
                                                              $ 1,390,940
          Regional Banks - 0.6 %
220,000   Barclays Plc, 6.05% 12/4/17                         $   214,582
250,000   PNC Bank NA, 6.0%, 12/7/17                              240,804
                                                              $   455,386
          Thrifts & Mortgage Finance - 0.3 %
250,000   Washington Mutual Bank, Inc., Floating Rate Note, 5/$   226,992
          Total Banks                                         $ 2,073,318
          Diversified Financials - 4.6 %
          Asset Management & Custody Banks - 0.5 %
205,000   Eaton Vance Corp., 6.5%, 10/2/17                    $   218,595
145,000   Mellon Funding Corp., 5.5%, 11/15/18                    142,477
                                                              $   361,072
          Consumer Finance - 0.4 %
415,000   SLM Corp., Floating Rate Note, 7/25/14              $   282,200
          Investment Banking & Brokerage - 0.8 %
200,000   Merrill Lynch & Co., 5.45%, 2/5/13                  $   196,772
380,000   Morgan Stanley Dean Witter, Floating Rate Note, 4/1/    380,134
                                                              $   576,906
          Diversified Financial Services - 0.5 %
250,000   Aid-Egypt, 4.45%, 9/15/15                           $   259,468
150,000   JP Morgan Chase & Co., 6.0%, 1/15/18                    156,423
                                                              $   415,891
          Specialized Finance - 2.3 %
320,000   CIT Group, Inc., 7.625%, 11/30/12                   $   265,963
371,849   Coso Geothermal Power holdings, LLC, 7.0%, 7/15/26 (    368,131
340,000   GATX Financial Corp., 6.0%, 2/15/2018                   343,935
180,000   National Rural Utilities Corp., 5.45%, 2/1/18           179,850
250,000   Private Export Funding Corp., 3.375%, 2/15/09           252,402
250,000   Private Export Funding Corp., 6.07%, 4/30/11            274,054
                                                              $ 1,684,335
          Total Diversified Financials                        $ 3,320,404
          Insurance - 3.0 %
          Life & Health Insurance - 0.7 %
345,000   Presidential Life Corp., 7.875%, 2/15/09            $   344,569
140,000   Prudential Financial, Inc., 5.15%, 1/15/13              139,787
                                                              $   484,356
          Multi-Line Insurance - 1.3 %
335,000   American General Finance Corp., 6.9%, 12/15/17      $   327,387
265,000   Hanover Insurance Group, Inc., 7.625%, 10/15/25         235,850
155,000   International Lease Finance Corp., 6.375%, 3/25/13      154,880
275,000   Liberty Mutual Group, 7.0%, 3/15/37 (144A)              245,892
                                                              $   964,009
          Property & Casualty Insurance - 0.6 %
3,000     Ambac Financial Group, Inc., Floating Rate Note, 2/1$     1,200
255,000   Kingsway America, Inc., 7.5%, 2/1/14                    233,274
160,000   MBIA, Inc., Floating Rate Note, 1/15/33  (144A)         156,800
100,000   Ohio Casualty Corp., 7.3%, 6/15/14                      104,431
                                                              $   495,705
          Reinsurance - 0.3 %
210,000   Platinum Underwriters Holdings, Ltd., 7.5%, 6/1/17  $   210,933
          Total Insurance                                     $ 2,155,003
          Real Estate - 1.2 %
          Real Estate Management & Development - 0.5 %
250,000   Forest City Enterprises, Inc., 6.50%, 2/1/17        $   225,000
150,000   Forest City Enterprises, Inc., 7.625%, 6/1/15           142,500
                                                              $   367,500
          Real Estate Investment Trust - 0.7 %
260,000   Health Care, Inc., 6.0%, 11/15/13                   $   249,608
185,000   Trustreet Properties, Inc., 7.5%, 4/1/15                201,432
55,000    Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)       54,588
                                                              $   505,628
          Total Real Estate                                   $   873,128
          Software & Services - 0.4 %
          Data Processing & Outsourced Services - 0.4 %
370,000   First Data Corp., 9.875%, 9/24/15 (144A)            $   304,325
          Total Software & Services                           $   304,325
          Technology Hardware & Equipment - 0.5 %
          Computer Hardware - 0.1 %
95,000    Hewlett-Packard Co., 4.5%, 3/1/13                   $    96,376
          Electronic Equipment & Instruments - 0.2 %
135,000   Agilent Technologies, Inc., 6.5%, 11/1/17           $   135,467
          Technology Distributors - 0.2 %
150,000   Anixter International Corp., 5.95%, 3/1/15          $   132,387
          Total Technology Hardware & Equipment               $   364,230
          Telecommunication Services - 0.4 %
          Integrated Telecommunication Services - 0.4 %
300,000   AT&T, Inc., 5.5%, 2/1/18                            $   293,742
10,000    Telecom Italia Capital SA, 4.875%, 10/1/10                9,850
                                                              $   303,592
          Total Telecommunication Services                    $   303,592
          Utilities - 2.6 %
          Electric Utilities - 1.0 %
30,000    Commonwealth Edison Co., 6.15%, 9/15/17             $    30,798
90,000    Entergy Gulf States, Inc., 5.7%, 6/1/15                  87,174
235,000   Intergen NV, 9.0%, 6/30/17                              245,575
140,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        138,041
225,000   West Penn Power Co., 5.95%, 12/15/17                    233,711
                                                              $   735,299
          Gas Utilities - 0.6 %
265,000   Questar Pipeline Co., 5.83%, 2/1/18                 $   261,120
185,000   Southern Union Co., 7.2%, 11/1/66                       148,000
                                                              $   409,120
          Independent Power Producer & Energy Traders - 0.3 %
235,000   TXU Energy Co., 10.25%, 11/1/15                     $   234,119
          Multi-Utilities - 0.6 %
160,000   NSG Holdings LLC, 7.75%, 12/15/25 (144A)            $   155,200
315,000   NY State Gas & Electric Corp., 6.15%, 12/15/17 (144A    320,023
                                                              $   475,223
          Total Utilities                                     $ 1,853,761
          TOTAL CORPORATE BONDS
          (Cost  $18,214,468)                                 $17,935,857

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.7 %
          Utilities - 0.8 %
          Independent Power Producer & Energy Traders - 0.8 %
12,000    Tenn Valley Authority SD BB, Floating Rate Note, 6/0$   298,440
250,000   Tenn Valley Authority, 4.75%, 8/1/13                    266,084
                                                              $   564,524
          Total Utilities                                     $   564,524
          Government - 56.9 %
100,000   Federal Farm Credit Bank 5.88%, 9/8/08              $   101,504
100,000   Federal Farm Credit Bank, 5.3%, 9/28/15                 100,043
250,000   Federal Home Loan Bank, 4.0%, 2/12/10                   257,823
186,679   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33          189,127
53,554    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           55,120
46,073    Federal Home Loan Mortgage Corp., 6.5%, 7/1/32           48,097
1         Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                1
907,345   Federal Home Loan Mortgage Corp., 4.5%, 5/1/35          875,048
483,337   Federal Home Loan Mortgage Corp., 4.5%, 10/1/35         466,133
1,013,111 Federal Home Loan Mortgage Corp., 5.0%, 12/1/35       1,004,740
250,000   Federal Home Loan Mortgage Corp., 5.25%, 4/3/12         256,669
174,523   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34         176,669
182,718   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34          184,964
50,801    Federal Home Loan Mortgage Corp., 6.0% 10/1/32           52,414
90,095    Federal Home Loan Mortgage Corp., 6.0%, 11/1/32          92,957
247,711   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32         255,579
25,089    Federal Home Loan Mortgage Corp., 6.0%, 12/1/32          25,886
97,946    Federal Home Loan Mortgage Corp., 6.0%, 12/1/32         101,057
135,840   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          140,154
627,155   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          646,633
25,225    Federal Home Loan Mortgage Corp., 6.5%, 2/1/32           26,379
138,145   Federal Home Loan Mortgage Corp., 6.5% 4/1/32           144,217
35,296    Federal Home Loan Mortgage Corp., 6.5%, 1/1/29           36,955
75,528    Federal Home Loan Mortgage Corp., 6.5%, 10/1/31          78,985
26,112    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11           27,084
6,598     Federal Home Loan Mortgage Corp., 6.5%, 3/1/32            6,888
18,685    Federal Home Loan Mortgage Corp., 6.5%, 4/1/31           19,541
1,500,000 Federal Home Loan Mortgage Corp., 6.5%, 5/1/38        1,552,032
22,076    Federal Home Loan Mortgage Corp., 7.0%, 3/1/32           23,542
20,388    Federal Home Loan Mortgage Corp., 7.0%, 4/1/32           21,651
67,546    Federal Home Loan Mortgage Corp., 7.0%, 10/1/46          70,620
10,762    Federal Home Loan Mortgage Corp., 7.0%, 2/1/31           11,428
2,520     Federal Home Loan Mortgage Corp., 7.0%, 4/1/30            2,676
1,326     Federal Home Loan Mortgage Corp., 7.0%, 7/1/31            1,411
19,257    Federal Home Loan Mortgage Corp., 7.5%, 8/1/31           20,815
240,000   Federal Home Loan Mortgage Corp., 10.35%, 8/3/18        363,834
626,680   Federal National Mortgage Association, 4.0%, 3/1/36     591,063
111,371   Federal National Mortgage Association, 4.0%, 7/1/18     109,446
170,218   Federal National Mortgage Association, 4.5%, 4/1/19     169,929
180,612   Federal National Mortgage Association, 4.5%, 4/1/22     179,628
1,092,406 Federal National Mortgage Association, 4.78%, 12/1/1  1,113,498
730,000   Federal National Mortgage Association, 5.24%, 8/7/18    778,208
339,413   Federal National Mortgage Association, 5.0%, 10/1/21    343,174
905,883   Federal National Mortgage Association, 5.0%, 12/1/17    919,395
86,440    Federal National Mortgage Association, 5.0%, 12/1/21     87,398
88,770    Federal National Mortgage Association, 5.0%, 12/1/35     87,990
127,211   Federal National Mortgage Association, 5.0%, 2/1/22     128,552
36,358    Federal National Mortgage Association, 5.0%, 3/1/09      36,936
1,043,621 Federal National Mortgage Association, 5.0%, 3/1/33   1,035,820
470,553   Federal National Mortgage Association, 5.0%, 5/1/34     466,761
150,050   Federal National Mortgage Association, 5.0%, 7/1/19     151,996
123,972   Federal National Mortgage Association, 5.0%, 12/1/21    125,402
293,099   Federal National Mortgage Association, 5.0%, 9/1/22     296,324
303,000   Federal National Mortgage Association, 5.0%, 12/14/18   296,408
113,476   Federal National Mortgage Association, 5.429%, 12/1/    115,253
91,276    Federal National Mortgage Association, 5.448%, 8/1/3     93,392
218,633   Federal National Mortgage Association, 5.5%, 11/1/23    222,679
281,137   Federal National Mortgage Association, 5.5%, 11/1/33    284,722
146,472   Federal National Mortgage Association, 5.5%, 12/1/34    148,232
640,972   Federal National Mortgage Association, 5.5%, 2/1/18     658,484
7,984     Federal National Mortgage Association, 5.5%, 2/1/33       8,068
153,823   Federal National Mortgage Association, 5.5%, 6/1/23     156,670
183,984   Federal National Mortgage Association, 5.5%, 3/1/18     188,844
145,690   Federal National Mortgage Association, 5.5%, 3/1/24     148,276
179,353   Federal National Mortgage Association, 5.5%, 3/1/34     181,508
248,921   Federal National Mortgage Association, 5.5%, 4/1/18     255,783
240,171   Federal National Mortgage Association, 5.5%, 1/1/36     242,980
455,689   Federal National Mortgage Association, 5.5%, 3/1/37     460,589
108,339   Federal National Mortgage Association, 5.5%, 6/1/33     111,545
355,754   Federal National Mortgage Association, 5.5%, 7/1/23     362,339
551,345   Federal National Mortgage Association, 5.5%, 9/1/17     565,910
230,396   Federal National Mortgage Association, 5.5%, 9/1/33     233,334
897,707   Federal National Mortgage Association, 5.5%, 1/1/37     907,591
139,164   Federal National Mortgage Association, 5.536%, 8/1/3    141,356
138,245   Federal National Mortgage Association, 5.9% 7/1/28      143,126
61,817    Federal National Mortgage Association, 6.0% 6/1/33       63,647
23,508    Federal National Mortgage Association, 6.0%, 1/1/29      24,293
18,136    Federal National Mortgage Association, 6.0%, 1/1/29      19,056
28,996    Federal National Mortgage Association, 6.0%, 10/1/32     29,886
41,495    Federal National Mortgage Association, 6.0%, 11/1/32     42,768
62,895    Federal National Mortgage Association, 6.0%, 11/1/32     64,824
170,249   Federal National Mortgage Association, 6.0%, 11/1/32    175,472
70,760    Federal National Mortgage Association, 6.0%, 12/1/11     72,431
29,332    Federal National Mortgage Association, 6.0%, 12/1/31     30,264
86,502    Federal National Mortgage Association, 6.0%, 4/1/33      89,156
40,309    Federal National Mortgage Association, 6.0%, 6/1/15      41,642
103,786   Federal National Mortgage Association, 6.0%, 7/1/34     106,686
209,005   Federal National Mortgage Association, 6.0%, 7/1/36     214,347
79,735    Federal National Mortgage Association, 6.0%, 9/1/29      82,369
88,507    Federal National Mortgage Association, 6.0%, 9/1/34      90,981
37,244    Federal National Mortgage Association, 6.5%, 1/1/29      38,935
45,558    Federal National Mortgage Association, 6.5%, 1/1/32      47,540
6,128     Federal National Mortgage Association, 6.5%, 10/1/31      6,395
36,105    Federal National Mortgage Association, 6.5%, 10/1/31     37,675
45,283    Federal National Mortgage Association, 6.5%, 11/1/28     47,356
19,546    Federal National Mortgage Association, 6.5%, 2/1/32      20,396
19,734    Federal National Mortgage Association, 6.5%, 3/1/32      20,637
77,691    Federal National Mortgage Association, 6.5%, 3/1/32      80,990
18,953    Federal National Mortgage Association, 6.5%, 3/1/32      19,777
433,542   Federal National Mortgage Association, 6.5%, 3/1/37     449,386
67,999    Federal National Mortgage Association, 6.5%, 4/1/32      70,887
24,061    Federal National Mortgage Association, 6.5%, 7/1/21      25,122
45,995    Federal National Mortgage Association, 6.5%, 7/1/32      47,948
180,902   Federal National Mortgage Association, 6.5%, 7/1/34     187,964
41,280    Federal National Mortgage Association, 6.5%, 8/1/32      43,075
335,963   Federal National Mortgage Association, 6.5%, 11/1/37    348,811
480,000   Federal National Mortgage Association , 6.5%, 1/1/38    498,357
90,224    Federal National Mortgage Association, 6.5%, 8/1/32      94,055
35,553    Federal National Mortgage Association, 6.5%, 8/1/32      37,063
26,839    Federal National Mortgage Association, 6.5%, 9/1/32      27,978
1,153     Federal National Mortgage Association, 7.0%, 1/1/29       1,228
14,524    Federal National Mortgage Association, 7.0%, 1/1/32      15,451
27,613    Federal National Mortgage Association, 7.0%, 3/1/12      28,835
22,045    Federal National Mortgage Association, 7.0%, 5/1/22      22,984
8,530     Federal National Mortgage Association, 7.0%, 7/1/31       9,074
16,921    Federal National Mortgage Association, 7.0%, 8/1/19      18,021
26,249    Federal National Mortgage Association, 7.0%, 9/1/18      27,952
57,800    Federal National Mortgage Association, 7.0%, 9/1/30      61,546
22,978    Federal National Mortgage Association, 7.0%, 8/1/22      23,898
63,052    Federal National Mortgage Association , 7.0%, 9/1/22     65,574
9,931     Federal National Mortgage Association, 7.5%, 2/1/31      10,720
3,611     Federal National Mortgage Association, 8.0%, 1/1/31       3,914
26,512    Federal National Mortgage Association, 8.0%, 10/1/30     28,733
34,040    Federal National Mortgage Association, 8.0%, 2/1/29      37,099
5,005     Federal National Mortgage Association, 8.0%, 2/1/30       5,450
3,386     Federal National Mortgage Association, 8.0%, 2/1/30       3,688
103,651   Federal National Mortgage Association, 8.0%, 3/1/31     112,876
4,019     Federal National Mortgage Association, 8.0%, 4/1/30       4,356
7,756     Federal National Mortgage Association, 8.0%, 5/1/31       8,407
13,836    Federal National Mortgage Association, 8.0%, 7/1/30      14,995
14,647    Federal National Mortgage Association, 9.5%, 2/1/21      16,321
212,983   Government National Mortgage Association II, 5.0%, 1    215,928
597,220   Government National Mortgage Association II, 5.5%, 1    608,959
228,035   Government National Mortgage Association II, 5.5%, 7    233,272
157,018   Government National Mortgage Association II, 5.9%, 2    162,237
444,892   Government National Mortgage Association II, 6.0%, 1    459,869
123,624   Government National Mortgage Association II, 6.0%, 1    127,882
34,222    Government National Mortgage Association II, 6.0%, 1     35,237
83,375    Government National Mortgage Association II, 6.0%, 7     85,861
18,039    Government National Mortgage Association II, 6.5%, 8     18,886
7,918     Government National Mortgage Association II, 7.0%, 1      8,447
42,895    Government National Mortgage Association II, 7.0%, 2     45,818
22,802    Government National Mortgage Association II, 7.0%, 5     24,394
527,962   Government National Mortgage Association, 4.5%, 12/1    529,999
122,396   Government National Mortgage Association, 4.5%, 12/1    118,994
165,319   Government National Mortgage Association, 4.5%, 4/15    165,683
166,682   Government National Mortgage Association, 4.5%, 6/15    162,049
269,260   Government National Mortgage Association, 4.5%, 8/15    261,887
272,296   Government National Mortgage Association, 4.5%, 8/15    264,840
96,556    Government National Mortgage Association, 5.0%, 1/20     97,761
68,719    Government National Mortgage Association, 5.0%, 10/1     69,800
143,890   Government National Mortgage Association, 5.0%, 11/2    145,790
133,538   Government National Mortgage Association, 5.0%, 2/15    135,638
232,044   Government National Mortgage Association, 5.0%, 5/15    235,845
152,382   Government National Mortgage Association, 5.0%, 3/15    152,625
136,211   Government National Mortgage Association, 5.0%, 4/15    136,397
216,624   Government National Mortgage Association, 5.0%, 7/15    220,660
146,747   Government National Mortgage Association, 5.0%, 7/15    149,151
535,639   Government National Mortgage Association, 5.0%, 7/15    553,599
122,879   Government National Mortgage Association, 5.0%, 9/15    123,110
1,084     Government National Mortgage Association, 5.5%, 1/15      1,107
411,774   Government National Mortgage Association, 5.5%, 10/1    420,943
144,730   Government National Mortgage Association, 5.5%, 10/1    147,892
276,597   Government National Mortgage Association, 5.5%, 12/1    282,639
98,425    Government National Mortgage Association, 5.5%, 2/15    101,062
110,147   Government National Mortgage Association, 5.5%, 3/15    112,600
185,550   Government National Mortgage Association, 5.5%, 4/15    189,681
200,119   Government National Mortgage Association, 5.5%, 6/15    205,480
103,412   Government National Mortgage Association, 5.5%, 7/15    105,106
135,798   Government National Mortgage Association, 5.5%, 7/15    139,340
237,153   Government National Mortgage Association, 5.5%, 8/15    242,433
147,592   Government National Mortgage Association, 5.5%, 7/15    150,878
54,395    Government National Mortgage Association, 5.72%, 1/1     55,963
99,542    Government National Mortgage Association, 5.72%, 10/    102,412
57,362    Government National Mortgage Association, 6.0%, 1/15     59,446
62,241    Government National Mortgage Association, 6.0%, 10/1     64,495
50,222    Government National Mortgage Association, 6.0%, 10/1     52,041
20,210    Government National Mortgage Association, 6.0%, 10/1     20,942
75,451    Government National Mortgage Association, 6.0%, 6/20     77,749
40,774    Government National Mortgage Association, 6.0%, 10/1     42,250
139,063   Government National Mortgage Association, 6.0%, 11/1    144,417
92,997    Government National Mortgage Association, 6.0%, 11/1     96,365
194,029   Government National Mortgage Association, 6.0%, 12/1    201,407
153,181   Government National Mortgage Association, 6.0%, 12/1    158,649
147,253   Government National Mortgage Association, 6.0%, 2/15    152,080
180,084   Government National Mortgage Association, 6.0%, 3/15    186,372
6,427     Government National Mortgage Association, 6.0%, 4/15      6,643
109,804   Government National Mortgage Association, 6.0%, 4/15    113,927
82,792    Government National Mortgage Association, 6.0%, 5/15     85,584
244,202   Government National Mortgage Association, 6.0%, 7/15    253,864
27,409    Government National Mortgage Association, 6.0%, 8/15     28,357
87,917    Government National Mortgage Association, 6.0%, 8/15     90,879
92,985    Government National Mortgage Association, 6.0%, 8/15     96,313
144,805   Government National Mortgage Association, 6.0%, 8/15    149,862
77,918    Government National Mortgage Association, 6.0%, 9/15     80,740
431,969   Government National Mortgage Association, 6.0%, 9/15    447,052
195,780   Government National Mortgage Association, 6.0% 1/15/    202,768
1,000,000 Government National Mortgage Association, 6.5%, 12/1  1,040,633
71,487    Government National Mortgage Association, 6.5%, 1/15     74,533
55,162    Government National Mortgage Association, 6.5%, 10/1     57,651
35,585    Government National Mortgage Association, 6.5%, 12/1     37,190
15,234    Government National Mortgage Association, 6.5%, 12/1     15,921
77,733    Government National Mortgage Association, 6.5%, 12/1     80,892
22,902    Government National Mortgage Association, 6.5%, 12/2     23,970
17,883    Government National Mortgage Association, 6.5%, 2/15     18,701
8,749     Government National Mortgage Association, 6.5%, 2/15      9,344
8,963     Government National Mortgage Association, 6.5%, 3/15      9,389
77,226    Government National Mortgage Association, 6.5%, 4/15     80,686
16,590    Government National Mortgage Association, 6.5%, 4/15     17,333
16,298    Government National Mortgage Association, 6.5%, 4/15     17,011
16,301    Government National Mortgage Association, 6.5%, 4/15     17,014
87,138    Government National Mortgage Association, 6.5%, 5/15     91,141
34,137    Government National Mortgage Association, 6.5%, 5/15     35,707
31,462    Government National Mortgage Association, 6.5%, 5/15     32,881
15,222    Government National Mortgage Association, 6.5%, 6/15     15,904
29,962    Government National Mortgage Association, 6.5%, 6/15     31,349
21,414    Government National Mortgage Association, 6.5%, 6/15     22,399
8,448     Government National Mortgage Association, 6.5%, 6/15      8,834
39,210    Government National Mortgage Association, 6.5%, 6/15     40,978
11,129    Government National Mortgage Association, 6.5%, 6/15     11,616
22,414    Government National Mortgage Association, 6.5%, 6/15     23,395
13,357    Government National Mortgage Association, 6.5%, 6/15     13,941
55,534    Government National Mortgage Association, 6.5%, 7/15     58,039
42,027    Government National Mortgage Association, 6.5%, 7/15     43,865
40,983    Government National Mortgage Association, 6.5%, 9/15     42,832
16,609    Government National Mortgage Association, 6.5%, 9/20     17,368
165,846   Government National Mortgage Association, 6.50%, 12/    173,268
9,534     Government National Mortgage Association, 7.0%, 1/15     10,211
12,588    Government National Mortgage Association, 7.0%, 1/15     13,461
26,745    Government National Mortgage Association, 7.0%, 11/1     28,611
20,715    Government National Mortgage Association, 7.0%, 11/1     22,142
3,888     Government National Mortgage Association, 7.0%, 12/1      4,156
34,613    Government National Mortgage Association, 7.0%, 2/15     37,029
7,099     Government National Mortgage Association, 7.0%, 2/15      7,583
28,712    Government National Mortgage Association, 7.0%, 4/15     30,716
13,578    Government National Mortgage Association, 7.0%, 4/15     14,525
13,603    Government National Mortgage Association, 7.0%, 5/15     14,530
75,390    Government National Mortgage Association, 7.0%, 5/15     80,517
15,934    Government National Mortgage Association, 7.0%, 6/15     17,040
30,927    Government National Mortgage Association, 7.0%, 7/15     33,125
17,817    Government National Mortgage Association, 7.0%, 7/15     19,053
7,063     Government National Mortgage Association, 7.0%, 7/15      7,553
13,524    Government National Mortgage Association, 7.0%, 8/15     14,446
6,872     Government National Mortgage Association, 7.0%, 9/15      7,357
3,739     Government National Mortgage Association, 7.5%, 1/15      4,027
2,268     Government National Mortgage Association, 7.5%, 1/15      2,440
4,265     Government National Mortgage Association, 7.5%, 10/1      4,596
13,657    Government National Mortgage Association, 7.5%, 10/1     14,721
19,697    Government National Mortgage Association, 7.5%, 11/1     21,232
1,589     Government National Mortgage Association, 7.5%, 6/15      1,713
991       Government National Mortgage Association, 7.5%, 8/15      1,069
1         Government National Mortgage Association, 7.5%, 8/15          1
3,975     Government National Mortgage Association, 7.5%, 8/20      4,273
7,092     Government National Mortgage Association, 7.75%, 11/      7,732
1,458     Government National Mortgage Association, 8.0%, 8/20      1,592
69,293    Government National Mortgage Association, I, 6.0%, 2     71,889
847,000   U.S. Treasury Bonds, 6.25%, 8/15/23                   1,042,538
250,000   U.S. Treasury Bonds, 7.25%, 5/15/16                     321,328
282,105   U.S. Treasury Inflation Notes, 1.875%, 7/15/15          304,519
37,217    U.S. Treasury Inflation Notes, 2.0%, 1/15/16             40,354
261,258   U.S. Treasury Inflation Notes, 2.5%, 7/15/16            294,302
660,000   U.S. Treasury Notes, 4.25%, 11/15/14                    721,669
1,150,000 U.S. Treasury Notes, 6.375%, 8/15/27                  1,463,375
600,000   U.S. Treasury Strip, 0.0%, 5/15/17                      425,997
880,000   U.S. Treasury Strip, 0.0%, 11/15/13                     758,090
                                                              $42,460,229
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost  $41,895,427)                                 $43,024,753

          MUNICIPAL BONDS - 0.8 %
          Muni  Higher Education - 0.8 %
275,000   California State University Revenue 5.0%, 11/1/39   $   274,684
275,000   Connecticut State Health & Education, 5%, 7/1/42        274,978
                                                              $   549,662
          TOTAL MUNICIPAL BONDS
          (Cost  $540,196)                                    $   549,662

          SENIOR FLOATING RATE LOAN INTERESTS- 3.6 % **
          Materials - 0.3 %
          Forest Products - 0.2 %
200,000   Graham Packaging Co., New Term Loan, 2.25%, 10/7/11 $   183,556
          Total Materials                                     $   183,556
          Capital Goods - 0.3 %
          Electrical Component & Equipment - 0.3 %
55,525    Flextronics Semiconductor, Inc., A-1-A Delayed Loan,$    51,083
193,681   Flextronics Semiconductor, Inc., A Closing Date Loan    178,187
                                                              $   229,270
          Total Capital Goods                                 $   229,270
          Commercial Services & Supplies - 0.4 %
          Environmental & Facilities Services - 0.4 %
200,000   Synagro Technologies, Inc., Term Loan, 2.0%, 4/2/14 $   165,000
168,968   Waste Services, Inc., Tranche E Term Loan, 2.25% 3/3    157,563
                                                              $   322,563
          Total Commercial Services & Supplies                $   322,563
          Transportation - 0.1 %
          Trucking - 0.1 %
57,314    Accuride Corp., Term Advance Loan, 2.0%, 1/31/12    $    53,302
          Total Transportation                                $    53,302
          Automobiles & Components - 0.3 %
          Tires & Rubber - 0.3 %
205,000   Goodyear Tire & Rubber Co., Term Loan, 1.5%, 4/30/14$   185,525
          Total Automobiles & Components                      $   185,525
          Consumer Durables & Apparel - 0.1 %
          Housewares & Specialties - 0.1 %
59,550    Jarden Corp., Term Loan B3, 2.5%, 1/24/12           $    57,193
          Total Consumer Durables & Apparel                   $    57,193
          Consumer Services - 0.1 %
          Casinos & Gaming - 0.1 %
83,333    Gateway Casinos & Entertainment, Inc., Term Advance $    70,000
16,667    Gateway Casinos & Entertainment, Inc., Delayed Draw      14,000
                                                              $    84,000
          Total Consumer Services                             $    84,000
          Media - 0.2 %
          Broadcasting & Cable TV - 0.2 %
193,289   Univision Communication, Inc., Initial Term Loan, 2.$   152,940
6,711     Univision Communication, Inc., Initial Term Loan, 2.      5,310
                                                              $   158,250
          Total Media                                         $   158,250
          Food, Beverage & Tobacco - 0.3 %
          Packaged Foods & Meats - 0.3 %
200,000   Graphic Packaging International, Inc., Incremental T$   182,750
          Total Food, Beverage & Tobacco                      $   182,750
          Health Care Equipment & Services - 0.5 %
          Health Care Facilities - 0.4 %
106,551   CHS/Community Health Systems, Inc., Funded Term Loan$    98,447
5,449     CHS/Community Health Systems, Inc., Delayed Draw Loa      5,035
98,750    HCA, Inc., Tranche B Term Loan, 2.75% 11/7/13            90,965
75,000    Psychiatric Solutions, Inc., Term Loan, 1.75%,7/1/12     69,938
                                                              $   264,385
          Health Care Supplies - 0.1 %
24,000    Bausch & Lomb, Inc., Delayed Draw Loan, 3.25%, 4/24/$    23,359
96,000    Bausch & Lomb, Inc., Parent Term Loan, 3.25%, 4/24/1     93,436
                                                              $   116,795
          Total Health Care Equipment & Services              $   381,180
          Pharmaceuticals & Biotechnology - 0.1 %
          Pharmaceuticals - 0.1 %
89,322    Talecris Biotherapeutics Holdings Corp., First Lien $    75,700
          Total Pharmaceuticals & Biotechnology               $    75,700
          Diversified Financials - 0.2 %
          Diversified Financial Services - 0.1 %
150,000   Metavante Corp., Term Loan, 1.75%, 11/1/14          $   140,000
          Total Diversified Financials                        $   140,000
          Technology Hardware & Equipment - 0.2 %
          Computer Storage & Peripherals - 0.2 %
150,000   SunGard Data Systems, Inc., New US Term Loan, 2.0%, $   139,636
          Total Technology Hardware & Equipment               $   139,636
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.1 %
10,313    Telesat Canada, U.S. Term II Loan, 3.0%, 10/24/14   $     9,576
120,383   Telesat Canada, U.S. Term I Loan, 3.0%, 10/24/14        111,778
                                                              $   121,354
          Total Telecommunication Services                    $   121,354
          Utilities - 0.4 %
          Independent Power Producer & Energy Traders - 0.4 %
100,000   Aeroflex, Inc., Tranche B-1 Term Loan, 3.75%, 8/15/1$    93,188
89,325    Calpine Corp., First Priority Term Loan, 2.25% 3/29/     79,946
149,250   Texas Competitive Electric Holdings Co., LLC, Initia    136,275
                                                              $   309,409
          Total Utilities                                     $   309,409
          TOTAL SENIOR FLOATING RATE LOAN INTERESTS
          (Cost  $2,697,740)                                  $ 2,623,688

Shares
          PREFERRED STOCKS - 0.1 %
          Insurance - 0.1 %
          Life & Health Insurance - 0.1 %
4,800     Delphi Financial Group, 7.376% 5/15/37              $    90,450
          Total Insurance                                     $    90,450
          TOTAL PREFERRED STOCKS
          (Cost  $120,000)                                    $    90,450

Principal
Amount
          TEMPORARY CASH INVESTMENTS - 7.5 %
          Repurchase Agreement - 7.5 %
5,440,000 Bank of America Corp., 2.42%, dated 3/31/08, repurchase price of $5,440,000 plus accrued interest on 4/1/08 collateralized by $5,521,976 Federal National Mortgage Association, 6.$ 5,440,000 TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $5,440,000)                                  $ 5,440,000
          TOTAL INVESTMENT IN SECURITIES - 104.6%
          (Cost  $75,350,224) (a)                             $75,895,798
          OTHER ASSETS AND LIABILITIES - (4.6)%               $(3,342,462)
          TOTAL NET ASSETS - 100.0%                           $72,553,336


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $4,747,535 or 6.5% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $75,350,224 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $   1,148,613

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                 (603,039)

          Net unrealized gain                                   $    545,574

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:

                                                  Investment in    Other
					          Securities	  Financial
   								Instruments
Valuation Inputs
Level 1 - Quoted Prices                             5,372,172         0
Level 2 - Other Significant Observable Inputs       70,523,626        0
Level 3 - Significant Unobservable Inputs             0               0
Total                                                75,895,798       0


           Pioneer Cullen Value VCT Portfolio
           SCHEDULE OF INVESTMENTS  3/31/2008 (unaudited)

Shares                                                         Value

           COMMON STOCKS - 93.9 %
           Energy - 11.5 %
           Integrated Oil & Gas - 5.3 %
7,450      Gazprom  (A.D.R.) *                              $   376,225
6,300      Petroleo Brasileiro SA                               643,293
                                                            $ 1,019,518
           Oil & Gas Drilling - 2.3 %
7,150      ENSCO International, Inc.                        $   447,733
           Oil & Gas Exploration & Production - 3.9 %
7,100      Devon Energy Corp.                               $   740,743
           Total Energy                                     $ 2,207,994
           Materials - 5.4 %
           Construction Materials - 1.6 %
11,701     Cemex SA (A.D.R.) *                              $   305,630
           Diversified Metals & Mining - 2.9 %
18,500     Anglo American Plc                               $   550,745
           Forest Products - 0.9 %
2,850      Weyerhaeuser Co.                                 $   185,364
           Total Materials                                  $ 1,041,739
           Capital Goods - 14.5 %
           Aerospace & Defense - 6.2 %
9,650      Raytheon Co.                                     $   623,487
8,300      United Technologies Corp.                            571,206
                                                            $ 1,194,693
           Industrial Conglomerates - 6.4 %
8,000      3M Co.                                           $   633,200
15,900     General Electric Co.                                 588,459
                                                            $ 1,221,659
           Industrial Machinery - 1.9 %
7,100      ITT Corp.                                        $   367,851
           Total Capital Goods                              $ 2,784,203
           Transportation - 4.5 %
           Air Freight & Couriers - 2.3 %
4,750      FedEx Corp.                                      $   440,183
           Railroads - 2.2 %
5,350      Canadian National Railway Co.                    $   258,512
2,500      Canadian Pacific Railway, Ltd.                       160,725
                                                            $   419,237
           Total Transportation                             $   859,420
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
9,750      BorgWarner, Inc.                                 $   419,543
           Total Automobiles & Components                   $   419,543
           Retailing - 0.9 %
           Home Improvement Retail - 0.9 %
6,000      Home Depot, Inc.                                 $   167,820
           Total Retailing                                  $   167,820
           Food Beverage & Tobacco - 18.8 %
           Agricultural Products - 3.8 %
4,500      Archer Daniels Midland Co.                       $   185,220
6,100      Bunge, Ltd.                                          529,968
                                                            $   715,188
           Distillers & Vintners - 2.5 %
5,900      Diageo Plc (A.D.R.)                              $   479,788
           Packaged Foods & Meats - 12.5 %
8,150      General Mills, Inc.                              $   488,022
18,350     Kraft Foods, Inc.                                    569,034
5,350      Nestle SA (A.D.R.)                                   668,343
20,000     Unilever N.V.                                        674,600
                                                            $ 2,399,999
           Total Food Beverage & Tobacco                    $ 3,594,975
           Household & Personal Products - 3.0 %
           Household Products - 3.0 %
8,800      Kimberly-Clark Corp.                             $   568,040
           Total Household & Personal Products              $   568,040
           Pharmaceuticals & Biotechnology - 6.9 %
           Pharmaceuticals - 6.9 %
7,150      GlaxoSmithKline                                  $   303,375
9,700      Johnson & Johnson                                    629,239
18,950     Pfizer, Inc.                                         396,624
                                                            $ 1,329,238
           Total Pharmaceuticals & Biotechnology            $ 1,329,238
           Diversified Financials - 9.3 %
           Investment Banking & Brokerage - 3.8 %
7,850      Merrill Lynch & Co., Inc.                        $   319,809
8,950      Morgan Stanley                                       409,015
                                                            $   728,824
           Other Diversified Financial Services - 5.5 %
13,300     Bank of America Corp.                            $   504,203
12,850     J.P. Morgan Chase & Co.                              551,908
                                                            $ 1,056,111
           Total Diversified Financials                     $ 1,784,935
           Insurance - 6.0 %
           Life & Health Insurance - 2.7 %
8,450      MetLife, Inc.                                    $   509,197
           Multi-Line Insurance - 1.9 %
8,400      American International Group, Inc.               $   363,300
           Property & Casualty Insurance - 1.4 %
5,500      Chubb Corp.                                      $   272,140
           Total Insurance                                  $ 1,144,637
           Technology Hardware & Equipment - 6.4 %
           Communications Equipment - 2.6 %
15,850     Nokia Corp. (A.D.R.)                             $   504,506
           Computer Hardware - 2.9 %
11,950     Hewlett-Packard Co.                              $   545,637
           Technology Distributors - 0.9 %
5,100      Arrow Electronics, Inc. *                        $   171,615
           Total Technology Hardware & Equipment            $ 1,221,758
           Telecommunication Services - 4.5 %
           Integrated Telecommunication Services - 4.5 %
10,750     AT&T Corp.                                       $   411,725
12,500     Verizon Communications, Inc.                         455,625
                                                            $   867,350
           Total Telecommunication Services                 $   867,350
           TOTAL COMMON STOCKS
           (Cost  $16,971,234)                              $17,991,652
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 5.8 %
           Repurchase Agreement - 5.8 %
1,105,000  JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $1,105,000 plus accrued interest on 4/1/08 collateralized by $1,426,390 Federal National Mortgage Association, 5.0-10.0%,
           10/1/14-3/1/38                                   $ 1,105,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $1,105,000)                               $ 1,105,000
           TOTAL INVESTMENT IN SECURITIES - 99.7%
           (Cost  $18,076,319) (a)                          $19,096,652
           OTHER ASSETS AND LIABILITIES - (0.3)%            $  (57,949)
           TOTAL NET ASSETS - 100.0%                        $19,154,601


*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $18,076,319 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost    $    1,836,157

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value         (815,824)

           Net unrealized gain                                $    1,020,333

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:


Valuation Inputs                                   Investment   Other Financial
						  in Securities    Instruments

Level 1 - Quoted Prices                              17,991,652     0
Level 2 - Other Significant Observable Inputs        1,105,000      0
Level 3 - Significant Unobservable Inputs            0              0
Total                                                19,096,652     0


                Pioneer Emerging Markets VCT Portfolio
             Schedule of Investments  3/31/08 (unaudited)

Shares                                                         Value
           PREFERRED STOCKS - 1.8 %
           Media - 0.9 %
           Broadcasting & Cable TV - 0.9 %
94,380     Net Servicos de Comunicacao SA *                 $  997,188
           Total Media                                      $  997,188
           Banks - 1.0 %
           Diversified Banks - 0.9 %
47,660     Banco Itau Holding Financeira                    $1,087,918
           Total Banks                                      $1,087,918
           TOTAL PREFERRED STOCKS
           (Cost  $1,047,745)                               $2,085,106

           COMMON STOCKS - 96.5 %
           Energy - 18.4 %
           Coal & Consumable Fuels - 3.8 %
2,392,800  Bumi Resources Tbk Pt                            $1,628,544
394,500    Indo Tambangraya Megah Pt *                         884,755
1,254,500  Yanzhou Coal Mining Co., Ltd. *                   1,781,206
                                                            $4,294,505
           Integrated Oil & Gas - 9.8 %
1,144,700  China Petroleum & Chemical Corp.                 $  985,769
89,200     Gazprom  (A.D.R.) *                               4,504,600
54,300     Petrobras Brasileiro SA (A.D.R.)                  4,598,667
23,500     Sasol, Ltd.  (A.D.R.)                             1,137,165
                                                            $11,226,201
           Oil & Gas Equipment & Services - 2.2 %
24,400     Tenaris SA ( A.D.R.)                             $1,216,340
38,500     TMK (G.D.R.) (144A) *                             1,251,077
                                                            $2,467,417
           Oil & Gas Exploration & Production - 1.0 %
776,400    CNOOC, Ltd.                                      $1,141,679
           Oil & Gas Refining & Marketing - 1.6 %
15,900     Reliance Industries, Ltd. (G.D.R.) (144A) *      $1,805,493
           Total Energy                                     $20,935,295
           Materials - 15.7 %
           Construction Materials - 3.0 %
59,800     Associated Cement Companies, Ltd. *              $1,234,966
215,103    Pretoria Portland Cement Co.                      1,063,238
1,432,900  PT Indocement Tunggal Prakarsa Tbk                1,103,396
                                                            $3,401,600
           Diversified Metals & Mining - 5.8 %
145,580    Companhia Vale do Rio Doce (A.D.R.)              $4,243,657
12,200     Freeport-McMoRan Copper & Gold, Inc. (Class B)    1,173,884
41,000     Norilsk Nickel *                                  1,154,150
                                                            $6,571,691
           Fertilizers & Agricultural Chemicals - 1.5 %
215,800    Uralkali *                                       $1,710,741
           Gold - 2.0 %
144,700    IAMGOLD Corp.                                    $1,060,651
1,270,675  Zijin Mining Group Co., Ltd. *                    1,212,977
                                                            $2,273,628
           Precious Metals & Minerals - 2.6 %
8,600      Anglo American Platinum Corp., Ltd.              $1,269,730
24,000     Compania de Minas Buenaventura SAA *              1,644,000
                                                            $2,913,730
           Steel - 0.8 %
25,000     Kumba Iron Ore, Ltd.                             $  955,012
           Total Materials                                  $17,826,402
           Capital Goods - 17.0 %
           Aerospace & Defense - 0.9 %
18,500     Elbit Systems, Ltd.                              $1,017,399
           Construction & Engineering - 7.8 %
151,282    Aveng, Ltd.                                      $1,083,098
801,400    China Communications Construction Co., Ltd. *     1,768,560
610,000    China Railways Construction Corp. *                 838,687
177,817    Empressa ICA Sociedad Controladora SA de CV *     1,053,871
7,900      GS Engineering & Construction Corp. *             1,160,162
25,740     Kyeryong Construction Industrial Co., Ltd. *        878,757
15,600     Larsen & Toubro, Ltd. *                           1,183,985
13,000     Orascom Construction Industries                     976,313
                                                            $8,943,433
           Construction, Farm Machinery & Heavy Trucks - 5.2 %
44,030     Daewoo Heavy Industries & Machinery, Ltd. *      $1,683,263
4,330      Hyundai Heavy Industries Co., Ltd. *              1,624,461
55,800     Samsung Heavy Industries Co., Ltd. *              1,782,086
1,138,600  Yangzijiang Shipbuilding Holdings, Ltd. *           784,393
                                                            $5,874,203
           Heavy Electrical Equipment - 1.0 %
22,800     Bharat Heavy Electricals, Ltd. *                 $1,176,919
           Industrial Conglomerates - 2.1 %
160,500    Kepple Corp.                                     $1,160,991
101,700    Murray & Roberts Holdings, Ltd.                   1,204,774
                                                            $2,365,765
           Total Capital Goods                              $19,377,719
           Transportation - 3.5 %
           Marine - 1.6 %
595,800    China Shipping Development Co., Ltd.             $1,892,414
           Railroads - 1.9 %
98,100     All America Latina Logistica SA                  $  985,536
1,184,800  China Railway Group, Ltd. *                       1,158,842
                                                            $2,144,378
           Total Transportation                             $4,036,792
           Automobiles & Components - 0.9 %
           Automobile Manufacturers - 0.9 %
388,600    PT Astra International *                         $1,030,774
           Total Automobiles & Components                   $1,030,774
           Consumer Durables & Apparel - 2.7 %
           Apparel, Accessories & Luxury Goods - 1.0 %
1,044,400  Anta Sports Products, Ltd. *                     $1,110,178
           Homebuilding - 0.8 %
74,440     Cyrela Brazil Realty SA *                        $  966,670
           Housewares & Specialties - 0.9 %
33,290     Woongjin Coway Co., Ltd. *                       $1,006,155
           Total Consumer Durables & Apparel                $3,083,003
           Consumer Services - 0.9 %
           Hotels, Resorts & Cruise Lines - 0.9 %
378,900    Indian Hotels Co., Ltd.                          $1,064,964
           Total Consumer Services                          $1,064,964
           Media - 1.7 %
           Advertising - 0.8 %
26,200     Focus Media Holding, Ltd. *                      $  920,930
           Movies & Entertainment - 0.9 %
38,100     CTC Media, Inc. *                                $1,057,275
           Total Media                                      $1,978,205
           Retailing - 2.8 %
           Department Stores - 2.8 %
58,500     Lojas Renner SA *                                $1,089,925
894,600    New World Department Store China, Ltd. *          1,050,437
121,400    Parkson Retail Group, Ltd. *                      1,029,560
                                                            $3,169,922
           Total Retailing                                  $3,169,922
           Food & Drug Retailing - 1.9 %
           Food Distributors - 0.9 %
35,500     X-5 Retail Group NV (G.D.R.) *                   $1,040,195
           Hypermarkets & Supercenters - 1.0 %
1,700      Shinsegae Co., Ltd. *                            $1,072,358
           Total Food & Drug Retailing                      $2,112,553
           Food, Beverage & Tobacco - 1.1 %
           Packaged Foods & Meats - 1.1 %
12,200     Wimm-Bill-Dann *                                 $1,250,256
           Total Food, Beverage & Tobacco                   $1,250,256
           Household & Personal Products - 2.0 %
           Household Products - 0.9 %
6,400      LG Household & Health Care, Ltd. *               $1,102,341
           Personal Products - 1.1 %
18,500     Oriflame Cosmetics SA (S.D.R.)                   $1,228,554
           Total Household & Personal Products              $2,330,895
           Banks - 10.3 %
           Diversified Banks - 10.3 %
37,664     Banco Bradesco SA                                $1,045,553
65,300     Banco do Brasil SA                                  861,771
1,243,500  Bank Danamon PT *                                   938,446
349,400    Bumiputra-Commerce Holdings Berhad                1,091,797
1,339,800  China Construction Bank                           1,009,651
1,996,800  Chinatrust Financial Holding Co., Ltd. *          1,941,303
27,410     Hana Financial Holdings *                         1,127,000
1,521,900  Industrial and Commercial Bank of China, Ltd.     1,058,501
344,200    Sberbank RF *                                     1,077,346
308,100    Turkiye Vakiflar Bankasi TD *                       562,324
8,862      Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R. 1,033,664
                                                            $11,747,356
           Total Banks                                      $11,747,356
           Diversified Financials - 0.9 %
           Diversified Financial Services - 0.9 %
295,600    African Bank Investments, Ltd.                   $  976,043
           Total Diversified Financials                     $  976,043
           Insurance - 3.0 %
           Life & Health Insurance - 1.6 %
69,996 Cathay Financial Holding Co., Ltd., (144A) (G.D.R$1,805,897 Property & Casualty Insurance - 1.4 %
152,734    Aksigorta A.S.                                   $  557,513
27,900     Dongbu Insurance Co., Ltd. *                      1,072,910
                                                            $1,630,423
           Total Insurance                                  $3,436,320
           Real Estate - 1.8 %
           Real Estate Management & Development - 1.8 %
3,503,640  Ayala Land, Inc.                                 $  909,219
149,700    Sistema Hals (G.D.R.) (144A) *                    1,085,325
                                                            $1,994,544
           Total Real Estate                                $1,994,544
           Technology Hardware & Equipment - 1.0 %
           Electronic Manufactu Ring Services - 1.0 %
199,134    Hon Hai Precision Industry Co., Ltd.             $1,143,250
           Total Technology Hardware & Equipment            $1,143,250
           Semiconductors - 1.4 %
           Semiconductors - 1.4 %
159,038    Taiwan Semiconductor Manufacturing Co. (A.D.R.)  $1,633,320
           Total Semiconductors                             $1,633,320
           Telecommunication Services - 9.0 %
           Wireless Telecommunication Services - 9.0 %
44,600     America Movil (A.D.R.)                           $2,840,574
54,400     Bharti Televentures, Ltd. *                       1,127,543
15,200     China Mobile (Hong Kong) Ltd. (A.D.R.) *          1,140,152
14,500     Mobile Telesystems (A.D.R.) *                     1,099,825
65,600     MTN Group, Ltd.                                     996,094
14,900     Philippine Long Distance Telephone Co.            1,000,707
80,200     Reliance Communications, Ltd.                     1,020,388
32,700     Vimpel-Communications  (A.D.R.)                     977,403
                                                            $10,202,686
           Total Telecommunication Services                 $10,202,686
           Utilities - 0.5 %
           Water Utilities - 0.5 %
615,200    Sino-Environment Technology Group *              $  525,767
           Total Utilities                                  $  525,767
           TOTAL COMMON STOCKS
           (Cost  $90,413,811)                              $109,856,066

           RIGHTS - 0.1 %
           Consumer Services - 0.1 %
           Hotels, Resorts & Cruise Lines - 0.1 %
75,120     Indian Hotels, Ltd., Rights Exp. 4/5/08 *        $   86,417
37,560     Indian Hotels, Ltd., Rights Exp. 4/5/08 *               938
                                                            $   87,355
           Total Consumer Services                          $   87,355
           TOTAL RIGHTS/WARRANTS
           (Cost  $1,314)                                   $   87,355

           TEMPORARY CASH INVESTMENTS - 0.8 %
           Repurchase Agreement - 0.8 %
445,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $445,000 plus accrued interest on 4/1/08 collateralized by the following:

               $163,718 Federal National Mortgage Association,
                      5.5 - 6.5%, 2/1/23 - 1/1/48
               $332,711 Federal National Mortgage Association (ARM),
                     4.44 - 7.029 %, 1/1/34 - 9/1/37
               $55,127 Federal Home Loan Mortgage Corp.,
                    4.182 - 4.728%, 12/1/34 - 6/1/35
               $33,275 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23$  445,000

445,000 JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $445,000 plus accrued interest on 4/1/08 collateralized by $574,428 Federal National Mortgage Association, 5.0-10.0%,
           10/1/14-3/1/38                                      445,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $890,000)                                 $  890,000
           TOTAL INVESTMENT IN SECURITIES - 99.2%
           (Cost  $92,352,870)(a)                           $112,918,527
           OTHER ASSETS AND LIABILITIES - 0.8%              $  897,484
           TOTAL NET ASSETS - 100.0%                        $113,816,011


*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(G.D.R.)   Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $6,981,456 or 6.1% of total net assets.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $92,352,870 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $21,654,282

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value   (1,088,625)

           Net unrealized gain                              $20,565,657

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:



Valuation Inputs                               Investments in   Other Financial
						Securities       Instruments
Level 1 - Quoted Prices                            38,827,863       0
Level 2 - Other Significant Observable Inputs      74,090,664     1,566,209
Level 3 - Significant Unobservable Inputs               0           0
Total                                              112,918,527    1,566,209

           Pioneer Equity-Income VCT Portfolio
           SCHEDULE OF INVESTMENTS  3/31/08 (unaudited)

Shares                                                          Value
           COMMON STOCKS - 99.0 %
           Energy - 6.2 %
           Integrated Oil & Gas - 5.2 %
97,547     Chevron Corp.                                     $ 8,326,612
73,519     ConocoPhillips                                      5,602,883
12,100     Royal Dutch Shell Plc (A.D.R.)                        834,658
                                                             $14,764,153
           Oil & Gas Storage & Transportation - 1.0 %
124,090    Spectra Energy Corp.                              $ 2,823,048
           Total Energy                                      $17,587,201
           Materials - 13.2 %
           Aluminum - 3.1 %
241,776    Alcoa, Inc.                                       $ 8,718,443
           Diversified Chemical - 3.7 %
186,019    Dow Chemical Co.                                  $ 6,854,800
75,808     E.I. du Pont de Nemours and Co.                     3,544,782
                                                             $10,399,582
           Diversified Metals & Mining - 1.6 %
56,587     Compass Minerals International, Inc.              $ 3,337,501
32,300     Teck Cominco, Ltd. (Class B)                        1,323,008
                                                             $ 4,660,509
           Forest Products - 1.0 %
44,529     Weyerhaeuser Co.                                  $ 2,896,166
           Industrial Gases - 1.2 %
36,065     Air Products & Chemicals, Inc.                    $ 3,317,980
           Specialty Chemicals - 1.5 %
210,131    Valspar Corp.                                     $ 4,168,999
           Steel - 1.1 %
44,687     Nucor Corp.                                       $ 3,027,097
           Total Materials                                   $37,188,776
           Capital Goods - 8.5 %
           Aerospace & Defense - 1.8 %
74,236     United Technologies Corp.                         $ 5,108,922
           Building Products - 0.5 %
70,494     Masco Corp.                                       $ 1,397,896
           Construction & Farm Machinery & Heavy Trucks - 2.5 %
159,049    PACCAR, Inc.                                      $ 7,157,205
           Electrical Component & Equipment - 2.4 %
129,026    Emerson Electric Co.                              $ 6,639,678
           Industrial Machinery - 1.3 %
31,205     Gorman-Rupp Co.                                   $ 1,026,332
84,223     The Timken Co.                                      2,503,108
                                                             $ 3,529,440
           Total Capital Goods                               $23,833,141
           Commercial Services & Supplies - 1.1 %
           Office Services & Supplies - 1.1 %
73,146     Mine Safety Appliances Co.                        $ 3,012,884
           Total Commercial Services & Supplies              $ 3,012,884
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
181,400    Johnson Controls, Inc.                            $ 6,131,320
           Total Automobiles & Components                    $ 6,131,320
           Consumer Durables & Apparel - 1.3 %
           Apparel, Accessories & Luxury Goods - 1.3 %
48,125     VF Corp.                                          $ 3,730,169
           Total Consumer Durables & Apparel                 $ 3,730,169
           Consumer Services - 2.1 %
           Leisure Facilities - 1.6 %
189,373    Cedar Fair, L.P.                                  $ 4,402,922
           Restaurants - 0.5 %
24,660     McDonald's Corp.                                  $ 1,375,288
           Total Consumer Services                           $ 5,778,210
           Media - 3.0 %
           Broadcasting & Cable TV - 1.0 %
124,797    CBS Corp. (Class B)                               $ 2,755,518
           Movies & Entertainment - 0.4 %
66,103     Regal Entertainment Group                         $ 1,275,127
           Publishing - 1.6 %
240,090    New York Times Co.                                $ 4,532,899
           Total Media                                       $ 8,563,544
           Retailing - 1.0 %
           Distributors - 1.0 %
66,810     Genuine Parts Co.                                 $ 2,687,098
           Total Retailing                                   $ 2,687,098
           Food Beverage & Tobacco - 10.3 %
           Packaged Foods & Meats - 9.1 %
121,898    Campbell Soup Co.                                 $ 4,138,437
18,957     ConAgra, Inc.                                         454,020
63,873     General Mills, Inc.                                 3,824,715
121,206    H.J. Heinz Co., Inc.                                5,693,046
47,569     Hershey Foods Corp.                                 1,791,924
42,719     Kellogg Co.                                         2,245,311
150,197    Kraft Foods, Inc.                                   4,657,609
24,752     The J.M. Smucker Co.                                1,252,699
25,528     William Wrigley Jr. Co.                             1,604,180
                                                             $25,661,941
           Soft Drinks - 1.2 %
23,912     Coca-Cola Co.                                     $ 1,455,523
25,187     PepsiCo, Inc.                                       1,818,501
                                                             $ 3,274,024
           Total Food Beverage & Tobacco                     $28,935,965
           Household & Personal Products - 2.9 %
           Household Products - 2.9 %
45,444     Clorox Co.                                        $ 2,573,948
73,480     Colgate-Palmolive Co.                               5,724,827
                                                             $ 8,298,775
           Total Household & Personal Products               $ 8,298,775
           Pharmaceuticals & Biotechnology - 6.2 %
           Pharmaceuticals - 6.2 %
73,392     Abbott Laboratories                               $ 4,047,569
57,168     Eli Lilly & Co.                                     2,949,297
146,137    Merck & Co., Inc.                                   5,545,899
239,514    Pfizer, Inc.                                        5,013,028
                                                             $17,555,793
           Total Pharmaceuticals & Biotechnology             $17,555,793
           Banks - 7.7 %
           Diversified Banks - 3.8 %
172,494    U.S. Bancorp                                      $ 5,581,906
88,356     Wachovia Corp.                                      2,385,612
96,861     Wells Fargo  & Co.                                  2,818,655
                                                             $10,786,173
           Regional Banks - 3.9 %
185,591    Regions Financial Corp.                           $ 3,665,422
66,231     SunTrust Banks, Inc.                                3,651,977
142,205    Whitney Holding Corp.                               3,525,262
                                                             $10,842,661
           Total Banks                                       $21,628,834
           Diversified Financials - 2.0 %
           Asset Management & Custody Banks - 1.0 %
24,161     Northern Trust Corp.                              $ 1,605,982
23,708     T. Rowe Price Associates, Inc.                      1,185,400
                                                             $ 2,791,382
           Other Diversified Finance Services - 1.0 %
72,200     Bank of America Corp.                             $ 2,737,102
           Total Diversified Financials                      $ 5,528,484
           Insurance - 5.0 %
           Life & Health Insurance - 1.6 %
83,923     Lincoln National Corp.                            $ 4,363,996
           Property & Casualty Insurance - 3.4 %
98,568     Chubb Corp.                                       $ 4,877,145
82,248     SAFECO Corp.                                        3,609,042
24,000     The Travelers Companies, Inc.                       1,148,400
                                                             $ 9,634,587
           Total Insurance                                   $13,998,583
           Real Estate - 5.2 %
           Diversified Real Estate Investment Trust - 0.9 %
83,538     Liberty Property Trust                            $ 2,598,867
           Residential Real Estate Investment Trust - 1.2 %
80,294     Equity Residential Property Trust                 $ 3,331,398
           Retail Real Estate Investment Trust - 2.1 %
72,446     Developers Diversifies Realty Corp.               $ 3,034,038
70,769     Kimco Realty Corp.                                  2,772,022
                                                             $ 5,806,060
           Specialized Real Estate Investment Trust - 1.0 %
73,353     Plum Creek Timber Co., Inc.                       $ 2,985,467
           Total Real Estate                                 $14,721,792
           Software & Services - 0.4 %
           Systems Software - 0.4 %
35,801     Microsoft Corp.                                   $ 1,016,032
           Total Software & Services                         $ 1,016,032
           Semiconductors - 2.2 %
           Semiconductor Equipment - 0.8 %
119,016    Applied Materials, Inc.                           $ 2,322,002
           Semiconductors - 1.4 %
120,274    Microchip Technology, Inc.                        $ 3,936,568
           Total Semiconductors                              $ 6,258,570
           Telecommunication Services - 4.9 %
           Integrated Telecommunication Services - 4.9 %
128,950    AT&T Corp.                                        $ 4,938,785
235,365    Citizens Communications Co. (Class B)               2,468,979
24,055     Embarq Corp.                                          964,606
81,366     Verizon Communications, Inc.                        2,965,791
209,536    Windstream Corp.                                    2,503,955
                                                             $13,842,116
           Total Telecommunication Services                  $13,842,116
           Utilities - 13.6 %
           Electric Utilities - 3.0 %
182,834    Duke Energy Corp.                                 $ 3,263,587
46,357     Edison International                                2,272,420
86,059     Southern Co.                                        3,064,561
                                                             $ 8,600,568
           Gas Utilities - 6.5 %
77,618     AGL Resources, Inc.                               $ 2,663,850
110,022    Equitable Resources, Inc.                           6,480,296
163,486    Questar Corp.                                       9,246,768
                                                             $18,390,914
           Multi-Utilities - 4.1 %
124,553    NSTAR                                             $ 3,790,148
125,315    PG&E Corp.                                          4,614,098
75,200     Public Service Enterprise Group, Inc.               3,022,288
                                                             $11,426,534
           Total Utilities                                   $38,418,016
           TOTAL COMMON STOCKS
           (Cost  $241,794,485)                              $278,715,303
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 0.7 %
           Repurchase Agreement - 0.7 %
1,055,000  Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $1,055,000 plus accrued interest on 4/1/08 collateralized by the following:
               $388,139 Federal National Mortgage Association, 5.5 - 6.5%,
                    2/1/23 - 1/1/48
            $788,787 Federal National Mortgage Association (ARM), 4.44 -
                    7.029 %,
                    1/1/34 - 9/1/37
               $130,695 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
                    12/1/34 - 6/1/35
               $78,888 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 $ 1,055,000


1,055,000  J.P. Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $1,055,000 plus accrued interest on 4/1/08 collateralized by $1,361,847 Federal National Mortgage Association, 5.0-10.0%,
           10/1/14-3/1/38                                      1,055,000
                                                             $ 2,110,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $2,110,000)                                $ 2,110,000
           TOTAL INVESTMENT IN SECURITIES - 99.8%
           (Cost  $243,948,301)(a)                           $280,825,303
           OTHER ASSETS AND LIABILITIES - 0.02%              $   681,546
           TOTAL NET ASSETS - 100.0%                         $281,506,849

*          Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $243,904,485 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost     $ 52,839,234

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value      (15,960,702)

           Net unrealized gain                                 $  36,878,532

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:


Valuation Inputs                               Investments    Other Financial
                                                  in securities  Instruments
Level 1 - Quoted Prices                            278,715,303          0
Level 2 - Other Significant Observable Inputs      2,110,000 		0
Level 3 - Significant Unobservable Inputs          0         		0
Total                                              280,825,303          0


        Pioneer Fund VCT Portfolio
        SCHEDULE OF INVESTMENTS 3/31/08 (unaudited)

Shares                                                       Value

        COMMON STOCKS - 99.3 %
        Energy - 7.8 %
        Integrated Oil & Gas - 4.8 %
170,753 Chevron Corp.                                    $ 14,575,476
86,057  Exxon Mobil Corp.                                   7,278,701
                                                         $ 21,854,177
        Oil & Gas Equipment & Services - 1.0 %
61,825  Weatherford International, Inc. *                $  4,480,458
        Oil & Gas Exploration & Production - 2.0 %
76,616  Apache Corp.                                     $  9,256,745
        Total Energy                                     $ 35,591,380
        Materials - 8.4 %
        Aluminum - 1.5 %
190,336 Alcoa, Inc.                                      $  6,863,516
        Diversified Chemical - 1.4 %
84,936  Dow Chemical Co.                                 $  3,129,892
72,525  E.I. du Pont de Nemours and Co.                     3,391,269
                                                         $  6,521,161
        Diversified Metals & Mining - 4.0 %
30,457  Freeport-McMoRan Copper & Gold, Inc. (Class B)   $  2,930,573
110,278 Rio Tinto Plc                                      11,442,444
38,144  Teck Cominco, Ltd. (Class B)                        1,562,378
31,517  Xstrata Plc.                                        2,204,091
                                                         $ 18,139,486
        Industrial Gases - 1.0 %
33,009  Air Products & Chemicals, Inc.                   $  3,036,828
20,182  Praxair, Inc.                                       1,699,930
                                                         $  4,736,758
        Specialty Chemicals - 0.5 %
51,041  Ecolab, Inc.                                     $  2,216,711
        Total Materials                                  $ 38,477,632
        Capital Goods - 11.7 %
        Aerospace & Defense - 3.2 %
85,711  General Dynamics Corp.                           $  7,145,726
111,280 United Technologies Corp.                           7,658,290
                                                         $ 14,804,016
        Construction & Farm Machinery & Heavy Trucks - 5.1 %
73,750  Caterpillar, Inc.                                $  5,773,888
107,282 Deere & Co.                                         8,629,764
204,491 PACCAR, Inc.                                        9,202,095
                                                         $ 23,605,747
        Electrical Component & Equipment - 1.3 %
75,120  Emerson Electric Co.                             $  3,865,675
36,773  Rockwell International Corp.                        2,111,506
                                                         $  5,977,181
        Industrial Conglomerates - 1.7 %
46,536  3M Co.                                           $  3,683,324
105,749 General Electric Co.                                3,913,770
                                                         $  7,597,094
        Industrial Machinery - 0.4 %
24,463  Parker Hannifin Corp.                            $  1,694,552
        Total Capital Goods                              $ 53,678,590
        Transportation - 4.2 %
        Railroads - 4.2 %
49,224  Burlington Northern, Inc.                        $  4,539,437
78,761  Canadian National Railway Co.                       3,805,732
204,227 Norfolk Southern Corp.                             11,093,611
                                                         $ 19,438,780
        Total Transportation                             $ 19,438,780
        Automobiles & Components - 2.5 %
        Auto Parts & Equipment - 2.0 %
264,974 Johnson Controls, Inc.                           $  8,956,121
        Automobile Manufacturers - 0.5 %
420,499 Ford Motor Corp. *                               $  2,405,254
        Total Automobiles & Components                   $ 11,361,375
        Consumer Durables & Apparel - 0.6 %
        Apparel, Accessories & Luxury Goods - 0.6 %
83,841  Coach, Inc. *                                    $  2,527,806
        Total Consumer Durables & Apparel                $  2,527,806
        Media - 4.6 %
        Movies & Entertainment - 0.5 %
70,066  The Walt Disney Co.                              $  2,198,671
        Publishing - 4.1 %
235,847 Elsevier NV                                      $  4,494,209
63,908  Gannett Co.                                         1,856,527
122,298 John Wiley & Sons, Inc.                             4,855,231
211,424 McGraw-Hill Co., Inc.                               7,812,117
                                                         $ 19,018,084
        Total Media                                      $ 21,216,755
        Retailing - 4.2 %
        Department Stores - 1.5 %
94,382  J.C. Penney Co., Inc.                            $  3,559,145
107,167 Nordstrom, Inc.                                     3,493,644
                                                         $  7,052,789
        General Merchandise Stores - 1.7 %
150,168 Target Corp.                                     $  7,610,514
        Home Improvement Retail - 0.7 %
141,071 Lowe's Companies, Inc.                           $  3,236,169
        Specialty Stores - 0.3 %
68,822  Staples, Inc.                                    $  1,521,654
        Total Retailing                                  $ 19,421,126
        Food & Drug Retailing - 3.0 %
        Drug Retail - 2.3 %
75,195  CVS Caremark Corp.                               $  3,046,149
196,092 Walgreen Co.                                        7,469,144
                                                         $ 10,515,293
        Food Distributors - 0.7 %
115,908 Sysco Corp.                                      $  3,363,650
        Total Food & Drug Retailing                      $ 13,878,943
        Food Beverage & Tobacco - 8.1 %
        Packaged Foods & Meats - 5.5 %
118,511 Campbell Soup Co.                                $  4,023,448
63,446  General Mills, Inc.                                 3,799,146
102,085 H.J. Heinz Co., Inc.                                4,794,932
125,911 Hershey Foods Corp.                                 4,743,067
43,527  Kellogg Co.                                         2,287,779
168,886 Kraft Foods, Inc.                                   5,237,155
                                                         $ 24,885,527
        Soft Drinks - 2.6 %
63,072  Coca-Cola Co.                                    $  3,839,193
112,716 PepsiCo, Inc.                                       8,138,095
                                                         $ 11,977,288
        Total Food Beverage & Tobacco                    $ 36,862,815
        Household & Personal Products - 2.2 %
        Household Products - 1.8 %
14,539  Clorox Co.                                       $    823,489
96,633  Colgate-Palmolive Co.                               7,528,677
                                                         $  8,352,166
        Personal Products - 0.4 %
38,882  Estee Lauder Co.                                 $  1,782,740
        Total Household & Personal Products              $ 10,134,906
        Health Care Equipment & Services - 6.1 %
        Health Care Equipment - 6.1 %
104,413 Becton, Dickinson & Co.                          $  8,963,856
63,570  C. R. Bard, Inc.                                    6,128,148
74,767  Medtronic, Inc.                                     3,616,480
103,625 St. Jude Medical, Inc. *                            4,475,564
58,161  Zimmer Holdings, Inc. *                             4,528,415
                                                         $ 27,712,463
        Total Health Care Equipment & Services           $ 27,712,463
        Pharmaceuticals & Biotechnology - 6.7 %
        Pharmaceuticals - 6.7 %
102,339 Abbott Laboratories                              $  5,643,996
72,506  Barr Pharmaceuticals *                              3,502,765
78,140  Eli Lilly & Co.                                     4,031,243
67,524  Merck & Co., Inc.                                   2,562,536
188,842 Pfizer, Inc.                                        3,952,463
50,988  Roche Holdings AG (A.D.R.)                          4,797,920
264,050 Schering-Plough Corp.                               3,804,961
49,333  Teva Pharmaceutical Industries, Ltd.                2,278,691
                                                         $ 30,574,575
        Total Pharmaceuticals & Biotechnology            $ 30,574,575
        Banks - 4.5 %
        Diversified Banks - 2.7 %
28,503  Banco Bilbao Vizcaya  (A.D.R.)                   $    626,781
164,985 U.S. Bancorp                                        5,338,915
54,602  Wachovia Corp.                                      1,474,254
165,793 Wells Fargo  & Co.                                  4,824,576
                                                         $ 12,264,526
        Regional Banks - 1.8 %
136,129 National City Corp.                              $  1,354,484
75,645  SunTrust Banks, Inc.                                4,171,065
63,474  Zions Bancorporation                                2,891,241
                                                         $  8,416,790
        Total Banks                                      $ 20,681,316
        Diversified Financials - 2.1 %
        Asset Management & Custody Banks - 1.1 %
72,488  T. Rowe Price Associates, Inc.                   $  3,624,400
31,400  The Bank of New York Mellon Corp.                   1,310,322
                                                         $  4,934,722
        Consumer Finance - 0.7 %
74,992  American Express Co.                             $  3,278,650
        Diversified Financial Services - 0.3 %
32,000  J.P. Morgan Chase & Co.                          $  1,374,400
        Total Diversified Financials                     $  9,587,772
        Insurance - 3.9 %
        Life & Health Insurance - 0.9 %
71,740  MetLife, Inc.                                    $  4,323,052
        Multi-Line Insurance - 0.8 %
46,753  Hartford Financial Services Group, Inc.          $  3,542,475
        Property & Casualty Insurance - 2.2 %
155,405 Chubb Corp.                                      $  7,689,439
50,503  SAFECO Corp.                                        2,216,072
                                                         $  9,905,511
        Total Insurance                                  $ 17,771,038
        Software & Services - 3.2 %
        Application Software - 0.7 %
85,876  Adobe Systems, Inc. *                            $  3,056,327
        Data Processing & Outsourced Services - 1.5 %
77,247  Automatic Data Processing, Inc.                  $  3,274,500
36,882  DST Systems, Inc. *                                 2,424,623
30,317  Fiserv, Inc. *                                      1,457,945
                                                         $  7,157,068
        Systems Software - 1.0 %
156,410 Microsoft Corp.                                  $  4,438,916
        Total Software & Services                        $ 14,652,311
        Technology Hardware & Equipment - 8.3 %
        Communications Equipment - 3.5 %
135,603 Cisco Systems, Inc. *                            $  3,266,676
67,439  Corning, Inc.                                       1,621,234
287,010 Motorola, Inc.                                      2,669,193
275,386 Nokia Corp. (A.D.R. )                               8,765,536
                                                         $ 16,322,639
        Computer Hardware - 3.2 %
159,276 Dell, Inc. *                                     $  3,172,778
190,489 Hewlett-Packard Co.                                 8,697,728
185,943 Sun Microsystems, Inc. *                            2,887,695
                                                         $ 14,758,201
        Computer Storage & Peripherals - 0.3 %
86,846  EMC Corp. *                                      $  1,245,372
        Office Electronics - 1.3 %
125,412 Canon, Inc. (A.D.R.)                             $  5,815,354
        Total Technology Hardware & Equipment            $ 38,141,566
        Semiconductors - 3.2 %
        Semiconductor Equipment - 0.7 %
165,116 Applied Materials, Inc.                          $  3,221,413
        Semiconductors - 2.5 %
257,098 Intel Corp.                                      $  5,445,336
210,485 Texas Instruments, Inc.                             5,950,411
                                                         $ 11,395,747
        Total Semiconductors                             $ 14,617,160
        Telecommunication Services - 3.0 %
        Integrated Telecommunication Services - 3.0 %
270,546 AT&T Corp.                                       $ 10,361,912
71,641  Verizon Communications, Inc.                        2,611,314
59,387  Windstream Corp.                                      709,675
                                                         $ 13,682,901
        Total Telecommunication Services                 $ 13,682,901
        Utilities - 1.0 %
        Electric Utilities - 0.6 %
78,068  Southern Co.                                     $  2,780,001
        Multi-Utilities - 0.4 %
50,000  Public Service Enterprise Group, Inc.            $  2,009,500
        Total Utilities                                  $  4,789,501
        TOTAL COMMON STOCKS
        (Cost  $366,638,517)                             $454,800,711

        TEMPORARY CASH INVESTMENTS - 0.2 %
        Repurchase Agreement - 0.2 %
935,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $935,000 plus accrued interest on 4/1/08 collateralized by the following:
            $343,991 Federal National Mortgage Association, 5.5 - 6.5%,
                  2/1/23 - 1/1/48
            $699,067 Federal National Mortgage Association (ARM),
                 4.44 - 7.029 %, 1/1/34 - 9/1/37
            $115,830 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
                  12/1/34 - 6/1/35
            $69,915 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23$    935,000
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $935,000)                                 $    935,000
        TOTAL INVESTMENT IN SECURITIES - 99.5%
        (Cost  $359,268,524)(a)                          $455,735,711
        OTHER ASSETS AND LIABILITIES - 0.5%              $  2,140,039
        TOTAL NET ASSETS - 100.0%                        $457,875,750

(A.D.R.)American Depositary Receipt

*       Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $359,268,524 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost    $112,750,269

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value    $ (16,281,735)

        Net unrealized gain                                $ 96,468,534

        FAS 157 Footnote Disclosures

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
            31, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments   Other Financial
					    In Securities   Instruments
Level 1 - Quoted Prices                          454,800,711     0
Level 2 - Other Significant Observable Inputs        935,000     0
Level 3 - Significant Unobservable Inputs             0          0
Total                                            455,735,711     0

                    Pioneer Global High Yield VCT Portfolio
                 Schedule of Investments  3/31/08 (unaudited)

        Floating
Shares  Rate (b)                                                      Value
              CONVERTIBLE CORPORATE BONDS - 0.8 %
              Capital Goods - 0.1 %
              Trading Companies & Distributors - 0.1 %
15,000        Wesco Distribution, Inc., 1.75%, 11/15/26          $    12,431
              Total Capital Goods                                $    12,431
              Pharmaceuticals & Biotechnology - 0.2 %
              Pharmaceuticals - 0.2 %
30,000        Pharm Resources, 2.875%, 9/30/10                   $    26,363
              Total Pharmaceuticals & Biotechnology              $    26,363
              Real Estate - 0.4 %
              Retail Real Estate Investment Trusts - 0.4 %
75,000        General Growth Properties, 3.98%, 4/15/27 (144A)   $    59,250
              Total Real Estate                                  $    59,250
              Software & Services - 0.2 %
              Systems Software - 0.2 %
30,000        Macrovision Corp., 2.625%, 8/15/11 (144A)          $    25,538
              Total Software & Services                          $    25,538
              TOTAL CONVERTIBLE CORPORATE BONDS                  $   123,582
              (Cost  $143,476)

              PREFERRED STOCKS - 0.8 %
              Insurance - 0.8 %
              Life & Health Insurance - 0.8 %
6,000         Delphi Financial Group, 7.376%, 5/15/37            $   113,063
              Total Insurance                                    $   113,063
              TOTAL PREFERRED STOCKS                             $   113,063
              (Cost  $149,754)

              RIGHTS/WARRANTS - 0.2 %
              Energy - 0.2 %
              Oil & Gas Drilling - 0.2 %
100,000       Norse Energy Corp ASA *                            $    26,486
              Oil & Gas Exploration & Production - 0.2 %
4,706         Biofuel Energy ASA *                               $         0
              Total Energy                                       $    26,486
              Materials - 0.0 %
              Forest Products - 0.0 %
5             Mandra Forestry-CW13, Expires 5/15/13 *            $       600
              Total Materials                                    $       600
              Real Estate - 0.0 %
              Real Estate Management & Development - 0.0 %
70,000        Neo-China Group Holdings, Ltd., Warrant -CW-12 *   $     2,698
              Total Real Estate                                  $     2,698
              TOTAL RIGHTS/WARRANTS                              $    29,784
              (Cost  $12,064)

              ASSET BACKED SECURITIES - 2.9 %
              Transportation - 0.2 %
              Airlines - 0.2 %
6,180         American Airlines, Inc., 7.379%, 5/23/16           $     5,269
21,521        Continental Airlines, Inc., 8.499%, 5/1/11              20,445
                                                                 $    25,714
              Total Transportation                               $    25,714
              Consumer Services - 0.6 %
              Restaurants - 0.6 %
100,000       Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (1$    87,000
              Total Consumer Services                            $    87,000
              Banks - 1.2 %
              Thrifts & Mortgage Finance - 1.2 %
200,000 6.16  Taganka Car Loan Finance Plc, Floating Rate Note, 1$   185,000
              Total Banks                                        $   185,000
              Utilities - 0.9 %
              Electric Utilities - 0.9 %
95,443        Ormat Funding Corp., 8.25%, 12/30/20               $    95,920
41,594  7.00  Tenaska Alabama, 7.0%, 6/30/21 (144A)                   38,795
                                                                 $   134,715
              Total Utilities                                    $   134,715
              TOTAL ASSET BACKED SECURITIES                      $   432,429
              (Cost  $466,663)

              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2 %
              Materials - 0.4 %
              Forest Products - 0.4 %
65,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)         $    58,045
              Total Materials                                    $    58,045
              Telecommunication Services - 0.8 %
              Integrated Telecommunication Services - 0.8 %
100,000       Global Tower Partners Acquisition, 7.87%, 5/15/37  $    81,416
40,000        SBA CMBS Trust, 7.825%, 11/15/36                        36,028
                                                                 $   117,444
              Total Telecommunication Services                   $   117,444
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          $   175,489
              (Cost  $205,529)

              CORPORATE BONDS - 84.2 %
              Energy - 13.5 %
              Coal & Consumable Fuels - 1.6 %
150,000       Massey Energy Co., 6.875%, 12/15/13                $   145,125
65,000        New World Resources BV, 7.375%, 5/15/15 (144A)          85,821
                                                                 $   230,946
              Oil & Gas Drilling - 1.2 %
89,201        DDI Holding AS, 9.3%, 1/19/12 (144A)               $    88,309
100,000       Norse Energy ASA, 6.5%, 7/14/11 (144A)                  80,000
                                                                 $   168,309
              Oil & Gas Equipment & Services - 1.3 %
25,000        Bristow Group, Inc., 7.5%, 9/15/17                 $    25,125
75,000        Complete Production Service, 8.0%, 12/15/16             72,000
500,000 10.94 Sevan Drilling, Floating Rate Note, 12/7/12             96,135
                                                                 $   193,260
              Oil & Gas Exploration & Production - 4.3 %
10,000        Baytex Energy, Ltd., 9.625%, 7/15/10               $    10,100
35,000        Harvest Operations Corp., 7.875%, 10/15/11              32,025
50,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)                   46,875
50,000        Mariner Energy, Inc., 7.5%, 4/15/13 (144A)              48,000
500,000       PA Resources AB, 8.75%, 3/10/10                         93,192
100,000       Parallel Petroleum Corp., 10.25%, 8/1/14                95,750
500,000       Petromena AS, 9.75%, 5/24/12 (144A)                     94,173
100,000       Pioneer NAT Resource, 10.0%, 6/1/13                     70,000
60,000        Quicksilver Resources, Inc., 7.125%, 4/1/16             57,900
60,000        Range Resources Corp., 7.5%, 5/15/16                    61,500
25,000        Stone Energy Corp., 6.75%, 12/15/14                     22,750
                                                                 $   632,265
              Oil & Gas Refining & Marketing - 2.9 %
110,000       Aventine Renewable Energy, 10.0%, 4/1/17           $    70,950
100,000       Biofuel Energy, 19.0%, 6/7/12                           94,000
205,000       Petroplus Finance, Ltd., 6.75%, 5/1/14 (144A)          187,063
105,000       Verasun Energy Corp., 9.375%, 6/1/17 (144A)             71,925
                                                                 $   423,938
              Oil & Gas Storage & Transporation - 2.2 %
100,000       Blt Finance BV, 7.5%, 5/15/14 (144A)               $    63,000
70,000        Copano Energy LLC, 8.125%, 3/1/16                       72,450
60,000        Enterprise Products, Floating Rate Note, 8/1/66         58,402
60,000  7.00  Teppco Partners LP, Floating Rate Note, 6/1/67          51,411
105,000       Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)        84,000
                                                                 $   329,263
              Total Energy                                       $ 1,977,981
              Materials - 12.0 %
              Aluminum - 1.7 %
100,000       Aleris International, Inc., 9.0%, 12/15/14         $    73,000
100,000       CII Carbon LLC, 11.125%, 11/15/15                       89,000
61,000        Indalex Holding, 11.5%, 2/1/14                          49,715
50,000  10.49 Norandea Aluminium Holdings, Floating Rate Note, 11     36,750
                                                                 $   248,465
              Commodity Chemicals - 1.7 %
49,000        Georgia Gulf Corp., 10.75%, 10/15/16               $    33,075
100,000       Georgia Gulf Corp., 9.5%, 10/15/14                      77,250
100,000       Hexion US Fin/Nova Scot, 9.75%, 11/15/14               107,250
40,000  7.86  Nova Chemicals Corp., Floating Rate Note, 11/15/13      33,500
                                                                 $   251,075
              Construction Materials - 1.2 %
20,000        AGY Holding Corp., 11.0%, 11/15/14 (144A)          $    18,000
110,000       C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49    101,651
70,000        U.S. Concrete, Inc., 8.375%, 4/1/14                     54,950
                                                                 $   174,601
              Diversified Chemical - 1.6 %
100,000       Basell Finance Co., 8.1%, 3/15/27 (144A)           $    66,500
100,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)       114,365
50,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)                    57,577
                                                                 $   238,442
              Diversified Metals & Mining - 0.9 %
10,000        American Rock Salt Co., LLC, 9.5%, 3/15/14         $    10,250
25,000        Freeport-McMoran Copper & Gold, 8.375%, 4/1/17          26,531
65,000  8.74  Noranda Aluminium Acquis, 0.0%, 5/15/15 (144A)          51,025
65,000        Pna Intermed Holding Corp., Floating Rate Note, 2/1     50,538
                                                                 $   138,344
              Forest Products - 0.4 %
30,000        Ainsworth Lumber, 6.75%, 3/15/2014                 $    17,400
30,000        Mandra Forestry, 12.0%, 5/15/13 (144A)                  29,100
25,000        Sino Forest Corp., 9.125%, 8/17/11 REGS                 24,000
                                                                 $    70,500
              Metal & Glass Containers - 0.4 %
50,000        Consol Glass, Ltd., 7.625%, 4/15/14 (144A)         $    57,577
              Paper Packaging - 2.7 %
100,000       AEP Industries, Inc., 7.875%, 3/15/13              $    91,000
160,000       Exopack Holding Corp., 11.25%, 2/1/14                  146,400
65,000        Graham Packaging Co., 9.875%, 10/15/14                  54,600
100,000       Graphic Packaging Co., 9.5%, 8/15/13                    96,000
                                                                 $   388,000
              Steel - 1.3 %
75,000        Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   $    66,000
100,000       Bulgaria Steel Finance, 12.0%, 5/4/13                   97,802
25,000        Ryerson, Inc., 12.0%, 11/1/15 (144A)                    23,625
                                                                 $   187,427
              Total Materials                                    $ 1,754,431
              Capital Goods - 6.4 %
              Construction & Engineering - 1.1 %
30,000        CIA Latino Americano, 9.75%, 5/10/12               $    25,200
45,000        Dycom Industries, 8.125%, 10/15/15                      42,300
105,000       Industrias Metalurgicas Pescar, 11.25%, 10/22/14        95,813
                                                                 $   163,313
              Construction, Farm Machinery & Heavy Trucks - 2.3 %
120,000       Accuride Corp., 8.5%, 2/1/15                       $    97,800
55,000        Allison Transmission, 11.0%, 11/1/15 (144A)             47,850
25,000        Allison Transmission, 11.25%, 11/1/15 (144A)            21,000
70,000        Stanadyne Corp., 10.0%, 8/15/14                         63,700
105,000       Titan Wheel Intl, Inc., 8.0%, 1/15/12                  102,900
                                                                 $   333,250
              Electrical Component & Equipment - 1.1 %
175,000       Caiua Serv Electricidad, 11.125%, 4/2/49 (144A)    $   158,375
              Heavy Electrical Equipment - 0.9 %
60,000        Altra Industrial Motion, 9.0%, 12/1/11             $    56,625
85,000        Altra Industrial Motion, 9.0%, 12/1/11 (144A)           80,219
                                                                 $   136,844
              Industrial Conglomerates - 0.4 %
75,000        Industrias Unidas, 11.5%, 11/15/16 (144A)          $    53,625
              Industrial Machinery - 0.5 %
80,000        Mueller Water Products, 7.375%, 6/1/17             $    69,000
              Trading Companies & Distributors - 0.1 %
25,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)         $    24,428
              Total Capital Goods                                $   938,835
              Commercial Services & Supplies - 1.7 %
              Diversified Commercial Services - 1.6 %
200,000       NCO Group, Inc., 11.875%, 11/15/14                 $   154,000
70,000  7.94  NCO Group, Inc., Floating Rate Note, 11/15/13           56,700
30,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14            23,700
                                                                 $   234,400
              Environmental & Facilities Services - 0.1 %
13,000        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $    13,910
              Total Commercial Services & Supplies               $   248,310
              Transportation - 1.0 %
              Logistics - 0.7 %
110,000       Ceva Group Plc, 10.0%, 9/1/14 (144A)               $   106,425
              Railroads - 0.3 %
45,000        TFM SA De CV, 9.375%, 5/1/12                       $    46,463
              Total Transportation                               $   152,888
              Automobiles & Components - 1.0 %
              Auto Parts & Equipment - 0.8 %
45,000        Cooper Standard Auto, 8.375%, 12/15/14             $    34,088
100,000       Lear Corp., 8.75%, 12/1/16                              85,375
                                                                 $   119,463
              Automobile Manufacturers - 0.2 %
25,000        General Motors, 7.25%, 7/3/13                      $    31,155
              Total Automobiles & Components                     $   150,618
              Consumer Durables & Apparel - 1.3 %
              Homebuilding - 0.7 %
105,000       Desarrollos Metropolitan, 10.875%, 5/9/17 (144A)        65,636
50,000        Meritage Homes Corp., 6.25%, 3/15/15                    37,500
                                                                 $   103,136
              Housewares & Specialties - 0.5 %
100,000       Yankee Acquisition Corp., 9.75%, 2/15/17           $    79,500
              Total Consumer Durables & Apparel                  $   182,636
              Consumer Services - 1.8 %
              Casinos & Gaming - 1.8 %
100,000       Codere Finance SA, 8.25%, 6/15/15 (144A)           $   127,774
100,000       Fontainebleau Las Vegas, 10.25%, 6/15/15 (144A)         70,500
65,000        Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144     65,488
                                                                 $   263,762
              Total Consumer Services                            $   263,762
              Media - 1.8 %
              Broadcasting & Cable Television - 1.3 %
50,000        CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10          $    45,375
75,000        Kabel Deutschland GMBH, 10.625%, 7/1/14                 73,594
120,000       Univision Communications, 9.75%, 3/15/15 PIK (144A)     72,600
                                                                 $   191,569
              Publishing - 0.5 %
93,770        AAC Group Holding Corp., 12.75%, 10/1/12 PIK       $    73,609
              Total Media                                        $   265,178
              Retailing - 1.9 %
              Distributors - 0.7 %
10,000  7.32  Builders Firstsource, Inc., Floating Rate Note, 2/1$     7,000
60,000        Intcomex, Inc., 11.75%, 1/15/11                    $    58,650
35,000        Kar Holdings, Inc., 10.0%, 5/1/15 (144A)                30,275
                                                                 $    95,925
              General Merchandise Stores - 0.7 %
75,000        Central Garden, 9.125%, 2/1/13                     $    60,563
50,000  10.11 EDCON Holdings Prop Ltd., Floating Rate Note, 6/15/1    35,493
                                                                 $    96,056
              Specialty Stores - 0.7 %
100,000       Sally Holdings LLC, 10.5%, 11/15/16                $    92,500
              Total Retailing                                    $   284,481
              Food, Beverage & Tobacco - 2.3 %
              Distillers & Vintners - 0.5 %
3,554         Belvedere, 0.0%, 4/11/14                           $     4,835
46,200        Belvedere, 7.692%, 4/11/14                              61,036
                                                                 $    65,871
              Packaged Foods & Meats - 0.7 %
30,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)               $    30,525
75,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)         71,625
                                                                 $   102,150
              Tobacco - 1.1 %
50,000        Alliance One International, Inc., 8.5%, 5/15/12    $    47,000
110,000       Alliance One International, Inc., 10.375%, 10/15/17    114,125
                                                                 $   161,125
              Total Food, Beverage & Tobacco                     $   329,146
              Health Care Equipment & Services - 4.6 %
              Health Care Equipment - 1.0 %
50,000        Accellent, Inc., 10.5%, 12/1/13                    $    40,000
100,000       Angiotech Pharmaceutical, 7.75%, 4/1/14                 62,250
50,000        Universal Hospital Services, 8.5%, 6/1/15               50,000
                                                                 $   152,250
              Health Care Facilities - 1.6 %
35,000        Hanger Orthopedic Group., 10.25%, 6/1/14           $    35,175
50,000        HCA, Inc., 9.625%, 11/15/16                             51,875
200,000       Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PI    154,000
                                                                 $   241,050
              Health Care Services - 0.7 %
100,000       AMR Holdco/Emcar Holdco, 10.0%, 2/15/15            $   106,250

              Health Care Supplies - 0.6 %
20,000        Bausch & Lomb, Inc., 9.875%, 11/1/15 (144A)        $    20,350
20,000  11.76 Medical Services Co., Floating Rate Note, 10/15/11      17,900
50,000        Pts Acquistion, 9.75%, 4/15/17                          54,422
                                                                 $    92,672
              Managed Health Care - 0.6 %
90,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)           $    82,350
              Total Health Care Equipment & Services             $   674,572
              Pharmaceuticals & Biotechnology - 0.9 %
              Pharmaceuticals - 0.9 %
70,000        Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)   $    66,150
75,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)        70,875
                                                                 $   137,025
              Total Pharmaceuticals & Biotechnology              $   137,025
              Banks - 6.5 %
              Diversified Banks - 6.5 %
150,000       ALB Finance BV, 9.375%, 12/31/49                   $   102,000
250,000 4.80  Alfa Div Pyment Rights Fin, Floating Rate Note, 3/1    230,850
75,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)                     76,500
100,000       Banco Macro SA, 8.5%, 2/1/17                            86,000
100,000       Centercredit International, 8.625%, 1/30/14 (144A)      86,580
50,000        Sibacademfinance Plc, 7.0%, 5/21/10                     70,985
50,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)              49,361
100,000       TNK-BP Finance SA, 6.625%, 3/20/17 (144A)               86,500
100,000       TNK-BP Finance SA, 7.875%, 3/13/18 (144A)               92,375
80,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)              66,096
                                                                 $   947,247
              Total Banks                                        $   947,247
              Diversified Financials - 2.1 %
              Consumer Finance - 1.2 %
100,000       Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)     $    81,500
100,000       Hipotecaria Su Casita SA, 8.5%, 10/4/16 (144A)          94,000
                                                                 $   175,500
              Multi-Sector Holding - 0.9 %
125,000       Leucadia National, 8.125%, 9/15/15                 $   125,625
              Total Diversified Financials                       $   301,125
              Insurance - 2.8 %
              Insurance Brokers - 0.9 %
150,000       Hub International Holdings, 10.25%, 6/15/15 (144A) $   109,500
25,000        USI Holdings Corp., 9.75%, 5/15/15 (144A)               18,063
                                                                 $   127,563
              Life & Health Insurance - 0.9 %
135,000       Presidential Life Corp., 7.875%, 2/15/09           $   134,831
              Multi-Line Insurance - 1.0 %
100,000 7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)         $    89,415
61,981        Sul America Partecipacoe, 8.625%, 2/15/12 (144A)        64,461
                                                                 $   153,876
              Total Insurance                                    $   416,270
              Real Estate - 3.6 %
              Real Estate Management & Development - 2.5 %
70,000        Alto Palermo SA, 7.875%, 5/11/17 (144A)            $    55,160
135,000 10.64 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)    114,872
100,000       Greentown China Holds, 9.0%, 11/8/13 (144A)             61,000
90,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A)                  73,800
100,000       Neo-China Group Holdings, 9.75%, 7/23/14                63,000
                                                                 $   367,832
              Real Estate Investment Trusts - 1.1 %
140,000       Trustreet Properties, Inc., 7.5%, 4/1/15           $   152,435
              Total Real Estate                                  $   520,267
              Software & Services - 3.9 %
              Application Software - 0.3 %
50,000        Open Solutions, Inc., 9.75%, 2/15/15 (144A)        $    38,750
              Data Processing & Outsourced Services - 1.5 %
260,000       First Data Corp., 9.875%, 9/24/15 (144A)           $   213,850
              IT Consulting & Other Services - 0.6 %
120           Msx International, 12.5%, 4/1/12 (144A)            $    96,000
              Systems Software - 1.5 %
200,000       PGS Solutions, Inc., 9.872%, 2/15/17 (144A)        $   178,000
60,000        Vangent, Inc. 9.625%, 2/15/15                           48,150
                                                                 $   226,150
              Total Software & Services                          $   574,750
              Technology Hardware & Equipment - 2.0 %
              Communications Equipment - 0.5 %
85,000        Mastec, Inc., 7.625%, 2/1/17                       $    73,950
              Computer Hardware - 0.9 %
150,000       Activant Solutions, Inc., 9.5%, 5/1/16             $   126,000
              Technology Distributors - 0.6 %
100,000       Da-Lite Screen Co., Inc., 9.5%, 5/15/11            $    91,000
              Total Technology Hardware & Equipment              $   290,950
              Semiconductors - 0.6 %
              Semiconductors - 0.6 %
25,000        Freescale Semiconductor, 8.875%, 12/15/14          $    19,563
50,000        Freescale Semiconductor, 9.125%, 12/15/14 (PIK)         36,500
55,000  6.68  Freescale Semiconductor, Floating Rate Note, 12/15/     37,950
                                                                 $    94,013
              Total Semiconductors                               $    94,013
              Telecommunication Services - 7.5 %
              Integrated Telecommunications Services - 0.6 %
100,000       Paetec Holdings, 9.5%, 7/15/15                     $    92,000
              Wireless Telecommunication Services - 6.9 %
130,000       Broadview Networks Holdings, 11.375%, 9/1/12       $   124,150
165,000       Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                 161,667
45,000        Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                 66,726
120,000 11.05 Cleveland Unlimited, Inc., Floating Rate Note, 12/1    115,200
80,000        Cricket Communications I, 9.375%, 11/1/14               75,800
100,000       Digicel, Ltd., 9.25%, 9/1/12 (144A)                     99,250
110,000       Hughes Network System, 9.5%, 4/15/14                   109,450
50,000        Mobile Telesystems Finance, 8.0%, 1/28/12               50,875
220,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)           206,800
                                                                 $ 1,009,918
              Total Telecommunication Services                   $ 1,101,918
              Utilities - 4.9 %
              Electric Utilities - 1.6 %
90,000        CIA Transporte Energia, 8.875%, 12/15/16 (144A)    $    73,350
100,000       Intergen NV, 9.0%, 6/30/17                             104,500
60,000        Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)        63,450
                                                                 $   241,300
              Gas Utilities - 0.8 %
145,000 7.20  Southern Union Co., 7.2%, 11/1/66                  $   116,000
              Independent Power Producer & Energy Traders - 1.0 %
150,000       TXU Energy Co., 10.25%, 11/1/15                    $   149,438
              Multi-Utilities - 1.4 %
100,000       NSG Holdings LLC, 7.75%, 12/15/25 (144A)           $    97,000
125,000       Power Contract Financing LLC, 0.681%, 2/5/10 (144A)    108,125
                                                                 $   205,125
              Total Utilities                                    $   711,863
              TOTAL CORPORATE BONDS                              $12,318,266
              (Cost  $13,674,159)

              FOREIGN GOVERNMENT BONDS - 1.5 %
35,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10            $    29,797
250,000       Republic of Brazil, 12.5%, 1/5/22                      156,259
70,000,000    Republic of Columbia, 11.75%, 3/1/10                    38,661
                                                                 $   224,717
              TOTAL FOREIGN GOVERNMENT BONDS                     $   224,717
              (Cost  $223,714)

              MUNICIPAL BONDS - 0.4 %
              Government - 0.4 %
              Muni Utilities - 0.4 %
50,000  9.35  San Antonio Texas Electric & Gas, Floating Rate Not$    62,932
              Total Government                                   $    62,932
              TOTAL MUNICIPAL BONDS                              $    62,932
              (Cost  $64,443)

              SENIOR FLOATING RATE LOAN INTERESTS - 4.8 %**
              Energy - 0.7 %
              Oil & Gas Explration & Production - 0.7 %
99,555  6.85  Concho Resources, Term Loan, 3/27/12               $    98,435
              Total Energy                                       $    98,435
              Materials - 0.6 %
              Steel - 0.6 %
99,250  7.71  Niagara Corp., Term Loan, 6/29/14                  $    82,378
              Total Materials                                    $    82,378
              Capital Goods - 0.9 %
              Electrical Component & Equipment - 0.9 %
33,315  7.46  Flextronics Semiconductor, A-1-A Delayed Loan, 10/1$    30,650
116,209 7.39  Flextronics Semiconductor, A Closing Date Loan, 10/    106,912
                                                                 $   137,562
              Total Capital Goods                                $   137,562
              Consumer Durables & Apparel - 0.5 %
              Homebuilding - 0.5 %
250,000 9.50  Landsource, 2nd Lien Term Loan, 2/22/14            $    77,500
              Total Consumer Durables & Apparel                  $    77,500
              Technology Hardware & Equipment - 1.5 %
              Electronic Equipment & Instruments - 1.5 %
203,750 5.63  H3C Holdings, Ltd., Tranche B Term Loan, 9/28/12   $   168,094
49,750  6.96  Scitor Corp., Term Loan, 9/28/14                        48,631
                                                                 $   216,725
              Total Technology Hardware & Equipment              $   216,725
              Telecommunication Services - 0.6 %
              Integrated Telecommunications Services - 0.6 %
7,874   6.16  Telesat Canda, U.S. II Term Loan, 10/24/14         $     7,311
92,126  6.64  Telesat Canda, U.S. II Term Loan, 10/24/14              85,540
                                                                 $    92,851
              Total Telecommunication Services                   $    92,851
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
              (Cost  $945,994)                                   $   705,451
              TOTAL INVESTMENT IN SECURITIES - 96.9 %            $14,185,713
              (Cost  $15,885,796)(a)
              OTHER ASSETS AND LIABILITIES - 3.1 %               $   449,754
              TOTAL NET ASSETS - 100.0 %                         $14,635,467

*             Non-income producing security

PIK           Represents a payment in kind security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31,
              2008, the value of these securities amounted to $6,323,919 or 43.2% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $15,890,718 was as follows:

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost      $204,896

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value    (1,909,901)

              Net unrealized gain                                $(1,705,005)

(b)           Debt obligation with a variable interest rate.
		Rate shown is rate at period end.

              FAS 157 Footnote Disclosures

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of March
                  31, 2008, in valuing the Fund's assets:

Valuation Inputs                                   Investments  Other Financial
						 in securities  Instruments
Level 1 - Quoted Prices                           0		0
Level 2 - Other Significant Observable Inputs     14,185,713    (74,896)
Level 3 - Significant Unobservable Inputs         0		0
Total                                             14,185,713    (74,896)


                  Pioneer Growth Opportunities VCT
            Schedule of Investments  3/31/08 (unaudited)

Shares                                                        Value
          COMMON STOCKS - 95.7 %
          Energy - 7.4 %
          Oil & Gas Drilling - 0.9 %
53,700    Patterson Energy, Inc.                           $ 1,405,866
          Oil & Gas Equipment & Services - 2.2 %
70,700    Global Industries, Ltd. *                        $ 1,137,563
30,500    Superior Energy Services, Inc. *                   1,208,410
34,500    Trico Marine Services, Inc. *                      1,344,465
                                                           $ 3,690,438
          Oil & Gas Exploration & Production - 2.9 %
28,300    ATP Oil & Gas Corp. *                            $   925,976
32,100    Berry Petroleum Co. *                              1,492,329
18,900    Plains Exploration & Product Co. *                 1,004,346
36,300    St. Mary Land & Exploration Co. *                  1,397,550
                                                           $ 4,820,201
          Oil & Gas Refining & Marketing - 1.2 %
33,500    Frontier Oil Corp.                               $   913,210
25,000    Holly Corp.                                        1,085,250
                                                           $ 1,998,460
          Oil & Gas Storage & Transportation - 0.2 %
10,100    Williams Partners L.P. *                         $   318,150
          Total Energy                                     $12,233,115
          Materials - 2.9 %
          Fertilizers & Agricultural Chemicals - 0.6 %
27,200    Terra Industries, Inc. *                         $   966,416
          Steel - 2.3 %
13,700    AK Steel Holding Corp.                           $   745,554
18,100    Carpenter Technology Corp.                         1,013,057
10,600    Cleveland-Cliffs, Inc.                             1,270,092
22,400    Steel Dynamics, Inc.                                 740,096
                                                           $ 3,768,799
          Total Materials                                  $ 4,735,215
          Capital Goods - 13.1 %
          Aerospace & Defense - 2.4 %
4,300     Alliant Techsystems, Inc. *                      $   445,179
49,100    Cubic Corp.                                        1,395,913
22,500    Ladish Co., Inc. *                                   810,000
27,000    Teledyne Technologies, Inc. *                      1,269,000
                                                           $ 3,920,092
          Construction & Engineering - 0.9 %
33,600    Perini Corp. *                                   $ 1,217,328
6,300     Shaw Group, Inc. *                                   296,982
                                                           $ 1,514,310
          Construction, Farm Machinery & Heavy Trucks - 2.3 %
17,600    AGCO Corp. *                                     $ 1,053,888
33,500    Oshkosh Truck Corp.                                1,215,380
11,400    The Manitowoc Co., Inc.                              465,120
26,400    The Toro Co.                                       1,092,696
                                                           $ 3,827,084
          Electrical Component & Equipment - 3.0 %
29,100    Acuity Brands, Inc.                              $ 1,249,845
32,400    Belden CDT, Inc.                                   1,144,368
9,600     General Cable Corp. *                                567,072
75,500    Graftech International, Ltd. *                     1,223,855
17,900    Regal-Beloit Corp.                                   655,677
                                                           $ 4,840,817
          Industrial Conglomerates - 0.9 %
182,439   Cardiome Pharma Corp. *                          $ 1,532,488
          Industrial Machinery - 3.6 %
42,500    Applied Power, Inc.  *                           $ 1,283,925
29,800    Barnes Group, Inc.                                   683,910
31,600    Crane Co.                                          1,275,060
37,800    Graco, Inc. *                                      1,370,628
30,900    L.B. Foster Co. *                                  1,330,554
                                                           $ 5,944,077
          Total Capital Goods                              $21,578,868
          Commercial Services & Supplies - 5.7 %
          Commercial Printing - 0.2 %
18,100    Deluxe Corp.                                     $   347,701
          Diversified Commercial Services - 1.5 %
18,900    Corporate Executive Board Co.                    $   765,072
31,900    Geoeye, Inc. *                                       829,081
11,100    The Dun & Bradstreet Corp.                           903,318
                                                           $ 2,497,471
          Environmental & Facilities Services - 0.6 %
32,200    Republic Services, Inc.                          $   941,528
          Human Resource & Employment Services - 1.4 %
30,100    Robert Half International, Inc. *                $   774,774
106,600   TrueBlue, Inc. *                                   1,432,704
                                                           $ 2,207,478
          Office Services & Supplies - 2.0 %
81,800    American Reprographics Co. *                     $ 1,213,912
94,200    Knoll, Inc.                                        1,087,068
42,800    Miller (Herman), Inc.                              1,051,596
                                                           $ 3,352,576
          Total Commercial Services & Supplies             $ 9,346,754
          Transportation - 1.8 %
          Air Freight & Couriers - 0.9 %
26,200    Atlas Air Worldwide Holdings, Inc. *             $ 1,441,000
          Trucking - 0.9 %
47,000    J.B. Hunt Transport Services, Inc. *             $ 1,477,210
          Total Transportation                             $ 2,918,210
          Consumer Durables & Apparel - 4.9 %
          Apparel, Accessories & Luxury Goods - 0.6 %
31,600    Fossil, Inc. *                                   $   965,064
          Footwear - 2.3 %
29,600    Crocs, Inc. *                                    $   517,112
6,700     Deckers Outdoor Corp. *                              722,394
61,700    Iconix Brand Group, Inc. *                         1,070,495
50,100    Wolverine World Wide, Inc.                         1,453,401
                                                           $ 3,763,402
          Home Furnishings - 0.4 %
64,100    Tempur-Pedic International, Inc.                 $   705,100
          Household Appliances - 0.7 %
22,200    Snap-On, Inc.                                    $ 1,128,870
          Housewares & Specialties - 0.5 %
21,800    Tupperware Brands Corp.                          $   843,224
          Leisure Products - 0.4 %
17,600    Polaris Industries, Inc. *                       $   721,776
          Total Consumer Durables & Apparel                $ 8,127,436
          Consumer Services - 2.2 %
          Casinos & Gaming - 0.7 %
65,100    Monarch Casino & Resort, Inc. *                  $ 1,152,921
          Education Services - 1.0 %
24,700    DeVry, Inc.                                      $ 1,033,448
13,300    ITT Educational Services, Inc. *                     610,869
                                                           $ 1,644,317
          Specialized Consumer Services - 0.5 %
28,100    Sotheby's Holding, Inc.                          $   812,371
          Total Consumer Services                          $ 3,609,609
          Media - 2.3 %
          Movies & Entertainment - 0.8 %
48,200    Marvel Entertainment, Inc. *                     $ 1,291,278
          Publishing - 1.5 %
45,800    Interactive Data Corp.                           $ 1,303,926
19,900    Morningstar, Inc. *                                1,220,865
                                                           $ 2,524,791
          Total Media                                      $ 3,816,069
          Retailing - 5.1 %
          Apparel Retail - 2.3 %
17,000    Abercrombie & Fitch Co.                          $ 1,243,380
45,650    Aeropostale, Inc. *                                1,237,572
28,800    J. Crew Group, Inc. *                              1,272,096
                                                           $ 3,753,048
          Computer & Electronics Retail - 0.7 %
69,100    RadioShack Corp.                                 $ 1,122,875
          General Merchandise Stores - 0.8 %
64,500    Big Lots, Inc. *                                 $ 1,438,350
          Internet Retail - 1.3 %
15,000    Blue Nile, Inc. * (b)                            $   812,250
10,900    Priceline.com, Inc. *                              1,317,374
                                                           $ 2,129,624
          Total Retailing                                  $ 8,443,897
          Food, Beverage & Tobacco - 0.7 %
          Soft Drinks - 0.7 %
30,600    Hansen Natural Corp. *                           $ 1,080,180
          Total Food, Beverage & Tobacco                   $ 1,080,180
          Household & Personal Products - 2.4 %
          Household Products - 0.6 %
18,900    Church & Dwight Co., Inc.                        $ 1,025,136
          Personal Products - 1.8 %
37,700    Bare Escentuals, Inc. *                          $   882,934
16,700    Chattem, Inc. *                                    1,107,878
41,700    USANA Health Sciences, Inc. *                        918,651
                                                           $ 2,909,463
          Total Household & Personal Products              $ 3,934,599
          Health Care Equipment & Services - 7.7 %
          Health Care Equipment - 1.3 %
23,800    Kinetic Concepts, Inc. *                         $ 1,100,274
42,200    Mentor Corp.                                       1,085,384
                                                           $ 2,185,658
          Health Care Facilities - 1.1 %
136,900   Health Management Associates, Inc. *             $   724,201
80,400    LCA-Vision, Inc.                                   1,005,000
                                                           $ 1,729,201
          Health Care Services - 2.8 %
29,300    Amedisys, Inc. *                                 $ 1,152,662
22,700    Chemed Corp.                                         957,940
26,600    DaVita, Inc. *                                     1,270,416
18,200    Pediatrix Medical Group, Inc. *                    1,226,680
                                                           $ 4,607,698
          Health Care Supplies - 1.8 %
27,000    Align Technology, Inc. *                         $   299,970
61,200    Cynosure, Inc. *                                   1,303,560
32,000    West Pharmaceuticals Services, Inc.                1,415,360
                                                           $ 3,018,890
          Health Care Technology - 0.7 %
54,600    IMS Health, Inc.                                 $ 1,147,146
          Total Health Care Equipment & Services           $12,688,593
          Pharmaceuticals & Biotechnology - 11.1 %
          Biotechnology - 5.8 %
100,700   Alkermes, Inc. *                                 $ 1,196,316
33,300    BioMarin Pharmaceutical, Inc. *                    1,177,821
69,300    Cubist Pharmaceuticals, Inc. *                     1,276,506
29,200    ImClone Systems, Inc. *                            1,238,664
29,400    Lifecell Corp. *                                   1,235,682
44,000    Martek Biosciences Corp. *                         1,345,080
9,600     Myriad Genetics, Inc. *                              386,784
25,500    Omrix Biopharmaceuticals, Inc. *                     357,000
15,500    United Therapeutics Corp. *                        1,343,850
                                                           $ 9,557,703
          Life Sciences Tools & Services - 1.5 %
45,400    Parexel International Corp. *                    $ 1,184,940
21,800    Varian, Inc. *                                     1,262,656
                                                           $ 2,447,596
          Pharmaceuticals - 3.8 %
49,500    Endo Pharmaceuticals Holdings, Inc. *            $ 1,185,030
126,600   Salix Pharmaceuticals, Ltd. *                        795,048
55,100    Sciele Pharma, Inc. *                              1,074,450
59,100    Sepracor, Inc. *                                   1,153,632
142,200   ViroPharma, Inc. *                                 1,271,268
22,500    XenoPort, Inc. *                                     910,575
                                                           $ 6,390,003
          Total Pharmaceuticals & Biotechnology            $18,395,302
          Diversified Financials - 3.2 %
          Asset Management & Custody Banks - 1.4 %
26,100    Federated Investors, Inc. *                      $ 1,022,076
38,600    Waddell & Reed Financial, Inc. *                   1,240,218
                                                           $ 2,262,294
          Investment Banking & Brokerage - 1.8 %
36,400    GFI Group, Inc.                                  $ 2,085,720
46,500    OptionsXpress Holdings, Inc. *                       963,015
                                                           $ 3,048,735
          Total Diversified Financials                     $ 5,311,029
          Software & Services - 14.0 %
          Application Software - 6.6 %
33,400    Ansys, Inc. *                                    $ 1,152,968
121,500   Aspen Technology, Inc. *                           1,549,125
81,800    Cadence Design System, Inc. *                        873,624
111,200   Epicor Software Corp. *                            1,245,440
18,800    MicroStrategy, Inc. *                              1,391,012
45,900    Net 1 UEPS Technologies, Inc. *                    1,035,045
85,900    Quest Software, Inc. *                             1,122,713
34,400    SPSS, Inc. *                                       1,334,032
54,300    Synopsys, Inc. *                                   1,233,153
                                                           $10,937,112
          Internet Software & Services - 3.2 %
177,600   Chordiant Software, Inc. *                       $ 1,070,928
41,700    Digital River, Inc. *                              1,291,449
93,700    DivX, Inc. *                                         655,900
62,600    J2 Global Communications, Inc. *                   1,397,232
73,700    Loopnet, Inc. *                                      935,990
                                                           $ 5,351,499
          Systems Software - 4.2 %
95,100    Commvault Systems, Inc. *                        $ 1,179,240
144,300   Falconstor Software, Inc. *                        1,098,123
56,700    Macrovision Corp. *                                  765,450
38,700    McAfee, Inc. *                                     1,280,583
197,100   Novell, Inc. *                                     1,239,759
43,600    Progress Software Corp. *                          1,304,512
                                                           $ 6,867,667
          Total Software & Services                        $23,156,278
          Technology Hardware & Equipment - 7.1 %
          Communications Equipment - 4.2 %
15,000    Blue Coat Systems, Inc. *                        $   330,600
29,900    CommScope, Inc. *                                  1,041,417
29,500    Comtech Telecommunications Corp. *                 1,150,500
48,200    F5 Networks, Inc. *                                  875,794
137,400   Harmonic, Inc. *                                   1,044,240
76,300    Interdigital, Inc. *                               1,511,503
49,900    NETGEAR, Inc. *                                      995,505
                                                           $ 6,949,559
          Computer Hardware - 0.5 %
36,100    Teradata Corp. *                                 $   796,366
          Computer Storage & Peripherals - 1.3 %
82,200    Qlogic Corp. *                                   $ 1,261,770
36,600    Synaptics, Inc. *                                    874,008
                                                           $ 2,135,778
          Electronic Equipment & Instruments - 0.6 %
39,300    National Instruments Corp.                       $ 1,027,302
          Electronic Manufacturing Services - 0.5 %
88,000    Jabil Circuit, Inc.                              $   832,480
          Total Technology Hardware & Equipment            $11,741,485
          Semiconductors - 3.4 %
          Semiconductor Equipment - 1.7 %
93,700    Advanced Energy Industries, Inc. *               $ 1,242,462
46,100    MKS Instruments, Inc. *                              986,540
20,900    Varian Semiconductor Equipment Associates, Inc. *    588,335
                                                           $ 2,817,337
          Semiconductors - 1.7 %
96,400    Omnivison Technologies, Inc. *                   $ 1,621,448
145,600   SGC Holding Corp. *                                  827,008
72,300    Trident Microsystems, Inc. *                         372,345
                                                           $ 2,820,801
          Total Semiconductors                             $ 5,638,138
          Telecommunication Services - 0.7 %
          Alternative Carriers - 0.7 %
76,500    Time Warner Telecom, Inc. *                      $ 1,184,985
          Total Telecommunication Services                 $ 1,184,985
          TOTAL COMMON STOCKS
          (Cost  $177,557,553)                             $157,939,762

          TEMPORARY CASH INVESTMENTS - 5.2 %
          Repurchase Agreement - 5.2 %
4,330,000 Barclays Plc, 2.75%, dated 3/31/08, repurchase pr$ 4,330,000 of $4,330,000 plus accrued interest on 4/1/08 collateralized by the following:

              $1,593,026 Federal National Mortgage Association,
                  5.5 - 6.5%, 2/1/23 - 1/1/48
              $3,237,391 Federal National Mortgage Association (ARM),
                  4.44 - 7.029 %, 1/1/34 - 9/1/37
              $536,409 Federal Home Loan Mortgage Corp.,
                  4.182 - 4.728%, 12/1/34 - 6/1/35
              $323,777 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5/1/37

4,330,000 JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $4,330,000 plus accrued interest on 4/1/08 collateralized by $5,589,382 Federal National Mortgage Association, 5.0-10.0%,
          10/1/14-3/1/38                                     4,330,000
          Security Lending Collateral - 0.5 %
48,721,600 Securities Lending Investment Fund, 5.19%      $   817,920
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $8,660,000)                               $ 9,477,920
          TOTAL INVESTMENT IN SECURITIES - 101.5%
          (Cost  $188,599,763) (a)                         $167,417,682
          OTHER ASSETS AND LIABILITIES - (1.5)%            $(2,431,351)
          TOTAL NET ASSETS - 100.0%                        $164,986,331

*         Non-income producing security.

(a) At March 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $186,217,553 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost        $  22,635,555

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (43,817,636)

          Net unrealized loss                              $  (21,182,081)

(b)       At March 31, 2008, the following security was out on loan:

Shares                        Security                        Value
14,400    Blue Nile, Inc. * (b)                            $  779,760
          Total                                            $  779,760

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investments   Other Financial
						In securities   Instruments

Level 1 - Quoted Prices                          157,939,762      0
Level 2 - Other Significant Observable Inputs      9,477,920      0
Level 3 - Significant Unobservable Inputs                  0      0
Total                                            167,417,682      0


               Pioneer High Yield VCT Portfolio
               SCHEDULE OF INVESTMENTS  3/31/08 (unaudited)

         Floating
Shares   Rate (b)                                                     Value
               CONVERTIBLE PREFERRED STOCK - 4.7 %
               Energy - 1.0 %
               Oil & Gas Exploration & Production - 0.9 %
16,500         Petroquest Energy, Inc., 6.875% 12/31/49          $ 1,115,565
               Total Energy                                      $ 1,115,565
               Materials - 2.2 %
               Diversified Metals & Mining - 2.2 %
1,200          Freeport-MC Moran Copper and Gold, Inc., 5.5%, 12/$ 2,542,500
               Total Materials                                   $ 2,542,500
               Capital Goods - 0.5 %
               Electrical Component & Equipment - 0.5 %
2,000          General Cable Corp., 5.75%, 11/24/13              $   593,500
               Total Capital Goods                               $   593,500
               Banks - 0.4 %
               Thrifts & Mortgage Finance - 0.4 %
14,000         Sovereign Cap Trust IV, 4.375%, 03/01/34          $   427,000
               Total Banks                                       $   427,000
               Utilities - 0.6 %
               Multi-Utilities - 0.6 %
10,000         CMS Energy Corp., 4.5%, 12/31/49                  $   718,125
               Total Utilities                                   $   718,125
               TOTAL CONVERTIBLE PREFERRED STOCK
               (Cost  $4,274,625)                                $ 5,396,690

               CONVERTIBLE CORPORATE BONDS - 7.7 %
               Capital Goods - 1.3 %
               Electrical Component & Equipment - 0.7 %
1,095,000      Roper Industries, Inc., 1.4813%, 1/15/34          $   817,144
               Trading Companies & Distributors - 0.6 %
840,000        Wesco Distribution, Inc., 1.750%, 11/15/26        $   696,150
               Total Capital Goods                               $ 1,513,294
               Consumer Services - 0.6 %
               Casinos & Gaming - 0.6 %
695,000        Shuffle Master, Inc., 1.25%, 4/15/24              $   632,450
               Total Consumer Services                           $   632,450
               Media - 1.4 %
               Advertising - 1.4 %
1,665,000      Interpublic Group of Companies, Inc., 4.25%, 3/15/$ 1,640,025
               Total Media                                       $ 1,640,025
               Retailing - 0.9 %
               Automotive Retail - 0.9 %
1,000,000      Sonic Automotive, Inc., 5.25%, 5/7/09             $   980,000
               Total Retailing                                   $   980,000
               Health Care Equipment & Services - 0.4 %
               Health Care Services - 0.4 %
715,000        Omnicare, Inc., 3.25%, 12/15/35                   $   473,688
               Health Care Supplies - 0.0 %
35,000         Inverness Medical Innovation, Inc., 3.0%, 5/15/16 $    32,813
               Total Health Care Equipment & Services            $   506,501
               Pharmaceuticals & Biotechnology - 1.0 %
               Biotechnology - 0.4 %
635,000        Mannkind Corp., 3.75%, 12/15/13                   $   416,719
               Life Sciences Tools & Services - 0.2 %
410,000        Diversa Corp., 5.5%, 4/1/27 (144A)                $   263,425
               Pharmaceuticals - 0.4 %
775,000        Epix Medical, Inc., 3.0%, 6/15/24 (144A)          $   503,750
               Total Pharmaceuticals & Biotechnology             $ 1,183,894
               Real Estate - 1.2 %
               Office Real Estate Investment Trust - 0.5 %
600,000        Alexandria Real Equities, Inc., 3.7%, 1/15/27 (114$   578,250
               Retail Real Estate Investment Trust - 0.7 %
1,010,000      General Growth Properties, Inc., 3.98%, 4/15/27 (1$   797,900
               Total Real Estate                                 $ 1,376,150
               Technology Hardware & Equipment - 0.8 %
               Electronic Equipment & Instruments - 0.5 %
500,000        Newport Corp., 2.5%, 2/15/12 (144A)               $   410,625
250,000        Vishay Intertechnology, Inc., 3.625%, 08/01/23        248,750
                                                                 $   659,375
               Technology Distributors - 0.3 %
250,000        Anixter International, Inc., 1.0%, 2/15/13 (144A) $   292,188
               Total Technology Hardware & Equipment             $   951,563
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost  $10,032,919)                               $ 8,783,877

               PREFERRED STOCKS - 2.0 %
               Insurance - 0.6 %
               Life & Health Insurance - 0.6 %
34,000         Delphi Financial Group, Inc., 7.376% 5/15/37      $   640,689
               Total Insurance                                   $   640,689
               Real Estate - 1.5 %
               Real Estate Management & Development - 1.4 %
75,000         Forest City Enterprises, Inc., 7.375%, 2/1/34     $ 1,679,250
               Total Real Estate                                 $ 1,679,250
               TOTAL PREFERRED STOCKS
               (Cost  $2,765,606)                                $ 2,319,939

               COMMON STOCKS - 12.5 %
               Energy - 0.9 %
               Integrated Oil & Gas - 0.2 %
5,225          Sandridge Energy, Inc. *                          $   204,559
               Oil & Gas Refining & Marketing - 0.6 %
15,600         Tesoro Petroleum Corp.                            $   468,000
6,000          Valero Energy Corp.                                   294,660
                                                                 $   762,660
               Total Energy                                      $   967,219
               Materials - 1.6 %
               Construction Materials - 0.4 %
8,352          Texas Industries, Inc.                            $   502,039
               Diversified Metals & Mining - 0.9 %
7,700          Freeport-McMoRan Copper & Gold, Inc. (Class B)    $   740,894
81,000         Polymet Mining Corp. *                                255,960
                                                                 $   996,854
               Gold - 0.2 %
7,700          Barrick Gold Corp.                                $   334,565
               Total Materials                                   $ 1,833,458
               Capital Goods - 2.5 %
               Building Products - 0.5 %
15,200         Lennox International, Inc.                        $   546,744
               Construction & Farm Machinery & Heavy Trucks - 0.3 %
31,600         Commercial Vehicle Group, Inc. *                  $   313,156
               Electrical Component & Equipment - 0.9 %
10,200         Cooper Industries, Inc.                           $   409,530
10,800         General Cable Corp. *                                 637,956
                                                                 $ 1,047,486
               Industrial Machinery - 0.7 %
8,800          ESCO Technologies *                               $   349,536
10,500         ITT Corp.                                             544,005
                                                                 $   893,541
               Total Capital Goods                               $ 2,800,927
               Retailing - 0.2 %
               Department Stores - 0.2 %
6,700          J.C. Penney Co., Inc.                             $   252,657
               Total Retailing                                   $   252,657
               Food, Beverage & Tobacco - 0.3 %
               Tobacco - 0.3 %
4,900          Reynolds American, Inc.                           $   289,247
               Total Food, Beverage & Tobacco                    $   289,247
               Health Care Equipment & Services - 0.7 %
               Health Care Equipment - 0.4 %
4,450          Beckman Coulter, Inc.                             $   287,248
19,122         Thoratec Corp. *                                      273,253
                                                                 $   560,501
               Health Care Supplies - 0.2 %
9,000          Inverness Medical Innovations, Inc. *             $   270,900
               Total Health Care Equipment & Services            $   831,401
               Pharmaceuticals & Biotechnology - 1.3 %
               Life Sciences Tools & Services - 1.3 %
12,200         Bio-Rad Laboratories, Inc. *                      $ 1,085,190
7,500          Thermo Fisher Scientific, Inc. *                      426,300
                                                                 $ 1,511,490
               Total Pharmaceuticals & Biotechnology             $ 1,511,490
               Real Estate - 0.9 %
               Mortgage Real Estate Investment Trust - 0.4 %
28,000         Annaly Capital Management, Inc.                   $   428,960
               Retail Real Estate Investment Trust - 0.4 %
14,777         General Growth Properties, Inc.                   $   564,038
               Total Real Estate                                 $   992,998
               Technology Hardware & Equipment - 1.6 %
               Communications Equipment - 0.1 %
6,400          CommScope, Inc. *                                 $   222,912
               Computer Storage & Peripherals - 0.2 %
12,900         NetApp, Inc. *                                    $   258,645
               Electronic Equipment & Instruments - 1.2 %
10,100         Amphenol Corp.                                    $   376,225
7,200          Itron, Inc. *                                         649,656
9,300          Tyco Electronics, Ltd.                                319,176
                                                                 $ 1,345,057
               Total Technology Hardware & Equipment             $ 1,826,614
               Telecommunication Services - 0.3 %
               Alternative Carriers - 0.3 %
49,177         Paetec Holding Corp. *                            $   327,519
               Total Telecommunication Services                  $   327,519
               Utilities - 2.3 %
               Gas Utilities - 0.4 %
3,000          Questar Corp.                                     $   169,680
12,200         Southern Union Co.                                    283,894
                                                                 $   453,574
               Independent Power Producer & Energy Traders - 1.3 %
38,600         NRG Energy, Inc. *                                $ 1,505,014
               Multi-Utilities - 0.5 %
12,800         Public Service Enterprise Group, Inc.             $   514,432
2,100          Sempra Energy                                         111,888
                                                                 $   626,320
               Total Utilities                                   $ 2,584,908
               TOTAL COMMON STOCKS
               (Cost  $12,889,879)                               $14,218,438

               ASSET BACKED SECURITIES - 0.4 %
               Energy - 0.4 %
               Oil & Gas Equipment And Services - 0.4 %
500,000  7.74  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144$   457,500
               Total Energy                                      $   457,500
               TOTAL ASSET BACKED SECURITIES
               (Cost  $458,784)                                  $   457,500

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
               Materials - 0.4 %
               Forest Products - 0.4 %
450,000        TSTAR 2006-1 F, 7.5296%, 10/15/36 (144A)          $   401,850
               Total Materials                                   $   401,850
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $453,986)                                  $   401,850

               CORPORATE BONDS - 65.6 %
               Energy - 5.4 %
               Coal & Consumable Fuels - 0.5 %
600,000        Massey Energy Co., 6.875%, 12/15/13               $   580,500
               Oil & Gas Equipment And Services - 0.5 %
300,000        Bristow Group, Inc., 7.5%, 9/15/17                $   301,500
225,000        Complete Production Service, Inc., 8.0%, 12/15/16     216,000
                                                                 $   517,500
               Oil & Gas Exploration & Production - 1.6 %
500,000        Cimarex Energy Co., 7.125%, 5/1/17                $   496,250
755,000        Hilcorp Energy Co., 7.75%,11/1/15 (144A)              707,813
650,000        Parallel Petroleum Corp., 10.25%, 8/1/14              622,375
                                                                 $ 1,826,438
               Oil & Gas Refining & Marketing - 1.5 %
781,000        Frontier Oil Corp., 6.625%, 10/1/11               $   771,238
750,000        Tesoro Corp., 6.625%, 11/1/15                         693,750
360,000        Verasun Energy Corp., 9.375%, 6/1/17 (144A)           246,600
                                                                 $ 1,711,588
               Oil & Gas Storage & Transportation - 1.3 %
1,250,000      Holly Energy Partners LP, 6.25%, 3/1/15           $ 1,134,375
405,000  7.00  Teppco Partners LP, Floating Rate Note, 6/1/67        347,024
                                                                 $ 1,481,399
               Total Energy                                      $ 6,117,425
               Materials - 12.1 %
               Aluminum - 1.9 %
2,500,000      Novelis, Inc., 7.25%, 02/15/15                    $ 2,212,500
               Commodity Chemicals - 5.4 %
1,000,000      Arco Chemical Co., 9.8%, 2/1/20                   $   840,000
2,350,000      Georgia Gulf Corp., 9.50%, 10/15/14                 1,815,375
2,090,000      Millenium America, Inc., 7.625%, 11/15/26           1,348,050
2,500,000      Nova Chemicals Corp., 7.875%, 9/15/25               2,100,000
                                                                 $ 6,103,425
               Construction Materials - 0.1 %
100,000        AGY Holding Corp., 11.0%, 11/15/14 (144A)         $    90,000
               Diversified Chemical - 0.4 %
645,000        Ineos Group Holdings Plc, 8.50%, 2/15/16 (144A)   $   501,488
               Diversified Metals & Mining - 0.6 %
280,000  7.50  Arch Western Finance LLC, 6.75%, 7/1/13           $   279,300
550,000  8.74  Noranda Aluminum Acquisition Corp., Floating Rate     431,750
                                                                 $   711,050
               Metal & Glass Containers - 2.0 %
1,950,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26   $ 1,677,000
605,000        Greif Brothers Corp., 6.75%, 2/1/17                   595,925
                                                                 $ 2,272,925
               Paper Packaging - 0.9 %
845,000        Graham Packaging Co., 9.875%, 10/15/14            $   709,800
405,000        Graphic Packaging Co., 9.5%, 8/15/13                  388,800
                                                                 $ 1,098,600
               Steel - 0.7 %
930,000        Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)  $   818,400
               Total Materials                                   $13,808,388
               Capital Goods - 18.7 %
               Aerospace & Defense - 5.8 %
3,500,000      DRS Technologies, Inc., 6.875%, 11/1/13           $ 3,430,000
3,150,000      Esterline Technology Corp., 7.75%, 6/15/13          3,197,250
                                                                 $ 6,627,250
               Building Products - 0.5 %
570,000        Esco Corp., 8.625%, 12/15/13 (144A)               $   552,900
               Construction & Farm Machinery & Heavy Trucks - 1.2 %
220,000        Allison Transmission, 11.0%, 11/1/15 (144A)       $   191,400
475,000        Allison Transmission, 11.25%, 11/1/15 (144A)          399,000
850,000        Greenbrier Co., Inc., 8.375%, 5/15/15                 799,000
                                                                 $ 1,389,400
               Electrical Component & Equipment - 3.2 %
2,800,000      Baldor Electric Co., 8.625%, 2/15/17              $ 2,772,000
145,000        Belden, Inc., 7.0%, 3/15/17                           139,925
750,000        General Cable Corp., 7.125%, 4/1/17                   716,250
                                                                 $ 3,628,175
               Industrial Machinery - 5.3 %
2,000,000      Gardner Denver, Inc., 8.0%, 5/1/13 (144A)         $ 1,980,000
3,600,000      Mueller Industries, Inc., 6.0%, 11/1/14             3,177,000
1,115,000      Mueller Water Products, Inc., 7.375%, 6/1/17          961,688
                                                                 $ 6,118,688
               Trading Companies & Distributors - 2.6 %
3,320,000      Wesco Distribution, Inc., 7.5%, 10/15/17          $ 2,954,800
               Total Capital Goods                               $21,271,213
               Commercial Services & Supplies - 2.0 %
               Diversified Commercial Services - 2.0 %
1,000,000      NCO Group, Inc., 11.875%, 11/15/14                $   770,000
1,910,0007.94  NCO Group, Inc., Floating Rate Note, 11/15/13       1,547,100
                                                                 $ 2,317,100
               Total Commercial Services & Supplies              $ 2,317,100
               Automobiles & Components - 0.1 %
               Auto Parts & Equipment - 0.1 %
155,000        Lear Corp., 8.75%, 12/1/16                        $   132,331
               Total Automobiles & Components                    $   132,331
               Consumer Durables & Apparel - 0.9 %
               Homebuilding - 0.3 %
500,000        Meritage Homes Corp., 6.25%, 3/15/15              $   375,000
               Housewares & Specialties - 0.5 %
800,000        Yankee Acquisition Corp., 9.75%, 2/15/17          $   636,000
               Total Consumer Durables & Apparel                 $ 1,011,000
               Consumer Services - 1.4 %
               Casinos & Gaming - 1.4 %
1,300,000      Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)  $ 1,144,000
480,000        Scientific Games Corp., 6.25%, 12/15/12               446,400
                                                                 $ 1,590,400
               Total Consumer Services                           $ 1,590,400
               Media - 1.6 %
               Advertising - 1.2 %
1,500,000      Interpublic Group, Inc., 7.25%, 8/15/11           $ 1,421,250
               Broadcasting & Cable TV - 0.3 %
735,000        Univision Communications, Inc., 9.75%, 3/15/15 (14$   444,675
               Total Media                                       $ 1,865,925
               Retailing - 0.3 %
               Distributors - 0.3 %
400,000        Intcomex, Inc., 11.75%, 1/15/11                   $   391,000
               Total Retailing                                   $   391,000
               Food, Beverage & Tobacco - 0.5 %
               Tobacco - 0.5 %
200,000        Alliance One International, Inc., 8.5%, 5/15/12   $   188,000
315,000        Alliance One International, Inc., 10.375%, 10/15/17   326,813
                                                                 $   514,813
               Total Food, Beverage & Tobacco                    $   514,813
               Health Care Equipment & Services - 1.7 %
               Health Care Facilities - 1.4 %
395,000        Community Health Systems, Inc., 8.875%, 7/15/15   $   396,481
500,000        Psychiatric Solutions, Inc., 7.75%, 7/15/15           497,500
420,000        Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (14    315,000
540,000        Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (1    415,800
                                                                 $ 1,624,781
               Health Care Services - 0.1 %
175,000        Universal Hospital Services, Inc., Floating Rate N$   155,750
               Health Care Supplies - 0.1 %
135,000        Bausch & Lomb, Inc., 9.875%, 11/1/15 (144A)       $   137,363
               Total Health Care Equipment & Services            $ 1,917,894
               Pharmaceuticals & Biotechnology - 1.5 %
               Life Sciences Tools & Services - 0.4 %
440,000        Bio-Rad Laboratories, Inc., 6.125%, 12/15/14      $   420,200
               Pharmaceuticals - 1.1 %
1,325,000      Valeant Pharmaceuticals, 7.0%, 12/15/11           $ 1,262,063
               Total Pharmaceuticals & Biotechnology             $ 1,682,263
               Diversified Financials - 1.6 %
               Consumer Finance - 0.5 %
550,000        Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)    $   448,250
135,000        Americredit Corp., 8.5%, 7/1/15 (144A)                 98,550
                                                                 $   546,800
               Multi-Sector Holding - 1.1 %
500,000        Leucadia National Corp., 7.125%, 3/15/17 (144A)   $   473,750
785,000        Leucadia National Corp., 8.125%, 9/15/15              788,925
                                                                 $ 1,262,675
               Total Diversified Financials                      $ 1,809,475
               Insurance - 2.6 %
               Insurance Brokers - 1.0 %
630,000        Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)      $   504,000
790,000        Hub International Holdings, Inc., 10.25%, 6/15/15     576,700
                                                                 $ 1,080,700
               Multi-Line Insurance - 0.6 %
775,000  7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)        $   692,968
               Monoline Insurance - 0.4 %
500,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)   $   490,000
               Reinsurance - 0.6 %
400,000  9.82  Foundation RE, Ltd., Floating Rate Note, 11/26/10 $   406,320
250,000  8.43  Redwood Capital X, Ltd., CAT Bond, Floating Rate No   250,075
                                                                 $   656,395
               Total Insurance                                   $ 2,920,063
               Real Estate - 4.7 %
               Real Estate Management & Development - 2.7 %
410,000        Forest City Enterprises, Inc., 6.5%, 2/1/17       $   369,000
2,935,000      Forest City Enterprises, Inc., 7.625%, 6/1/15       2,788,250
                                                                 $ 3,157,250
               Real Estate Investment Trust- 1.2 %
1,500,000      BF Saul Real Estate Investment Trust, 7.5%, 3/1/14$ 1,331,250
               Retail Real Estate Investment Trusts - 0.8 %
1,000,000      Rouse Co., 6.75%, 5/1/13 (144A)                   $   861,772
               Total Real Estate                                 $ 5,350,272
               Software & Services - 2.1 %
               Data Processing & Outsourced Services - 1.8 %
1,980,000      First Data Corp., 9.875%, 9/24/15 (144A)          $ 1,628,550
500,000        Pegasus Solutions, Inc., 10.5%, 4/15/15               400,000
                                                                 $ 2,028,550
               Systems Software - 0.3 %
500,000        Vangent, Inc., 9.625%, 2/15/15                    $   401,250
               Total Software & Services                         $ 2,429,800
               Technology Hardware & Equipment - 3.5 %
               Communications Equipment - 0.9 %
1,250,000      Mastec, Inc., 7.625%, 2/1/17                      $ 1,087,500
               Computer Hardware - 0.4 %
600,000        Activant Solutions, Inc., 9.5%, 5/1/16            $   504,000
               Electronic Equipment & Instruments - 0.9 %
1,035,000      Itron, Inc., 7.75%, 5/15/12                       $ 1,014,300
               Technology Distributors - 1.2 %
1,600,000      Anixter International Corp., 5.95%, 3/1/15        $ 1,412,128
               Total Technology Hardware & Equipment             $ 4,017,928
               Semiconductors - 0.2 %
               Semiconductors - 0.2 %
390,000  6.68  Freescale Semiconductor, Inc., Floating Rate Note,$   269,100
               Total Semiconductors                              $   269,100
               Telecommunication Services - 0.8 %
               Integrated Telecommunication Services - 0.1 %
155,000        Paetec Holdings Corp., 9.5%, 7/15/15              $   142,600
               Wireless Telecommunication Services - 0.6 %
750,000        Broadview Networks Holdings, Inc., 11.375%, 9/1/12$   716,250
               Total Telecommunication Services                  $   858,850
               Utilities - 3.8 %
               Electric Utilities - 1.5 %
1,180,000      Allegheny Energy Supply, Inc., 7.8%, 03/15/11     $ 1,250,800
500,000        Intergen NV, 9.0%, 6/30/17                            522,500
                                                                 $ 1,773,300
               Independent Power Producer & Energy Traders - 2.0 %
1,333,000      NRG Energy, Inc., 7.375%, 1/15/17                 $ 1,296,343
930,000        TXU Energy Co., 10.25%, 11/1/15                       926,513
                                                                 $ 2,222,856
               Multi-Utilities - 0.3 %
325,000        CMS Energy Corp., 6.875%, 12/15/15                $   322,948
               Total Utilities                                   $ 4,319,104
               TOTAL CORPORATE BONDS
               (Cost  $81,577,967)                               $74,594,344

               MUNICIPAL BONDS - 0.1 %
               Commercial Services & Supplies - 0.1 %
               Environmental & Facilities Services - 0.1 %
100,000  10.30 Ohio Air Quality Development Authority, Floating R$    65,000
               Total Commercial Services & Supplies              $    65,000
               TOTAL MUNICIPAL BONDS
               (Cost  $100,000)                                  $    65,000

               SENIOR FLOATING RATE LOAN INTERESTS- 4.1 % **
               Energy - 0.9 %
               Oil & Gas Exploration & Production - 0.8 %
1,000,000      Sandridge Energy, Inc., 0.0% 4/1/15               $   988,750
               Total Energy                                      $   988,750
               Materials - 0.4 %
               Steel - 0.3 %
496,250  7.71  Niagara Corp., 5.0% 6/29/14                       $   411,888
               Total Materials                                   $   411,888
               Capital Goods - 0.1 %
               Construction & Engineering - 0.1 %
100,000  9.72  Custom Building Products, Inc., 5.0%, 4/20/12     $   100,000
               Total Capital Goods                               $   100,000
               Commercial Services & Supplies - 0.3 %
               Environmental & Facilities Services - 0.3 %
422,420  5.15  Waste Services, Inc., 2.25% 3/31/11               $   393,907
               Total Commercial Services & Supplies              $   393,907
               Consumer Durables & Apparel - 0.1 %
               Homebuilding - 0.0 %
250,000  9.50  LandSource, Inc., 4.5%, 2/22/14                   $    77,500
               Total Consumer Durables & Apparel                 $    77,500
               Consumer Services - 0.5 %
               Casinos & Gaming - 0.5 %
540,313  7.23  Gateway Casinos & Entertainment, Inc., 2.5% 7/16/1$   453,863
108,333  7.23  Gateway Casinos & Entertainment, Inc., 2.5% 7/16/1     91,000
                                                                 $   544,863
               Total Consumer Services                           $   544,863
               Health Care Equipment & Services - 0.3 %
               Health Care Supplies - 0.3 %
450,000  6.92  Inverness Medical Innovations, Inc., 4.25% 6/26/15$   389,250
               Total Health Care Equipment & Services            $   389,250
               Semiconductors - 0.4 %
               Semiconductors - 0.4 %
122,154  7.46  Flextronics Semiconductor, Inc., 2.25%, 10/1/14   $   112,382
426,099  7.39  Flextronics Semiconductor, Inc., 2.25%, 10/1/14       392,011
                                                                 $   504,393
               Total Semiconductors                              $   504,393
               Telecommunication Services - 0.3 %
               Wireless Telecommunication Services - 0.3 %
403,535  5.45  Stratos Global Corp., 2.75%, 2/13/12              $   376,297
               Total Telecommunication Services                  $   376,297
               Utilities - 0.7 %
               Independent Power Producer & Energy Traders - 0.7 %
286,398  6.48  NRG Energy, Inc., 1.75% 2/1/13                    $   268,697
588,135  6.58  NRG Energy, Inc., 1.75% 2/1/13                        551,785
                                                                 $   820,482
               Total Utilities                                   $   820,482
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS
               (Cost  $5,135,599)                                $ 4,607,330
Principal
Amount ($)
               TEMPORARY CASH INVESTMENTS - 1.6 %
               Repurchase Agreement - 1.6 %
1,850,000      Bank of America Corp., 2.42%, dated 3/31/08, repurchase price of $1,850,000 plus accrued interest on 4/1/08 collateralized by
               $1,877,878 Federal National Mortgage Association, $ 1,850,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $1,850,000)                                $ 1,850,000
               TOTAL INVESTMENT IN SECURITIES - 99.1%
               (Cost  $119,539,365)(a)                           $112,694,968
               OTHER ASSETS AND LIABILITIES - 0.9%               $ 1,029,368
               TOTAL NET ASSETS - 100.0%                         $113,724,336

(A.D.R.)       American Depositary Receipt.

*              Non-income producing security.

PIK            Represents a payment in kind security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31,
               2008, the value of these securities amounted to $19,779,130 or 17.4% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
                (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $119,539,365 was as follows:

               Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax cost     $ 294,862

               Aggregate gross unrealized loss for all investments in
               which there is an excess of tax cost over value     (7,139,258)

               Net unrealized gain                               $(6,844,396)

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

               FAS 157 Footnote Disclosures

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of March
                   31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investment     Other Financial
						in Securities   Instruments
Level 1 - Quoted Prices                          110,844,968       0
Level 2 - Other Significant Observable Inputs    1,850,000         0
Level 3 - Significant Unobservable Inputs                0         0
Total                                            112,694,968       0

Pioneer Ibbotson Moderate Allocation VCT Portfolio
SCHEDULE OF INVESTMENTS 3/31/08 (UNAUDITED)

Shares                                                         Value
         MUTUAL FUNDS - 100.1%
         NON-PIONEER FUNDS - 16.5%
232,630  AIM Trimark Small Companies Fund Institutional Class $     2,859,026
122,638  AIM Global Real Estate Fund Institutional Class             1,577,129
207,807  AIM Global Aggressive Growth Fund Institutional Clas        4,368,102
102,456  AIM International Growth Fund Institutional Class           3,038,850
220,334  BlackRock Fundamental Growth Fund Institutional Clas        4,697,510
317,559  BlackRock International Index Fund Institutional Cla        4,550,621
82,721   BlackRock Value Opportunities Fund Institutional Cla        1,508,822
282,289  Oppenheimer Commodity Strategy Total Return Fund Cla        2,314,772
82,338   Oppenheimer Main Street Small-Cap Fund Class Y              1,519,135
            Total Investments in Non-Pioneer Funds
            (Cost $28,212,028)                                     26,433,967

         PIONEER FUNDS - 83.6%
2,285,788Pioneer Bond Fund Class Y                                 20,983,529
246,326  Pioneer Cullen Value Fund Class Y                           4,889,580
85,386   Pioneer Emerging Markets Fund Class Y                       3,082,422
53,217   Pioneer Europe Select Equity Fund Class Y                   1,678,478
323,316  Pioneer Floating Rate Fund Class Y                          2,153,286
318,547  Pioneer Fund Class Y                                      13,694,355
741,767  Pioneer Global High Yield Fund Class Y                      8,085,263
270,433  Pioneer Government Income Fund Class Y                      2,615,084
71,759   Pioneer Growth Opportunities Fund Class Y                   1,568,660
248,836  Pioneer High Yield Fund Class Y                             2,453,519
529,913  Pioneer Independence Fund Class Y                           5,844,943
276,323  Pioneer International Equity Fund Class Y                   6,435,557
188,327  Pioneer Mid-Cap Growth Fund Class Y                         2,681,772
148,145  Pioneer Mid-Cap Value Fund Class Y                          3,108,079
514,196  Pioneer Oak Ridge Large Cap Growth Fund Class Y             6,304,039
153,045  Pioneer Real Estate Shares Fund Class Y                     3,428,211
1,697,752Pioneer Research Fund Class Y                             15,619,320
2,185,429Pioneer Short Term Income Fund Class Y                    21,154,951
170      Pioneer Small Cap Value Fund Class Y
3,707
323,415  Pioneer Strategic Income Fund Class Y                       3,376,455
341,744  Pioneer Value Fund Class Y                                  4,511,023
            Total Investments in Pioneer Funds
            (Cost $143,175,177)                                  133,672,233

         TOTAL INVESTMENTS IN SECURITIES - 100.1%
         (Cost $171,387,205)(a)                               $ 160,106,200
         OTHER ASSETS AND LIABILITIES - (0.1%)                $  (131,122)
         TOTAL NET ASSETS - 100.0%                            $ 159,975,078

         (a) At March 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $171,387,205 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                      there is an excess of value over tax co $     1,257,967
                 Aggregate gross unrealized loss for all investments in which
                      there is an excess of tax cost over val    (12,538,972)
                 Net unrealized loss                          $ (11,281,005)

         FAS 157 Footnote Disclosures

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March
             31, 2008, in valuing the Fund's assets:

Valuation Inputs                                             Investments
							    in Securities
Level 1 - Quoted Prices                                      160,106,200
Level 2 - Other Significant Observable Inputs                0
Level 3 - Significant Unobservable Inputs                    0
Total                                                        160,106,200


Pioneer Ibbotson Growth Allocation VCT Portfolio
SCHEDULE OF INVESTMENTS 3/31/08 (UNAUDITED)

Shares                                                         Value
         MUTUAL FUNDS - 99.9%
         NON-PIONEER FUNDS - 17.1%
544,284  AIM Trimark Small Companies Fund Institutional Class $     6,689,245
272,873  AIM Global Real Estate Fund Institutional Class             3,509,152
432,693  AIM Global Aggressive Growth Fund Institutional Clas        9,095,201
154,790  AIM International Growth Fund Institutional Class           4,591,085
328,908  BlackRock Fundamental Growth Fund Institutional Clas        7,012,328
239,643  BlackRock International Index Fund Institutional Cla        3,434,088
123,158  BlackRock Value Opportunities Fund Institutional Cla        2,246,387
611,483  Oppenheimer Commodity Strategy Total Return Fund Cla        5,014,160
            Total Investments in Non-Pioneer Funds
            (Cost $44,302,178)                                     41,591,646

         PIONEER FUNDS - 82.8%
2,614,625Pioneer Bond Fund Class Y                                 24,002,255
401,551  Pioneer Cullen Value Fund Class Y                           7,970,779
260,563  Pioneer Emerging Markets Fund Class Y                       9,406,341
154,716  Pioneer Europe Select Equity Fund Class Y                   4,879,737
480,244  Pioneer Fund Class Y                                      20,645,704
550,754  Pioneer Global High Yield Fund Class Y                      6,003,223
27,222   Pioneer Government Income Fund Class Y                      263,237
269,321  Pioneer Growth Opportunities Fund Class Y                   5,887,356
252,708  Pioneer High Yield Fund Class Y                             2,491,700
1,005,846Pioneer Independence Fund Class Y                         11,094,485
561,549  Pioneer International Equity Fund Class Y                 13,078,486
331,552  Pioneer Mid-Cap Growth Fund Class Y                         4,721,300
442,926  Pioneer Mid-Cap Value Fund Class Y                          9,292,593
774,170  Pioneer Oak Ridge Large Cap Growth Fund Class Y             9,491,323
288,831  Pioneer Real Estate Shares Fund Class Y                     6,469,804
2,833,003Pioneer Research Fund Class Y                             26,063,627
2,440,440Pioneer Short Term Income Fund Class Y                    23,623,461
273,903  Pioneer Small Cap Value Fund Class Y                        5,987,511
241,644  Pioneer Strategic Income Fund Class Y                       2,522,763
519,060  Pioneer Value Fund Class Y                                  6,851,588
            Total Investments in Pioneer Funds
            (Cost $221,441,615)                                  200,747,273

         TOTAL INVESTMENTS IN SECURITIES - 99.9%
         (Cost $265,743,793)(a)                               $ 242,338,919
         OTHER ASSETS AND LIABILITIES - 0.1%                  $   208,721
         TOTAL NET ASSETS - 100.0%                            $ 242,547,640

         (a) At March 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $265,743,793 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                      there is an excess of value over tax co $     2,373,549
                 Aggregate gross unrealized loss for all investments in which
                      there is an excess of tax cost over val    (25,778,423)
                 Net unrealized loss                          $ (23,404,874)

         FAS 157 Footnote Disclosures

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March
             31, 2008, in valuing the Fund's assets:

Valuation Inputs                                             Investments
							    in Securities
Level 1 - Quoted Prices                                      242,338,919
Level 2 - Other Significant Observable Inputs                0
Level 3 - Significant Unobservable Inputs		     0
Total                                                        242,338,919


Pioneer Ibbotson Aggressive Allocation VCT Portfolio
SCHEDULE OF INVESTMENTS 3/31/08 (UNAUDITED)

Shares                                                         Value
         MUTUAL FUNDS - 100.0%
         NON-PIONEER FUNDS - 18.4%
24,713   AIM Trimark Small Companies Fund Institutional Class $        303,719
17,214   AIM Global Real Estate Fund Institutional Class                221,371
31,358   AIM Global Aggressive Growth Fund Institutional Clas           659,138
7,260    AIM International Growth Fund Institutional Class              215,321
15,770   BlackRock Fundamental Growth Fund Institutional Clas           336,212
6,289    BlackRock Value Opportunities Fund Institutional Cla           114,705
27,516   Oppenheimer Commodity Strategy Total Return Fund Cla           225,632
            Total Investments in Non-Pioneer Funds
            (Cost $2,224,044)                                        2,076,098

         PIONEER FUNDS - 81.6%
91,620   Pioneer Bond Fund Class Y                                      841,072
26,160   Pioneer Cullen Value Fund Class Y                              519,280
15,475   Pioneer Emerging Markets Fund Class Y                          558,635
14,422   Pioneer Europe Select Equity Fund Class Y                      454,884
26,714   Pioneer Fund Class Y                                        1,148,414
9,123    Pioneer Global High Yield Fund Class Y                           99,438
18,177   Pioneer Growth Opportunities Fund Class Y                      397,359
54,649   Pioneer Independence Fund Class Y                              602,782
34,381   Pioneer International Equity Fund Class Y                      800,726
23,423   Pioneer Mid-Cap Growth Fund Class Y                            333,550
26,852   Pioneer Mid-Cap Value Fund Class Y                             563,345
28,706   Pioneer Oak Ridge Large Cap Growth Fund Class Y                351,930
16,212   Pioneer Real Estate Shares Fund Class Y                        363,138
160,550  Pioneer Research Fund Class Y                               1,477,060
3,196    Pioneer Short Term Income Fund Class Y                           30,941
15,662   Pioneer Small Cap Value Fund Class Y                           342,361
25,047   Pioneer Value Fund Class Y                                     330,626
            Total Investments in Pioneer Funds
            (Cost $10,106,258)                                       9,215,541

         TOTAL INVESTMENTS IN SECURITIES - 100.0%
         (Cost $12,330,302)(a)                                $   11,291,639
         OTHER ASSETS AND LIABILITIES - (0.0%)                $     (3,202)
         TOTAL NET ASSETS - 100.0%                            $   11,288,437

         (a) At March 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $12,330,302 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                      there is an excess of value over tax co $        246,079
                 Aggregate gross unrealized loss for all investments in which
                      there is an excess of tax cost over val      (1,284,742)
                 Net unrealized loss                          $   (1,038,663)

         FAS 157 Footnote Disclosures

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of March
             31, 2008, in valuing the Fund's assets:


Valuation Inputs                                             Investments
							    in Securities
Level 1 - Quoted Prices                                      11,291,639
Level 2 - Other Significant Observable Inputs                0
Level 3 - Significant Unobservable Inputs                    0
Total                                                        11,291,639


          Pioneer Independence VCT Portfolio VA-US
          SCHEDULE OF INVESTMENTS  3/31/2008 (unaudited)

Shares                                                            Value

          COMMON STOCKS - 98.3 %
          Energy - 8.8 %
          Integrated Oil & Gas - 4.4 %
8,707     Hess Corp.                                           $   767,783
2,300     Suncor Energy, Inc.                                      221,605
                                                               $   989,388
          Oil & Gas Equipment & Services - 2.3 %
6,900     Weatherford International, Inc. *                    $   500,043
          Oil & Gas Exploration & Production - 2.1 %
2,300     Devon Energy Corp.                                   $   239,959
3,800     XTO Energy, Inc.                                         235,068
                                                               $   475,027
          Total Energy                                         $ 1,964,458
          Materials - 4.6 %
          Diversified Metals & Mining - 4.6 %
10,700    Freeport-McMoRan Copper & Gold, Inc. (Class B)       $ 1,029,554
          Total Materials                                      $ 1,029,554
          Capital Goods - 13.2 %
          Aerospace & Defense - 12.0 %
5,600     Boeing Co.                                           $   416,472
2,200     General Dynamics Corp.                                   183,414
11,700    Honeywell International, Inc.                            660,114
4,600     L-3 Communications Holdings, Inc.                        502,964
13,500    United Technologies Corp.                                929,070
                                                               $ 2,692,034
          Electrical Component & Equipment - 1.2 %
500       First Solar, Inc. *                                  $   115,570
3,900     Suntech Power Holdings (A.D.R.) *                        158,184
                                                               $   273,754
          Total Capital Goods                                  $ 2,965,788
          Consumer Durables & Apparel - 1.7 %
          Footwear - 1.7 %
5,700     Nike, Inc.                                           $   387,600
          Total Consumer Durables & Apparel                    $   387,600
          Media - 1.2 %
          Movies & Entertainment - 1.2 %
8,800     The Walt Disney Co.                                  $   276,144
          Total Media                                          $   276,144
          Retailing - 4.2 %
          Apparel Retail - 4.2 %
3,800     Abercrombie & Fitch Co.                              $   277,932
20,400    TJX Companies, Inc.                                      674,628
                                                               $   952,560
          Total Retailing                                      $   952,560
          Food & Drug Retailing - 0.4 %
          Drug Retail - 0.4 %
2,000     CVS Corp.                                            $    81,020
          Total Food & Drug Retailing                          $    81,020
          Food Beverage & Tobacco - 0.9 %
          Soft Drinks - 0.9 %
3,400     Coca-Cola Co.                                        $   206,958
          Total Food Beverage & Tobacco                        $   206,958
          Health Care Equipment & Services - 0.4 %
          Health Care Equipment - 0.4 %
6,617     Insulet Corp. *                                      $    95,285
          Total Health Care Equipment & Services               $    95,285
          Pharmaceuticals & Biotechnology - 11.4 %
          Biotechnology - 1.9 %
8,200     Gilead Sciences, Inc. *                              $   422,546
          Pharmaceuticals - 9.5 %
49,300    Bristol-Myers Squibb Co.                             $ 1,050,090
23,404    Teva Pharmaceutical Industries, Ltd.                   1,081,031
                                                               $ 2,131,121
          Total Pharmaceuticals & Biotechnology                $ 2,553,667
          Banks - 2.7 %
          Diversified Banks - 0.7 %
6,000     Wachovia Corp.                                       $   162,000
          Regional Banks - 1.3 %
5,138     SunTrust Banks, Inc.                                 $   283,309
          Thrifts & Mortgage Finance - 0.7 %
6,500     Federal National Mortgage Association *              $   171,080
          Total Banks                                          $   616,389
          Diversified Financials - 6.5 %
          Consumer Finance - 0.3 %
1,400     American Express Co.                                 $    61,208
          Investment Banking & Brokerage - 2.3 %
7,900     Lehman Brothers Holdings, Inc.                       $   297,356
4,800     Morgan Stanley                                           219,360
                                                               $   516,716
          Diversified Financial Services - 2.1 %
5,800     Bank of America Corp.                                $   219,878
11,500    Citigroup, Inc.                                          246,330
                                                               $   466,208
          Specialized Finance - 1.8 %
2,300     Intercontinental Exchange Inc. *                     $   300,150
1,200     Nymex Holdings, Inc.                                     108,756
                                                               $   408,906
          Total Diversified Financials                         $ 1,453,038
          Insurance - 2.0 %
          Multi-Line Insurance - 2.0 %
10,108    American International Group, Inc.                   $   437,171
          Total Insurance                                      $   437,171
          Software & Services - 9.4 %
          Internet Software & Services - 4.8 %
13,100    Akamai Technologies, Inc. *                          $   368,896
1,600     Google, Inc. *                                           704,752
                                                               $ 1,073,648
          Systems Software - 4.6 %
52,300    Oracle Corp. *                                       $ 1,022,988
          Total Software & Services                            $ 2,096,636
          Technology Hardware & Equipment - 21.0 %
          Communications Equipment - 12.8 %
23,850    Cisco Systems, Inc. *                                $   574,547
21,400    Corning, Inc. *                                          514,456
15,220    F5 Networks, Inc. *                                      276,547
14,555    Foundry Networks, Inc. *                                 168,547
9,280     Juniper Networks, Inc. *                                 232,000
19,800    Nokia Corp. (A.D.R.)                                     630,234
4,200     Research In Motion, Ltd. *                               471,366
                                                               $ 2,867,697
          Computer Hardware - 8.2 %
7,700     Apple, Inc. *                                        $ 1,104,950
16,200    Hewlett-Packard Co.                                      739,692
                                                               $ 1,844,642
          Total Technology Hardware & Equipment                $ 4,712,339
          Semiconductors - 9.9 %
          Semiconductor Equipment - 2.2 %
25,500    Applied Materials, Inc.                              $   497,505
          Semiconductors - 7.7 %
28,600    Broadcom Corp. *                                     $   551,122
54,800    Intel Corp.                                            1,160,664
                                                               $ 1,711,786
          Total Semiconductors                                 $ 2,209,291
          TOTAL COMMON STOCKS
          (Cost  $22,262,940)                                  $22,037,898
          TOTAL INVESTMENT IN SECURITIES - 98.3%
          (Cost  $22,262,940) (a)                              $22,037,898
          OTHER ASSETS AND LIABILITIES - 1.7%                  $   379,387
          TOTAL NET ASSETS - 100.0%                            $22,417,285


*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $22,316,313 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost        $ 4,197,959

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value          (4,423,001)

          Net unrealized gain                                    $  (225,042)

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:


Valuation Inputs                                Investment   Other Financial
					       in securities    Instruments
Level 1 - Quoted Prices                          22,037,898        0
Level 2 - Other Significant Observable Inputs       0              0
Level 3 - Significant Unobservable Inputs          0               0
Total                                            22,037,898        0


           Pioneer International Value VCT Portfolio
           SCHEDULE OF INVESTMENTS  3/31/2008 (unaudited)

Shares                                                            Value

           PREFERRED STOCKS - 1.7 %
           Automobiles & Components - 0.7 %
           Automobile Manufacturers - 0.7 %
1,820      Porsche AG                                          $   333,727
           Total Automobiles & Components                      $   333,727
           Utilities - 1.1 %
           Multi-Utilities - 1.0 %
5,562      RWE AG                                              $   530,403
           Total Utilities                                     $   530,403
           TOTAL PREFERRED STOCKS
           (Cost  $1,235,757)                                  $   864,130
           COMMON STOCKS - 97.0 %
           Energy - 10.3 %
           Coal & Consumable Fuels - 0.9 %
308,000    Yanzhou Coal Mining Co., Ltd. *                     $   437,315
           Integrated Oil & Gas - 6.8 %
10,200     Gazprom  (A.D.R.) *                                 $   515,100
8,043      Petrobras Brasileiro (A.D.R.)                           681,162
12,305     Repsol SA                                               424,314
30,673     Royal Dutch Shell Plc                                 1,057,700
9,681      Total SA                                                719,277
                                                               $ 3,397,553
           Oil & Gas Equipment & Services - 1.2 %
9,754      Sbm Offshore N.V. *                                 $   314,296
3,685      Technip                                                 284,951
                                                               $   599,247
           Oil & Gas Exploration & Production - 1.2 %
414,862    Cnooc, Ltd.                                         $   610,045
           Oil & Gas Refining & Marketing - 0.2 %
1,900      Petroplus Holdings AG *                             $   116,898
           Total Energy                                        $ 5,161,058
           Materials - 10.4 %
           Construction Materials - 1.3 %
6,805      CRH Plc                                             $   258,441
3,952      Holcim, Ltd.                                            414,680
                                                               $   673,121
           Diversified Chemical - 0.9 %
15,000     Nissan Chemical Industries, Ltd. *                  $   160,230
86,000     UBE Industries, Ltd. *                                  279,584
                                                               $   439,814
           Diversified Metals & Mining - 7.0 %
29,934     Broken Hill Proprietary Co., Ltd.                   $   982,471
26,440     Companhia Vale do Rio Doce (A.D.R.)                     770,726
7,642      Freeport-McMoRan Copper & Gold, Inc. (Class B)          735,313
8,955      Rio Tinto Plc                                           928,905
6,000      Sumioto Metal Minning Co., Ltd. *                       112,388
                                                               $ 3,529,803
           Fertilizers & Agricultural Chemicals - 0.6 %
4,790      Yara International ASA *                            $   278,141
           Industrial Gases - 0.6 %
37,100     Taiyo Nippon Sanso Corp. *                          $   297,755
           Total Materials                                     $ 5,218,634
           Capital Goods - 13.1 %
           Aerospace & Defense - 1.6 %
48,880     Bae Systems *                                       $   467,835
5,166      Thomson CSF *                                           334,542
                                                               $   802,377
           Building Products - 0.8 %
21,578     Asahi Glass Co., Ltd. *                             $   239,134
2,290      Compagnie de Saint Gobain                               186,975
                                                               $   426,109
           Construction & Farm Machinery & Heavy Trucks - 2.5 %
12,950     Daewoo Heavy Industries & Machinery, Ltd. *         $   495,077
1,537      Hyundai Heavy Industries Co., Ltd. *                    576,627
5,800      Komatsu, Ltd. *                                         164,368
                                                               $ 1,236,072
           Electrical Component & Equipment - 0.6 %
24,600     Sumitomo Electric Industries, Ltd. *                $   311,903
           Heavy Electrical Equipment - 0.7 %
38,554     Mitsubishi Electric Corp. *                         $   339,534
           Industrial Conglomerates - 3.4 %
78,235     Kepple Corp., Ltd.                                  $   565,920
41,400     Hutchinson Whampoa, Ltd.                                394,821
6,723      Siemens                                                 734,735
                                                               $ 1,695,476
           Industrial Machinery - 1.0 %
14,857     AB SKF                                              $   299,043
13,000     Nabtesco Corp. *                                        178,485
                                                               $   477,528
           Trading Companies & Distributors - 2.5 %
45,000     Itochu Corp. *                                      $   446,149
14,000     Marubeni Corp. *                                        103,972
17,577     Mitsubishi Corp. *                                      541,264
17,806     Wolseley Plc                                            186,490
                                                               $ 1,277,875
           Total Capital Goods                                 $ 6,566,874
           Commercial Services & Supplies - 0.3 %
           Office Services & Supplies - 0.3 %
11,564     Corporate Express *                                 $   134,481
           Total Commercial Services & Supplies                $   134,481
           Transportation - 2.5 %
           Air Freight & Couriers - 0.3 %
4,471      TNT NV                                              $   166,060
           Airlines - 0.2 %
23,554     Ryanair Holdiongs Plc *                             $   102,499
           Railroads - 2.0 %
321,000    China Railway Group, Ltd. *                         $   313,967
82         East Japan Railway Co. *                                682,169
                                                               $   996,136
           Total Transportation                                $ 1,264,695
           Automobiles & Components - 3.4 %
           Auto Parts & Equipment - 0.9 %
14,624     Denso Corp. *                                       $   473,697
           Automobile Manufacturers - 2.0 %
38,100     Isuzu Motors, Ltd. *                                $   190,883
15,816     Toyota Motor Co.                                        796,518
                                                               $   987,401
           Tires & Rubber - 0.4 %
2,270      Compagnie Generale des Etablissements Michelin *    $   236,716
           Total Automobiles & Components                      $ 1,697,814
           Consumer Durables & Apparel - 0.9 %
           Consumer Electronics - 0.6 %
8,000      Sony Corp. *                                        $   319,790
           Homebuilding - 0.3 %
2,700      Daito Trust Construction Co., Ltd. *                $   139,547
           Total Consumer Durables & Apparel                   $   459,337
           Consumer Services - 0.4 %
           Hotels, Resorts & Cruise Lines - 0.4 %
4,390      Carnival Corp.                                      $   177,707
           Total Consumer Services                             $   177,707
           Media - 3.1 %
           Broadcasting & Cable TV - 2.8 %
14,483     British Sky Broadcasting plc                        $   160,352
46,570     Eutelsat Communications                               1,271,661
                                                               $ 1,432,013
           Publishing - 0.3 %
11,029     Reed Elsevier Plc                                   $   140,065
           Total Media                                         $ 1,572,078
           Retailing - 2.6 %
           Department Stores - 2.1 %
544,600    New World Department Store China, Ltd. *            $   639,468
1,624      Pinault-Printemps Redoute                               240,939
16,000     Takashimaya Co., Ltd. *                                 181,325
                                                               $ 1,061,732
           Internet Retail - 0.5 %
20         Dena Co., Ltd. *                                    $   128,075
1,500      Japan Petroleum Exploration Co., Ltd. *                  99,483
                                                               $   227,558
           Total Retailing                                     $ 1,289,290
           Food & Drug Retailing - 3.3 %
           Food Retail - 2.7 %
2,600      Lawson, Inc. *                                      $   115,049
11,700     Seven & I Holdings Co., Ltd. *                          297,201
78,030     William Morrison Supermarkets Plc                       426,185
19,800     Woolworths, Ltd.                                        525,556
                                                               $ 1,363,991
           Hypermarkets & Supercenters - 0.6 %
3,916      Carrefour Supermarch *                              $   301,835
           Total Food & Drug Retailing                         $ 1,665,826
           Food Beverage & Tobacco - 4.8 %
           Brewers - 1.1 %
2,944      Heineken NV *                                       $   170,940
21,600     Kirin Holdings Co., Ltd.                                410,852
                                                               $   581,792
           Packaged Foods & Meats - 2.1 %
17,839     Unilever NV CVA                                     $   598,943
4,320      Wimm-Bill-Dann *                                        442,714
                                                               $ 1,041,657
           Tobacco - 1.6 %
20,954     British American Tobacco Plc                        $   783,916
           Total Food Beverage & Tobacco                       $ 2,407,365
           Household & Personal Products - 1.7 %
           Household Products - 1.7 %
16,880     Kao Corp. *                                         $   478,373
4,690      Reckitt Benckiser Plc                                   260,193
1,800      Uni-Charm Corp. *                                       132,281
                                                               $   870,847
           Total Household & Personal Products                 $   870,847
           Health Care Equipment & Services - 0.8 %
           Health Care Facilities - 0.5 %
32,020     Southern Cross Healthcare, Ltd.                     $   238,039
           Health Care Services - 0.3 %
2,757      Fresenius Medical Care AG                           $   138,530
           Total Health Care Equipment & Services              $   376,569
           Pharmaceuticals & Biotechnology - 2.7 %
           Pharmaceuticals - 2.7 %
15,464     Bristol-Myers Squibb Co.                            $   329,383
2,488      Roche Holdings AG                                       468,108
4,790      Shire Pharmaceuticals Group Plc  (A.D.R.)               277,628
5,309      Takeda Chemical Industries, Ltd. *                      268,274
                                                               $ 1,343,393
           Total Pharmaceuticals & Biotechnology               $ 1,343,393
           Banks - 12.7 %
           Diversified Banks - 12.7 %
60,296     Banco Santander Central Hispano SA                  $ 1,200,339
9,960      BNP Paribas SA                                        1,005,679
39,532     Development Bank of Singapore, Ltd.                     519,100
8,051      Dexia                                                   229,442
8,651      Kookmin Bank (A.D.R.) *                                 484,889
100        Mitsubishi UFJ Financial Group, Inc. *                      870
120,981    Royal Bank of Scotland Group Plc                        808,728
2,817      Societe Generale                                        275,124
29,776     Standard Bank Group, Ltd.                               323,474
50         Sumitomo Mitsui Financial Group, Inc. *                 329,903
5,256      Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)    613,060
27,630     Westpac Banking Corp.                                   601,517
                                                               $ 6,392,125
           Total Banks                                         $ 6,392,125
           Diversified Financials - 3.6 %
           Asset Management & Custody Banks - 0.6 %
10,741     Azimut Holding SpA *                                $   111,609
16,491     Man Group Plc                                           179,417
                                                               $   291,026
           Consumer Finance - 0.3 %
1,300      ORIX Corp. *                                        $   177,676
           Diversified Capital Markets - 2.4 %
16,530     CS Group                                            $   840,560
3,250      Deutsche Bank AG                                        367,398
                                                               $ 1,207,958
           Investment Banking & Brokerage - 0.3 %
12,894     ICAP Plc                                            $   145,414
           Total Diversified Financials                        $ 1,822,074
           Insurance - 3.2 %
           Multi-Line Insurance - 2.9 %
3,250      Allianz AG                                          $   643,884
25,897     Aviva Plc                                               316,862
13,901     AXA                                                     502,663
                                                               $ 1,463,409
           Reinsurance - 0.3 %
1,600      Swiss Re *                                          $   139,786
           Total Insurance                                     $ 1,603,195
           Real Estate - 0.7 %
           Real Estate Management & Development - 0.7 %
17,875     Mitsui Fudosan Co. *                                $   363,500
           Total Real Estate                                   $   363,500
           Software & Services - 1.6 %
           Home Entertainment Software - 1.2 %
4,600      Konami Corp. *                                      $   174,854
800        Nintendo Corp., Ltd. *                                  410,110
                                                               $   584,964
           IT Consulting & Other Services - 0.4 %
3,797      Cap Gemini SA *                                     $   216,448
           Total Software & Services                           $   801,412
           Technology Hardware & Equipment - 2.6 %
           Communications Equipment - 0.8 %
12,012     Nokia Oyj *                                         $   381,830
           Electronic Equipment & Instruments - 1.2 %
6,000      Fuji Photo Film Co., Ltd. *                         $   213,013
20,257     Hitachi, Ltd. *                                         120,407
4,600      Hoya Corp. *                                            108,959
19,091     Yaskawa Electric Corp.                                  181,749
                                                               $   624,128
           Office Electronics - 0.6 %
6,345      Canon, Inc.                                         $   293,823
           Total Technology Hardware & Equipment               $ 1,299,781
           Semiconductors - 1.9 %
           Semiconductor Equipment - 0.5 %
4,385      Tokyo Electron, Ltd. *                              $   271,118
           Semiconductors - 1.4 %
51,550     Hon Hai Precision Industry, (G.D.R.) *              $   583,985
15,230     Infineon Technologies AG *                              107,490
                                                               $   691,475
           Total Semiconductors                                $   962,593
           Telecommunication Services - 6.7 %
           Integrated Telecom Services - 1.2 %
23,290     Tele2 AB (B Shares) *                               $   440,063
19,315     Telekomunikacja Polska SA                               191,677
                                                               $   631,740
           Wireless Telecommunication Services - 5.5 %
10,709     America Movil (A.D.R.)                              $   682,056
9,152      China Mobile (Hong Kong), Ltd. (A.D.R.) *               686,492
43         KDDI Corp. *                                            265,590
6,277      Mobile Telesystems (A.D.R.) *                           476,110
35,193     Reliance Communications, Ltd.                           447,762
62,724     Vodafone Group Plc                                      187,742
                                                               $ 2,745,752
           Total Telecommunication Services                    $ 3,377,492
           Utilities - 3.7 %
           Electric Utilities - 1.3 %
3,581      E.On AG                                             $   667,387
           Gas Utilities - 0.9 %
123,000    Tokyo Gas Co., Ltd. *                               $   498,050
           Multi-Utilities - 1.3 %
23,929     National Grid Plc                                   $   328,060
5,220      Suez Lyonnaise des Eaux                                 342,673
                                                               $   670,733
           Total Utilities                                     $ 1,836,170
           TOTAL COMMON STOCKS
           (Cost  $50,013,749)                                 $48,664,310
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 1.7 %
           Repurchase Agreement - 1.7 %
420,000    Barclays Plc, 2.75%, dated 3/31/08, repurchase price
           of $420,000 plus accrued interest on 4/1/08 collateralized by the following:
               $154,520 Federal National Mortgage Association, 5.5 - 6.5%, 2/1/23 - 1/1/48
               $314,019 Federal National Mortgage Association (ARM), 4.44 -
7.029 %,
                      1/1/34 - 9/1/37
               $52,030 Federal Home Loan Mortgage Corp., 4.182 - 4.728%,
		12/1/34 - 6/1/35
               $31,406 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - $   420,000

420,000 JP Morgan Chase & Co., 2.65%, dated 3/31/08, repurchase price of $420,000 plus accrued interest on 4/1/08 collateralized by $542,157 Federal National Mortgage Association, 5.0-10.0%,
           10/1/14-3/1/38                                          420,000
                                                               $   840,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $840,000)                                    $   840,000
           TOTAL INVESTMENT IN SECURITIES - 100.4%
           (Cost  $52,089,506) (a)                             $50,368,440
           OTHER ASSETS AND LIABILITIES - (0.4)%               $ (184,321)
           TOTAL NET ASSETS - 100.0%                           $50,184,119


(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

*           Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $613,060 or 1.2% of total net assets.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $52,089,506 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost       $  10,977,964

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value         (12,699,030)

           Net unrealized gain                                   $  (1,721,066)

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investment     Other Financial
					   in securities      Instruments
Level 1 - Quoted Prices                          6,474,137       0
Level 2 - Other Significant Observable Inputs   43,894,303     446,608
Level 3 - Significant Unobservable Inputs          0              0
Total                                            50,368,440    446,608

                   Pioneer Strategic Income VCT Portfolio
                   Schedule of Investments  3/31/08 (unaudited)

    Principal Floating
    Amount($) Rate (b)                                                 Value
                   CONVERTIBLE CORPORATE BONDS - 0.3 %
                   Capital Goods - 0.3 %
                   Trading Companies & Distributors - 0.3 %
    275,000        Wesco Distribution, Inc., 1.750%, 11/15/26      $   227,906
                   Total Capital Goods                             $   227,906
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost  $230,482)                                $   227,906

                   ASSET BACKED SECURITIES - 3.5 %
                   Energy - 0.3 %
                   Oil & Gas Equipment & Services - 0.3 %
    135,000        Nakilat, Inc., 6.267% 12/31/33 (144A)           $   120,420
    100,000  7.74  Sevan Marine ASA, Floating Rate Note, 5/14/13 (1     91,500
                                                                   $   211,920
                   Total Energy                                    $   211,920
                   Consumer Services - 0.3 %
                   Restaurants - 0.3 %
    299,356        Dunkin Brands Master Finance LLC,  8.28%, 6/20/3$   260,439
                   Total Consumer Services                         $   260,439
                   Food & Drug Retailing - 0.3 %
                   Food Retail - 0.3 %
    355,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37$   266,250
                   Total Food & Drug Retailing                     $   266,250
                   Banks - 0.3 %
                   Diversified Banks - 0.1 %
    115,000  2.75  SAIL 2006-BNC3 A3, Floating Rate Note,  9/25/36 $    76,483
                   Thrifts & Mortgage Finance - 0.1 %
    100,000  2.70  Carrington Mortgage, Floating Rate Note, 10/25/3$    89,123
                   Total Banks                                     $   165,606
                   Diversified Financials - 1.1 %
                   Consumer Finance - 0.1 %
    100,000  3.04  RASC 2005-KS7 M1, Floating Rate Note,  8/25/35  $    82,662
    14,034         Realkredit Danmark, 7.0%, 10/1/32                     3,196
                                                                   $    85,858
                   Investment Banking & Brokerage - 0.1 %
    120,000  2.76  MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37  $   103,430
                   Diversified Financial Services - 0.4 %
    18,759   3.14  First Franklin Mortgage Loan Asset, Backed Certi$    16,488
    149,182        PF Export Receivable Master Trust, 6.436%, 6/1/1    151,121
    181,333        Power Receivables Finance LLC, 6.29%, 1/1/12 (14    189,748
                                                                   $   357,357
                   Specialized Finance - 0.4 %
    100,000  4.25  Aegis Asset Backed Securities, Floating Rate Not$    62,770
    240,000  4.70  Alfa Dividend Payment Rights, Floating Rate Note    229,200
                                                                   $   291,970
                   Total Diversified Financials                    $   838,615
                   Utilities - 0.9 %
                   Electric Utilities - 0.8 %
    188,680        FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (14$   197,642
    347,066        Ormat Funding Corp., 8.25%, 12/30/20                348,801
    170,998        Tenaska Alabama, 7.0%, 6/30/21 (144A)               159,493
                                                                   $   705,936
                   Total Utilities                                 $   705,936
                   Government - 0.3 %
    246,899        Republic of Columbia, 9.75%, 4/9/11             $   271,589
                   Total Government                                $   271,589
                   TOTAL ASSET BACKED SECURITIES
                   (Cost  $2,800,253)                              $ 2,720,355

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2 %
                   Materials - 0.5 %
                   Forest Products - 0.5 %
    365,000        TSTAR 2006-1, 7.5296%, 10/15/36 (144A)          $   325,945
    40,000         TSTAR 2006-1, 5.668%, 10/15/36                       36,782
                                                                   $   362,727
                   Total Materials                                 $   362,727
                   Banks - 0.2 %
                   Thrifts & Mortgage Finance - 0.1 %
    56,259   3.52  Global Tower Partners Acquisition, Floating Rate$    47,875
    110,000        SBA CMBS Trust, 6.904%, 11/15/36                     99,021
                                                                   $   146,896
                   Total Banks                                     $   146,896
                   Diversified Financials - 0.5 %
                   Investment Banking & Brokerage - 0.2 %
    194,813  2.81  BSMF 2007-AR4 2A1, Floating Rate Note, 4/25/37  $   146,509
                   Diversified Financial Services - 0.3 %
    8,819    7.28  Countrywide Home Loans, Floating Rate Note, 9/25$     9,028
    49,846   3.25  CS First Boston Mortgage Security, Floating Rate     41,925
    80,000         Global Signal, 7.036%, 2/15/36 (144A)                72,736
    155,000        Tower 2004-2A F, 6.376%, 12/15/14                   125,504
                                                                   $   249,193
                   Specialized Finance - 0.0 %
    15,563   2.90  INDX 2004-AR1 2A, Floating Rate Note, 4/25/34   $    14,247
                   Total Diversified Financials                    $   409,949
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost  $1,017,147)                              $   919,572

                   CORPORATE BONDS - 41.9 %
                   Energy - 5.2 %
                   Coal & Consumable Fuels - 0.6 %
    500,000        Massey Energy Co., 6.875%, 12/15/13             $   483,750
                   Oil & Gas Drilling - 0.4 %
    267,603        DDI Holding AS, 9.3%, 1/19/12 (144A)            $   264,927
    75,000         DDI Holdings AS, 9.3%, 4/23/12 (144A)                75,653
                                                                   $   340,580
                   Oil & Gas Equipment & Services - 0.5 %
    225,000        Complete Production Service, Inc., 8.0%, 12/15/1$   216,000
    110,000        Nakilat, Inc., 6.067%, 12/31/33 (144A)               99,958
    100,000        White Pine Hydro Portfolio LLC, 7.26%, 7/20/15      102,540
                                                                   $   418,498
                   Oil & Gas Exploration & Production - 2.5 %
    210,000        Baytex Energy, Ltd., 9.625%, 7/15/10            $   212,100
    145,000        Canadian Natural Resources, Ltd., 5.9%, 2/1/18      148,351
    245,000        Compton Petroleum Corp., 7.625%, 12/1/13            234,588
    231,149        Gazprom International SA, 7.201%, 2/1/20            235,771
    170,000        Harvest Operations Corp., 7.875%, 10/15/11          155,550
    165,000        Hilcorp Energy Co., 7.75%, 11/1/15 (144A)           154,688
    170,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)       169,932
    300,000        Parallel Petroleum Corp., 10.25%, 8/1/14            287,250
NOK 500,000        Petromena AS, 9.75%, 5/24/12 (144A)                  94,173
    200,000        Quicksilver Resources, Inc., 7.125%, 4/1/16         193,000
    45,000         Southern Star Central Corp., 6.75%, 3/1/16           43,200
                                                                   $ 1,928,603
                   Oil & Gas Refining & Marketing - 0.1 %
    125,000        Verasun Energy Corp., 9.875%, 12/15/12          $   115,625
                   Oil & Gas Storage & Transportation - 0.9 %
    105,000        Buckeye Partners LP, 6.05%, 1/15/18             $   107,241
    30,000         Copano Energy LLC, 8.125%, 3/1/16                    31,050
    75,000         Inergy LP, 8.25%, 3/1/16                             76,688
    280,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            290,792
    150,000        Semgroup LP, 8.75%, 11/15/15 (144A)                 137,250
    165,000        Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)    132,000
                                                                   $   775,021
                   Total Energy                                    $ 4,062,077
                   Materials - 3.5 %
                   Aluminum - 0.7 %
    95,000         Aleris International, Inc., 9.0%, 12/15/14      $    69,350
    205,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)       184,500
    225,000        CII Carbon LLC, 11.125%, 11/15/15                   200,250
    140,000        Novelis, Inc., 7.25%, 02/15/15                      123,900
                                                                   $   578,000
                   Commodity Chemicals - 0.7 %
    110,000        Arco Chemical Co., 9.8%, 2/1/20                 $    92,400
    420,000        Georgia Gulf Corp., 9.5%, 10/15/14                  324,450
EUR 100,000        Kronos International, Inc., 6.5%, 4/15/13           108,055
                                                                   $   524,905
                   Construction Materials - 0.1 %
    120,000        U.S. Concrete, Inc., 8.375%, 4/1/14             $    94,200
                   Diversified Chemical - 0.6 %
    130,000        Basell Finance Co., 8.1%, 3/15/27 (144A)        $    86,450
EUR 225,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)    257,322
EUR 145,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)                166,973
                                                                   $   510,745
                   Diversified Metals & Mining - 0.4 %
    70,000         American Rock Salt Co., LLC, 9.5%, 3/15/14      $    71,750
    100,000  8.39  Freeport-McMoran Copper & Gold, Floating Rate No     97,625
    50,000   8.74  Noranda Aluminum Acquisition Corp., Floating Rat     39,250
    100,000        Vale Overseas, Ltd., 6.25%, 1/11/16                  99,745
                                                                   $   308,370
                   Forest Products - 0.2 %
    205,000        Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12      $   117,875
                   Metal & Glass Containers - 0.1 %
EUR 65,000         Consol Glass, Ltd., 7.625%, 4/15/14 (144A)      $    74,850
                   Paper Packaging - 0.7 %
    415,000        Graham Packaging Co., 8.5%, 10/15/12            $   373,500
    205,000        Graphic Packaging Co., 9.5%, 8/15/13                196,800
                                                                   $   570,300
                   Total Materials                                 $ 2,779,245
                   Capital Goods - 2.0 %
                   Construction & Engineering - 0.2 %
    160,000        Dycom Industries, Inc., 8.125%, 10/15/15        $   150,400
                   Construction, Farm Machinery & Heavy Trucks - 0.5 %
    130,000        Commercial Vehicle Group, Inc., 8.0%, 7/1/13    $   106,600
    270,000        Greenbrier Co., Inc., 8.375%, 5/15/15               253,800
    65,000         Titan Wheel International, Inc., 8.0%, 1/15/12       63,700
                                                                   $   424,100
                   Electrical Component & Equipment - 0.5 %
    170,000        Baldor Electric Co., 8.625%, 2/15/17            $   168,300
    245,000        Caiua Service Electricidad SA, 11.125%, 4/2/49 (    221,725
                                                                   $   390,025
                   Industrial Machinery - 0.3 %
    150,000        Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $   148,500
    65,000         Mueller Water Products, Inc., 7.375%, 6/1/17         56,063
                                                                   $   204,563
                   Trading Companies & Distributors - 0.4 %
    325,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $   317,568
    50,000         United Rentals NA, Inc., 6.5%, 2/15/12               45,250
                                                                   $   362,818
                   Total Capital Goods                             $ 1,531,906
                   Commercial Services & Supplies - 0.8 %
                   Diversified Commercial Services - 0.7 %
    50,000         FTI Consulting, Inc., 7.75%, 10/1/16            $    51,750
    500,000  7.94  NCO Group, Inc., Floating Rate Note, 11/15/13       405,000
    145,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14        114,550
                                                                   $   571,300
                   Environmental & Facilities Services - 0.1 %
    80,000         Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $    85,600
                   Total Commercial Services & Supplies            $   656,900
                   Transportation - 1.3 %
                   Air Freight & Couriers - 0.3 %
EUR 210,000        Ceva Group Plc, 8.5%, 12/1/14 (144A)            $   233,542
                   Marine - 0.3 %
    85,000         CMA CGM SA, 7.25%, 2/1/13 (144A)                $    73,950
EUR 120,000        Stena AB, 6.125%, 2/1/17 (144A)                     153,328
    40,000         Trailer Bridge, Inc., 9.25%, 11/15/11                40,000
                                                                   $   267,278
                   Railroads - 0.5 %
    140,000        Burlington Sante Fe Corp., 5.75%, 3/15/08       $   140,415
    220,000        Kansas City Southern Mexico, 7.375%, 6/1/14 (144    202,950
    95,000         Kansas City Southern Mexico, 7.625%, 12/1/13         89,300
                                                                   $   432,665
                   Trucking - 0.1 %
    130,000        Allison Transmission, 11.0%, 11/1/15 (144A)     $   113,100
                   Total Transportation                            $ 1,046,585
                   Automobiles & Components - 0.1 %
                   Auto Parts & Equipment - 0.1 %
    85,000         Lear Corp., 8.75%, 12/1/16                      $    72,569
                   Total Automobiles & Components                  $    72,569
                   Consumer Durables & Apparel - 2.3 %
                   Footwear - 0.3 %
    140,000        Brown Shoe Co., Inc., 8.75%, 5/1/12             $   138,600
EUR 135,000  7.86  Edcon Proprietary, Ltd., Floating Rate Note, 6/1    140,551
                                                                   $   279,151
                   Homebuilding - 1.4 %
    235,000  7.32  Builders Firstsource, Inc., Floating Rate Note, $   164,500
    275,000  6.722 C10 Capital SPV, Ltd., Floating Rate Note, 12/31    254,128
    170,000  6.64  C8 Capital SPV, Ltd., Floating Rate Note, 12/31/    160,591
    190,000        KB Home, 7.75% 2/1/10                               181,688
    278,000        Meritage Homes Corp., 6.25%, 3/15/15                208,500
    130,000        Urbi Desarrollos Urbanos SA, 8.5%, 4/19/16 (144A    131,625
                                                                   $ 1,101,032
                   Household Appliances - 0.4 %
    280,000        Whirlpool Corp., 5.5%, 3/1/13                   $   284,552
                   Housewares & Specialties - 0.2 %
    200,000        Yankee Acquisition Corp., 9.75%, 2/15/17 (c)    $   159,000
                   Total Consumer Durables & Apparel               $ 1,823,735
                   Consumer Services - 1.9 %
                   Casinos & Gaming - 1.6 %
EUR 310,000        Codere Finance SA, 8.25%, 6/15/15 (144A)        $   396,098
EUR 275,000  8.25  Lottomatica S.p.A., Floating Rate Note, 3/31/66     375,236
EUR 190,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)        230,781
    225,000        Station Casinos, Inc., 6.625%, 3/15/18              129,375
EUR 125,000        Unibet Group Plc, 9.7%, 12/21/10                    196,196
                                                                   $ 1,327,686
                   Education Services - 0.2 %
    160,000        President & Fellows of Harvard, 3.7%, 4/1/13    $   161,024
                   Total Consumer Services                         $ 1,488,710
                   Media - 0.9 %
                   Broadcasting & Cable TV - 0.9 %
    250,000        C&M Finance, Ltd., 8.1%, 2/1/16 (144A)          $   251,875
    310,000        Kabel Deutschland GMBH, 10.625%, 7/1/14             304,188
    290,000        Univision Communications, 9.75%, 3/15/15  (144A)    175,450
                                                                   $   731,513
                   Total Media                                     $   731,513
                   Retailing - 0.6 %
                   Automotive Retail - 0.1 %
    115,000        Autonation, Inc., 7.0%, 4/15/14                 $   102,063
                   General Merchandise Stores - 0.1 %
    130,000        Central Garden, 9.125%, 2/1/13                  $   104,975
                   Specialty Stores - 0.3 %
    285,000        Sally Holdings, Inc., 9.25%, 11/15/14 (144A)    $   284,288
                   Total Retailing                                 $   491,326
                   Food & Drug Retailing - 0.1 %
                   Hypermarkets & Supercenters - 0.1 %
    110,000        Wal-Mart Stores, Inc., 5.8%, 2/15/18            $   115,283
                   Total Food & Drug Retailing                     $   115,283
                   Food, Beverage & Tobacco - 1.5 %
                   Agricultural Products - 0.5 %
    250,000        Cargill, Inc., 5.2%, 1/22/13 (144A)             $   252,199
    130,000        Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)            119,600
                                                                   $   371,799
                   Brewers - 0.5 %
    68,000         Cerveceria Nacio, 8.0%, 3/27/14 (144A)          $    68,340
    80,000         Cia Brasileira de Bebida, 10.5%, 12/15/11            95,600
    220,000        Cia Brasileira de Bebida, 8.75%, 9/15/13            257,400
                                                                   $   421,340
                   Distillers & Vintners - 0.4 %
    290,000        Constellation Brands, Inc., 8.375%, 12/15/14    $   298,700
                   Tobacco - 0.1 %
    70,000         Alliance One, Inc., 11% 5/15/12                 $    71,050
    30,000         Alliance One International, Inc., 8.5%, 5/15/12      28,200
                                                                   $    99,250
                   Total Food, Beverage & Tobacco                  $ 1,191,089
                   Health Care Equipment & Services - 1.0 %
                   Health Care Equipment - 0.1 %
    200,000        Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14   $   124,500
                   Health Care Facilities - 0.4 %
    265,000        HCA, Inc., 9.625%, 11/15/16                     $   274,938
                   Health Care Services - 0.2 %
    165,000        Rural/Metro Corp., 9.875%, 3/15/15              $   146,025
                   Managed Health Care - 0.3 %
    225,000        United Health Group, Inc., 4.875%, 2/15/13      $   222,253
                   Total Health Care Equipment & Services          $   767,716
                   Pharmaceuticals & Biotechnology - 1.2 %
                   Biotechnology - 0.4 %
    370,000        Biogen Idec, Inc., 6.0%, 3/1/13                 $   374,363
                   Pharmaceuticals - 0.7 %
    160,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)$   151,200
    320,000        Valeant Pharmaceuticals International, 7.0%, 12/    304,800
    116,000        Warner Chilcott Corp., 8.75%, 2/1/15                116,000
                                                                   $   572,000
                   Total Pharmaceuticals & Biotechnology           $   946,363
                   Banks - 3.3 %
                   Diversified Banks - 2.7 %
    100,000        ALB Finance BV, 9.25%, 9/25/13                  $    85,360
    160,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)                 163,200
    100,000        ATF Capital BV, 9.25%, 2/21/14 (144A)                98,860
    100,000  10.40 Banco Macro SA, Floating Rate Note,  6/7/12          81,000
    135,000        Kazkommerts International BV, 8.0%, 11/3/15         106,758
    100,000        Korea Development Bank, 5.3%, 1/17/13               102,461
    300,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)          296,166
    100,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            86,500
    240,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)             222,900
    100,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)            92,375
    175,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)          144,585
    230,000        Wachovia Bank NA, 6.0%, 11/15/17                    224,637
    230,000        Wachovia Corp., 5.75%, 6/15/17                      223,238
    215,000        Wells Fargo Co., 4.375%, 1/31/13                    213,899
                                                                   $ 2,141,939
                   Regional Banks - 0.3 %
    250,000        PNC Bank NA, 6.0%, 12/7/17                      $   240,804
                   Thrifts & Mortgage Finance - 0.3 %
    250,000  3.33  Washington Mutual Bank, Floating Rate Note, 5/1/$   226,992
                   Total Banks                                     $ 2,609,735
                   Diversified Financials - 4.1 %
                   Asset Management & Custody Banks - 0.2 %
    160,000        Mellon Funding Corp., 5.5%, 11/15/18            $   157,216
                   Consumer Finance - 1.3 %
    235,000        Ford Motor Credit Co., 5.7%, 1/15/10            $   204,156
    35,000         Ford Motor Credit Co., 5.8%, 1/12/09                 33,344
    190,000        Industrias Metalurgicas Pescar, 11.25%, 10/22/14    173,375
    150,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)            135,338
    250,000  2.55  SLM Corp., Floating Rate Note, 4/18/08              249,606
    320,000  4.00  SLM Corp., Floating Rate Note, 7/25/14              217,600
                                                                   $ 1,013,419
                   Investment Banking & Brokerage - 1.1 %
    290,000        Alliance One International, Inc., 10.375%, 10/15$   300,875
    220,000        Merrill Lynch & Co., 5.45%, 2/5/13                  216,449
    410,000        Morgan Stanley Dean Witter, Floating Rate Note,     410,144
                                                                   $   927,468
                   Specialized Finance - 1.4 %
    390,000        CIT Group, Inc., 7.625%, 11/30/12               $   324,143
    421,429        Coso Geothermal Power Holdings, LLC, 7.0%, 7/15/    417,215
    375,000        GATX Financial Corp., 6.0%, 2/15/18                 379,340
                                                                   $ 1,120,698
                   Total Diversified Financials                    $ 3,218,801
                   Insurance - 3.8 %
                   Insurance Brokers - 0.0 %
    100,000  7.58  USI Holdings Corp., Floating Rate Note, 11/15/14$    72,250
                   Life & Health Insurance - 0.7 %
    385,000        Presidential Life Corp., 7.875%, 2/15/09        $   384,519
    165,000        Prudential Financial, Inc., 5.15%, 1/15/13          164,749
                                                                   $   549,268
                   Multi-Line Insurance - 1.4 %
    355,000        American General Finance, Inc., 6.9%, 12/15/17  $   346,932
    350,000        Hanover Insurance Group, 7.625%, 10/15/25           311,500
    170,000        International Lease Finance Corp., 6.375%, 3/25/    169,869
    340,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)          304,012
                                                                   $ 1,132,313
                   Property & Casualty Insurance - 0.8 %
    285,000        Kingsway America, Inc., 7.5%, 2/1/14            $   260,718
    295,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)     289,100
    80,000         Ohio Casualty Corp., 7.3%, 6/15/14                   83,545
                                                                   $   633,363
                   Reinsurance - 0.8 %
    365,000        Platinum Underwriters Holdings, 7.5%, 6/1/17    $   366,622
    250,000  8.43  Redwood Capital X, Ltd., Floating Rate Note, 1/9    250,075
                                                                   $   616,697
                   Total Insurance                                 $ 3,003,891
                   Real Estate - 1.3 %
                   Real Estate Management & Development - 0.5 %
    50,000   10.64 Alto Palermo SA, Floating Rate Note, 6/11/12 (14$    42,545
    375,000        Forest City Enterprises,  Inc., 7.625%, 6/1/15      356,250
                                                                   $   398,795
                   Real Estate Investment Trust - 0.8 %
    120,000        BF Saul Real Estate Investment Trust, 7.5%, 3/1/$   106,500
    370,000        Trustreet Properties, Inc., 7.5%, 4/1/15            402,865
    90,000         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144     89,325
                                                                   $   598,690
                   Total Real Estate                               $   997,485
                   Software & Services - 0.6 %
                   Data Processing & Outsourced Services - 0.6 %
    565,000        First Data Corp., 9.875%, 9/24/15 (144A)        $   464,713
                   Total Software & Services                       $   464,713
                   Technology Hardware & Equipment - 1.2 %
                   Communications Equipment - 0.2 %
    205,000        Mastec, Inc., 7.625%, 2/1/17                    $   178,350
                   Computer Hardware - 0.1 %
    100,000        Hewlett-Packard Co., 4.5%, 3/1/13               $   101,449
                   Computer Storage & Peripherals - 0.4 %
    325,000        Sungard Data Systems, Inc., 10.25%, 8/15/15     $   326,625
                   Electronic Manufacturing Services - 0.1 %
    60,000         Flextronics International, Ltd., 6.5%, 5/15/13  $    57,300
                   Technology Distributors - 0.4 %
    311,000        Anixter International Corp., 5.95%, 3/1/15      $   274,482
                   Total Technology Hardware & Equipment           $   938,206
                   Semiconductors - 0.1 %
                   Semiconductors - 0.1 %
    160,000        Freescale Semiconductor, Inc., 9.125%, 12/15/14 $   116,800
    40,000   6.68  Freescale Semiconductor, Inc., Floating Rate Not     27,600
                                                                   $   144,400
                   Total Semiconductors                            $   144,400
                   Telecommunication Services - 2.2 %
                   Integrated Telecommunication Services - 1.2 %
EUR 175,000  10.11 Nordic Telephone Co., Holdings, Floating Rate No$   261,561
    200,000        Paetec Holdings, 9.5%, 7/15/15                      184,000
    300,000        PGS Solutions, Inc., 9.872%, 2/15/17 (144A)         267,000
    85,000         Stratos Global Corp., 9.875%, 2/15/13                86,381
    63,000         Tele Norte Leste Participacoes , 8.0%, 12/18/13      65,993
    100,000        Windstream Corp., 8.625%, 8/1/16                     98,250
                                                                   $   963,185
                   Wireless Telecommunication Services - 1.0 %
    360,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)             $   357,300
    25,000         Hughes Network System LLC, 9.5%, 4/15/14             24,875
    390,000        True Move Co., Ltd., 10.75%, 12/16/13 (144A)        366,600
                                                                   $   748,775
                   Total Telecommunication Services                $ 1,711,960
                   Utilities - 2.7 %
                   Electric Utilities - 1.3 %
    330,000        Intergen NV, 9.0%, 6/30/17                      $   344,850
    224,058        Juniper Generation LLC, 6.79%, 12/31/14 (144A)      239,760
    250,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)    246,503
    250,000        West Penn Power Co., 5.95%, 12/15/17                259,679
                                                                   $ 1,090,792
                   Gas Utilities - 0.5 %
    300,000        Questar Pipeline Co., 5.83%, 2/1/18             $   295,607
    125,000        Southern Union Co., 7.2%, 11/1/66                   100,000
                                                                   $   395,607
                   Independent Power Producer & Energy Traders - 0.4 %
    310,000        TXU Energy Co., 10.25%, 11/1/15                 $   308,838
                   Multi-Utilities - 0.4 %
    180,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)        $   174,600
    200,000  1.33  Power Contract Financing LLC, Floating Rate Note    173,000
                                                                   $   347,600
                   Total Utilities                                 $ 2,142,837
                   TOTAL CORPORATE BONDS
                   (Cost  $34,487,697)                             $32,937,045

                   U.S. GOVERNMENT & AGENCY OBLIGATIONS - 36.6 %
    626,798        Federal Home Loan Mortgage Corp., 4.5%, 4/1/20  $   624,264
    235,344        Federal Home Loan Mortgage Corp., 4.5%, 4/1/35      227,376
    369,100        Federal Home Loan Mortgage Corp., 4.5%, 7/1/20      367,607
    33,643         Federal Home Loan Mortgage Corp., 5.0%, 5/1/34       33,386
    114,405        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35      113,460
    276,871        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21     280,064
    327,227        Federal Home Loan Mortgage Corp., 5.0%, 6/1/36      324,351
    448,854        Federal Home Loan Mortgage Corp., 5.5%, 1/1/37      453,795
    139,284        Federal Home Loan Mortgage Corp., 5.5%, 11/1/34     140,997
    279,564        Federal Home Loan Mortgage Corp., 5.5%, 1/1/35      283,001
    38,656         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16      39,654
    1,600,000      Federal Home Loan Mortgage Corp., 6.0%, 12/1/37   1,642,208
    10,591         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       10,927
    164,869        Federal Home Loan Mortgage Corp., 6.0%, 6/1/17      170,057
    186,348        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35      191,464
    603,553        Federal Home Loan Mortgage Corp., 6.5%, 11/1/37     626,635
    2,000,001      Federal Home Loan Mortgage Corp., 6.5%, 8/1/37    2,076,455
    253,071        Federal National Mortgage Association, 4.0%, 7/1    248,698
    240,974        Federal National Mortgage Association, 4.5%, 5/1    240,140
    152,713        Federal National Mortgage Association, 4.5%, 9/1    152,184
    532,305        Federal National Mortgage Association, 4.5%, 9/1    513,712
    127,973        Federal National Mortgage Association, 4.5%, 3/1    123,503
    479,752        Federal National Mortgage Association, 5.0%, 10/    485,344
    147,229        Federal National Mortgage Association, 5.0%, 10/    148,945
    720,111        Federal National Mortgage Association, 5.0%, 12/    728,090
    128,454        Federal National Mortgage Association, 5.0%, 2/1    129,951
    284,105        Federal National Mortgage Association, 5.0%, 2/1    287,099
    27,483         Federal National Mortgage Association, 5.0%, 2/1     27,242
    157,809        Federal National Mortgage Association, 5.0%, 3/1    156,315
    506,297        Federal National Mortgage Association, 5.0%, 4/1    501,667
    587,135        Federal National Mortgage Association, 5.0%, 5/1    593,641
    718,793        Federal National Mortgage Association, 5.0%, 6/1    726,368
    384,662        Federal National Mortgage Association, 5.0%, 6/1    381,022
    489,180        Federal National Mortgage Association, 5.0%, 7/1    484,551
    300,613        Federal National Mortgage Association, 5.0%, 9/1    297,970
    33,739         Federal National Mortgage Association, 5.429%, 1     34,267
    50,049         Federal National Mortgage Association, 5.5%, 12/     51,346
    22,247         Federal National Mortgage Association, 5.5%, 3/1     22,823
    61,690         Federal National Mortgage Association, 5.5%, 4/1     63,319
    180,774        Federal National Mortgage Association, 5.5%, 5/1    182,947
    44,093         Federal National Mortgage Association, 5.575%, 1     44,764
    1,200,000      Federal National Mortgage Association, 6.0%, 30   1,229,250
    3,143          Federal National Mortgage Association, 6.0% 11/1      3,239
    4,400          Federal National Mortgage Association, 6.0%, 12/      4,540
    7,070          Federal National Mortgage Association, 6.0%, 2/1      7,296
    1,250,000      Federal National Mortgage Association, 6.5% 30 Y  1,294,531
    2,765          Federal National Mortgage Association, 6.5%, 10/      2,885
    6,425          Federal National Mortgage Association, 6.5%, 2/1      6,705
    743            Federal National Mortgage Association, 6.5%, 7/1        776
    638,905        Federal National Mortgage Association, 6.5%, 3/1    662,253
    838            Federal National Mortgage Association, 7.0%, 9/1        892
    92,620         Government National Mortgage Association II, 5.5     94,441
    171,267        Government National Mortgage Association II, 6.0    177,166
    1,802          Government National Mortgage Association, I, 7.0      1,925
    283,857        Government National Mortgage Association, 4.5%,     275,774
    385,053        Government National Mortgage Association, 4.5%,     374,224
    115,399        Government National Mortgage Association, 4.5%,     112,191
    175,264        Government National Mortgage Association, 4.5%,     170,465
    144,314        Government National Mortgage Association, 4.5%,     140,255
    157,034        Government National Mortgage Association, 5.0%,     157,285
    169,087        Government National Mortgage Association, 5.0%,     169,318
    178,511        Government National Mortgage Association, 5.0%,     178,754
    3,347,572      Government National Mortgage Association, 5.0%,   3,351,693
    150,086        Government National Mortgage Association, 5.5%,     153,364
    1,106,391      Government National Mortgage Association, 5.5%,   1,129,873
    641,646        Government National Mortgage Association, 5.5%,     655,265
    254,212        Government National Mortgage Association, 5.5%,     260,843
    300,590        Government National Mortgage Association, 5.5%,     307,155
    169,896        Government National Mortgage Association, 5.5%,     173,531
    661,403        Government National Mortgage Association, 5.5%,     675,441
    284,547        Government National Mortgage Association, 5.5%,     290,763
    555,338        Government National Mortgage Association, 5.5%,     567,434
    323,034        Government National Mortgage Association, 5.5%,     330,070
    37,588         Government National Mortgage Association, 5.5%,      38,409
    349,208        Government National Mortgage Association, 5.5%,     356,814
    15,292         Government National Mortgage Association, 6.0%,      15,808
    31,349         Government National Mortgage Association, 6.0%,      32,468
    34,044         Government National Mortgage Association, 6.0%,      35,260
    40,002         Government National Mortgage Association, 6.0%,      41,430
    18,491         Government National Mortgage Association, 6.0%,      19,151
    7,086          Government National Mortgage Association, 6.0%,       7,339
    26,649         Government National Mortgage Association, 6.0%,      27,601
    29,453         Government National Mortgage Association, 6.0%,      30,525
    17,055         Government National Mortgage Association, 6.0%,      17,630
    32,074         Government National Mortgage Association, 6.0%,      33,219
    43,295         Government National Mortgage Association, 6.0%,      44,840
    99,978         Government National Mortgage Association, 6.0%,     103,346
    103,414        Government National Mortgage Association, 6.0%,     107,025
    79,906         Government National Mortgage Association, 6.0%,      82,758
    12,303         Government National Mortgage Association, 6.0%,      12,743
    5,498          Government National Mortgage Association, 6.5%,       5,745
    6,057          Government National Mortgage Association, 6.5%,       6,318
    17,215         Government National Mortgage Association, 6.5%,      17,987
    12,226         Government National Mortgage Association, 6.5%,      12,761
    15,876         Government National Mortgage Association, 6.5%,      16,602
    14,080         Government National Mortgage Association, 6.5%,      14,695
    2,002          Government National Mortgage Association, 6.5%,       2,092
    326            Government National Mortgage Association, 7.0%,         349
    8,478          Government National Mortgage Association, 7.5%,       9,083
                   U.S. Treasury Bonds, 6.25%, 8/15/23                 160,012
                   U.S. Treasury Bonds, 8.75%, 5/15/17                 302,932
                   U.S. Treasury Inflation Notes, 2.375%, 1/15/17        5,840
                                                                   $28,751,988
                   TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                   (Cost  $28,014,003)                             $28,751,988

                   FOREIGN GOVERNMENT BONDS - 5.8%
ITL 195,000        Banco Nac De Desen Econo, 8.0%, 4/28/10         $   166,012
EUR 810,000        Government of France, 3.75% 4/25/17               1,248,629
JPY 80,432,800     Government of Japan, 1.1%, 12/10/16                 805,134
SEK 3,445,000      Government of Sweden, 5.25%, 3/15/11                602,427
SEK 2,955,000      Government of Sweden, 5.5%, 10/8/12                 530,804
NOK 1,320,000      Norwegian Government 6.0%, 5/16/2011                269,659
NOK 1,500,000      Norwegian Government, 5.5%, 5/15/09                 295,479
AUD 532,000        Ontario Province, 5.5%, 4/23/13                     450,196
AUD 207,000        Queensland Treasury, 6.0%, 8/14/13                  182,802
                                                                   $ 4,551,142
                   TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost  $3,737,440)                              $ 4,551,142

                   MUNICIPAL BONDS - 1.1 %
                   Municipal  Airport - 0.3 %
    175,000        New Jersey Economic Development Authority Specia$   166,980
    50,000         New Jersey Economic Development Authority, 6.25%     44,008
                                                                   $   210,988
                   Municipal  Higher Education - 0.7 %
    295,000        California State University Revenue, 5.0%, 11/1/$   294,661
    300,000        Connecticut State Health & Education, 5.0%, 7/1/    299,976
                                                                   $   594,637
                   Municipal Utilities - 0.1 %
    60,000   9.35  San Antonio Texas Electric & Gas, Floating Rate $    75,518
                   TOTAL MUNICIPAL BONDS
                   (Cost  $835,077)                                $   881,143

                   SENIOR FLOATING RATE LOAN INTERESTS - 5.7 % **
                   Energy - 0.5 %
                   Oil & Gas Exploration & Production - 0.5 %
    200,000        Sandridge Energy, Inc., Fixed Rate Loan, 0.0%, 4$   197,750
    150,000        Sandridge Energy, Inc., Floating Rate Loan, 3.62    140,250
    50,000         Venoco, Inc., Second Lien Term Loan, 4.0%, 5/7/1     44,750
                                                                   $   382,750
                   Total Energy                                    $   382,750
                   Materials - 0.5 %
                   Precious Metals & Minerals - 0.3 %
    233,842        Inverness Medical Innovations, Inc., Term Loan, $   206,950
                   Steel - 0.2 %
    198,500        Niagara Corp., Term Loan, 5.0%, 6/29/14         $   164,755
                   Total Materials                                 $   371,705
                   Capital Goods - 0.6 %
                   Construction & Engineering - 0.1 %
    50,000         Custom Building Products, Inc., Term Loan, 2.25%$    43,500
    91,794         URS Corp., Tranche B Term Loan, 2.75%, 5/1/13        91,622
                                                                   $   135,122
                   Electrical Component & Equipment - 0.4 %
    77,734         Flextronics Semiconductor, Inc., A-1-A Delayed L$    71,516
    271,154        Flextronics Semiconductor, Inc., A Closing Date     249,462
                                                                   $   320,978
                   Total Capital Goods                             $   456,100
                   Commercial Services & Supplies - 0.2 %
                   Diversified Commercial Services - 0.2 %
    250,000        J.G.Wentworth, First Lien Loan, 2.25%, 3/1/14   $   188,750
                   Total Commercial Services & Supplies            $   188,750
                   Automobiles & Components - 0.3 %
                   Tires & Rubber - 0.3 %
    230,000        Goodyear Tire & Rubber Co., Second Lien Term Loa$   208,150
                   Total Automobiles & Components                  $   208,150
                   Consumer Durables & Apparel - 0.4 %
                   Homebuilding - 0.2 %
    217,983        LandSource Communities Developments LLC, Facilit$   161,307
                   Housewares & Specialties - 0.1 %
    148,875        Jarden Corp., Term Loan B3, 2.5%, 1/24/12       $   142,982
                   Total Consumer Durables & Apparel               $   304,289
                   Consumer Services - 0.4 %
                   Casinos & Gaming - 0.3 %
    290,938        Gateway Casinos & Entertainment, Inc., Term Adva$   244,388
    58,333         Gateway Casinos & Entertainment, Inc., Delayed D     49,000
                                                                   $   293,388
                   Total Consumer Services                         $   293,388
                   Media - 0.1 %
                   Broadcasting & Cable TV - 0.1 %
    100,000        Charter Communications, Inc., Incremental Term L$    97,525
                   Total Media                                     $    97,525
                   Retailing - 0.3 %
                   Specialty Stores - 0.2 %
    246,867        Sally Holdings, Inc., Term B Loan, 2.5%, 11/18/1$   229,792
                   Total Retailing                                 $   229,792
                   Health Care Equipment & Services - 0.4 %
                   Health Care Facilities - 0.4 %
    116,064        CHS/Community Health Systems, Inc., Funded Term $   107,237
    5,936          CHS/Community Health Systems, Inc., Delayed Draw      5,484
    25,360         Sun Health Care Group, Inc., Delayed Draw Loan,      23,078
    40,230         Sun Health Care Group, Inc., Synthetic LC Loan,      36,609
    177,246        Sun Health Care Group, Inc., Term Loan, 2.0%, 4/    161,294
                                                                   $   333,702
                   Total Health Care Equipment & Services          $   333,702
                   Pharmaceuticals & Biotechnology - 0.3 %
                   Pharmaceuticals - 0.2 %
    233,819        Talecris Biotherapeutics Holdings Corp., First L$   198,162
                   Total Pharmaceuticals & Biotechnology           $   198,162
                   Insurance - 0.3 %
                   Insurance Brokers - 0.2 %
    249,375        Alliant Holdings I, Inc., Term Loan, 3.0%, 8/21/$   218,203
                   Total Insurance                                 $   218,203
                   Technology Hardware & Equipment - 0.3 %
                   Electronic Equipment & Instruments - 0.3 %
    36,964         Huawei-3Com Co., Ltd., Tranche B Term Loan, 3.0%$    30,495
    203,975        Scitor Corp., Term Loan, 4.25%, 9/28/14             199,386
                                                                   $   229,881
                   Total Technology Hardware & Equipment           $   229,881
                   Semiconductors - 0.1 %
    98,750         Freescale Semiconductor, Inc., Term Loan, 1.75%,$    83,534
                   Total Semiconductors                            $    83,534
                   Telecommunication Services - 0.6 %
                   Integrated Telecommunication Services - 0.3 %
    21,256         Telesat Canada, U.S. Term II Loan, 3.0%, 10/24/1$    19,737
    248,740        Telesat Canada, U.S. Term I Loan, 3.0%, 10/24/14    230,964
                                                                   $   250,701
                   Wireless Telecommunication Services - 0.3 %
    237,374        Stratos Global Corp., Term B Facility Loan, 2.75$   221,351
                   Total Telecommunication Services                $   472,052
                   Utilities - 0.5 %
                   Independent Power Producer & Energy Traders - 0.5 %
    100,000        Aeroflex, Inc., Tranche B-1 Term Loan, 3.75%, 8/$    93,188
    228,275        Calpine Corp., First Priority Term Loan, 2.25%,     204,306
    41,213         NRG Energy, Inc., Credit-Linked Loan, 1.75%, 2/1     38,666
    84,633         NRG Energy, Inc., Term Loan, 1.75%, 2/1/13           79,403
                                                                   $   415,563
                   Total Utilities                                 $   415,563
                   TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                   (Cost  $4,904,299)                              $ 4,483,546
    Shares
                   RIGHTS/WARRANTS - 0.0 %
                   Transportation - 0.0 %
                   Railroads - 0.0 %
                   Atlantic Express Transportation, Exp. 4/15/08   $     2,625
                   Total Transportation                            $     2,625
                   TOTAL RIGHTS/WARRANTS
                   (Cost  $0)                                      $     2,625

                   COMMON STOCK - 0.0 %
                   Transportation - 0.0 %
                   Trucking - 0.0 %
    2,382          Northwest Airlines, Inc. *                      $    21,414
                   Total Transportation                            $    21,414
                   TOTAL COMMON STOCK
                   (Cost  $78,683)                                 $    21,414
    Principal
    Amount
                   TEMPORARY CASH INVESTMENT - 5.1 %
                   Repurchase Agreement - 4.7 %
    3,725,000      Bank of America Corp., 2.42%, dated 3/31/08, repurchase price of $3,725,000 plus accrued interest on 4/1/08 collateralized by
                   $3,781,132 Federal National Mortgage Association$ 3,725,000
                   Security Lending Collateral - 0.4 %
    270,532        Securities Lending Investment Fund, 3.02%       $   270,532
                   TOTAL TEMPORARY CASH INVESTMENT
                   (Cost  $3,995,532)                              $ 3,995,532
                   TOTAL INVESTMENT IN SECURITIES - 101.2%
                   (Cost  $80,100,613)(a)                          $79,492,268
                   OTHER ASSETS AND LIABILITIES - (1.2)%           $ (964,021)
                   TOTAL NET ASSETS - 100.0%                       $78,528,247

    *              Non-income producing security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $15,791,279 or 20.1% of total net assets.

    ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

    (a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $80,100,651 was as follows:

                   Aggregate gross unrealized gain for all investments in
                   which there is an excess of value over tax cost   $657,279

                   Aggregate gross unrealized loss for all investments in
                   which there is an excess of tax cost over value  (1,265,662)

                   Net unrealized gain                              $(608,383)

    (b)            Debt obligation with a variable interest rate.
                   Rate shown is rate at period end.

    (c)            At March 31, 2008, the following security was out on loan:

    Principal
   Amount            Description                                   Value
    198,000        Yankee Acquisition Corp., 9.75%, 2/15/17        $159,877

    NOTE:          Principal amounts are denominated in U.S. Dollars unless
                   otherwise denoted:
    AUD            Australian Dollar
    EUR            Euro
    ITL            Italian Lira
    JPY            Japanese Yen
    NOK            Norwegian Krone
    SEK            Swedish Krone

                   FAS 157 Footnote Disclosures

                   Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                   Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                   Level 1 - quoted prices in active markets for identical securities
                   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                   The following is a summary of the inputs used as of March
                       31, 2008, in valuing the Fund's assets:

						Investment     Other Financial
Valuation Inputs                                 in Securities   Instruments*
Level 1 - Quoted Prices                            1,194,689        0
Level 2 - Other Significant Observable Inputs     78,297,579    (6,610,725)
Level 3 - Significant Unobservable Inputs	     0		    0
Total                                             79,492,268	    0




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.